[LOGO] Nationwide(R) VLI
   Separate Account-2
      June 30, 2004

[LOGO] The BEST
       of AMERICA(R)
          Life Planning Series(R)

                                                                            2004

                                                              Semi-Annual Report

--------------------------------------------------------------------------------

                                                      [LOGO] Nationwide(R)

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

VLOB-12-6/04

                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VLI Separate Account-2.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President

                                 August 16, 2004

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-2. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 52. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub account during the period reported.

Notes to Financial Statements, beginning on page 42, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:

      AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
         53,915 shares (cost $575,231) .............................................................   $    604,923

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         4,448 shares (cost $86,924) ...............................................................         96,603

      AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         12,228 shares (cost $157,987) .............................................................        163,847

      Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlGrIncA)
         39,986 shares (cost $856,991) .............................................................        891,279

      Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A (AlSmCapVA)
         29,802 shares (cost $430,401) .............................................................        451,489

      American Century VP - Balanced Fund - Class I (ACVPBal)
         792,637 shares (cost $5,198,230) ..........................................................      5,405,780

      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         1,682,654 shares (cost $13,531,740) .......................................................     12,350,679

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         548,459 shares (cost $2,969,831) ..........................................................      3,724,037

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         60,125 shares (cost $625,659) .............................................................        614,477

      American Century VP - International Fund - Class I (ACVPInt)
         1,559,122 shares (cost $9,058,138) ........................................................     10,196,654

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         150,195 shares (cost $1,426,640) ..........................................................      1,447,872

      American Century VP - Value Fund - Class I (ACVPVal)
         1,604,788 shares (cost $10,862,572) .......................................................     13,046,919

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         86,243 shares (cost $699,865) .............................................................        877,953

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         658,113 shares (cost $5,488,318) ..........................................................      5,883,530

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         1,022,438 shares (cost $10,498,084) .......................................................     15,162,749

      Dreyfus GVIT International Value Fund - Class I (DryGVITIntVal)
         47,306 shares (cost $635,366) .............................................................        661,809

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         100,877 shares (cost $1,310,614) ..........................................................      1,448,585

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         391,082 shares (cost $13,445,419) .........................................................      9,558,040

      Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)
         2,704,994 shares (cost $85,786,499) .......................................................     78,904,657

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         178,953 shares (cost $5,394,923) ..........................................................      6,275,870

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         11,602 shares (cost $444,736) .............................................................        453,275

      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         121,330 shares (cost $2,485,260) ..........................................................      2,453,292

      Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
         1,495 shares (cost $27,866) ...............................................................         28,931

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
         4,288 shares (cost $22,632) ...............................................................   $     23,669

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         118,467 shares (cost $1,391,331) ..........................................................      1,333,937

      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         3,151,126 shares (cost $73,853,365) .......................................................     74,177,501

      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         2,949,561 shares (cost $129,322,261) ......................................................     92,675,179

      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         3,680,546 shares (cost $23,842,912) .......................................................     23,665,911

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         1,111,320 shares (cost $13,701,521) .......................................................     17,303,244

      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         1,626,521 shares (cost $25,561,170) .......................................................     23,194,182

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         2,311,334 shares (cost $54,995,084) .......................................................     56,650,778

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         79,172 shares (cost $1,028,362) ...........................................................      1,000,727

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         278,578 shares (cost $4,442,912) ..........................................................      4,237,161

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FidVIPMCaplS)
         79,102 shares (cost $1,932,987) ...........................................................      2,023,415

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         186,410 shares (cost $2,323,151) ..........................................................      2,432,640

      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
         108,697 shares (cost $1,731,347) ..........................................................      1,815,240

      Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
         40,373 shares (cost $522,967) .............................................................        563,197

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)
         76,837 shares (cost $950,619) .............................................................        979,661

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         30,700 shares (cost $302,594) .............................................................        318,044

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         467,223 shares (cost $5,789,232) ..........................................................      7,279,333

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         175,880 shares (cost $1,764,769) ..........................................................      1,697,237

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         45,110 shares (cost $364,970) .............................................................        354,565

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         45,561 shares (cost $539,485) .............................................................        535,791

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         146,172 shares (cost $1,536,784) ..........................................................      1,537,730

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         300,905 shares (cost $1,150,187) ..........................................................      1,125,382

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         15,090 shares (cost $135,374) .............................................................        144,860

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,205,989 shares (cost $14,757,404) .......................................................     13,832,688

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,645,858 shares (cost $28,462,846) .......................................................     16,853,576

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         107,461 shares (cost $1,106,087) ..........................................................      1,156,280

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         47,108 shares (cost $472,276) .............................................................        483,793

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         326,484 shares (cost $3,202,819) ..........................................................   $  3,486,842

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         288,859 shares (cost $2,811,855) ..........................................................      3,125,448

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         163,489 shares (cost $1,675,638) ..........................................................      1,716,628

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         23,176 shares (cost $150,858) .............................................................        145,310

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         57,448 shares (cost $1,258,441) ...........................................................      1,312,107

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         30,330,403 shares (cost $30,330,403) ......................................................     30,330,403

      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         6,982,946 shares (cost $100,735,764) ......................................................     72,901,955

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         9,021 shares (cost $106,542) ..............................................................        111,128

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         107,640 shares (cost $1,347,612) ..........................................................      1,444,528

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         1,251,533 shares (cost $12,197,983) .......................................................     15,256,176

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         1,157,621 shares (cost $21,902,387) .......................................................     26,868,379

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         83,367 shares (cost $910,369) .............................................................        880,350

      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         98,211 shares (cost $952,941) .............................................................        942,824

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         2,478 shares (cost $58,504) ...............................................................         59,692

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         129,066 shares (cost $2,534,508) ..........................................................      2,823,948

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         347,122 shares (cost $958,319) ............................................................      1,214,925

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         67,455 shares (cost $1,253,825) ...........................................................      1,524,476

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
         1,679 shares (cost $22,095) ...............................................................         22,313

      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         22,038 shares (cost $194,700) .............................................................        196,792

      MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
         5,997 shares (cost $63,697) ...............................................................         65,362

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         8,012 shares (cost $71,388) ...............................................................         74,349

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         1,176 shares (cost $14,089) ...............................................................         15,383

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         1,474,468 shares (cost $13,690,665) .......................................................     16,514,033

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         130,790 shares (cost $1,541,461) ..........................................................      1,905,610

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         444,415 shares (cost $5,919,157) ..........................................................      5,866,278

      Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class (NBAMTMCGrS)
         18,846 shares (cost $285,769) .............................................................        309,262

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         1,270,162 shares (cost $18,227,914) .......................................................     20,614,723

      Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRes)
         8,434 shares (cost $99,973) ...............................................................        106,183

      Oppenheimer VA Aggressive Growth Fund - Initial Class (OppAggGro)
         57,971 shares (cost $2,150,051) ...........................................................      2,342,603

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      Oppenheimer VA Bond Fund - Initial Class (OppBdFd)
         1,157,190 shares (cost $12,744,468) .......................................................   $ 12,694,370

      Oppenheimer VA Capital Appreciation Fund - Initial Class (OppCapAp)
         403,119 shares (cost $11,500,609) .........................................................     14,274,434

      Oppenheimer VA Global Securities Fund - Initial Class (OppGlSec)
         1,285,573 shares (cost $28,311,492) .......................................................     32,897,809

      Oppenheimer VA High Income Fund - Initial Class (OppHighInc)
         76,685 shares (cost $629,939) .............................................................        629,584

      Oppenheimer VA Main Street(R) Fund - Initial Class (OppMSFund)
         88,343 shares (cost $1,622,143) ...........................................................      1,725,333

      Oppenheimer VA Main Street(R) Small Cap Fund - Initial Class (OppMSSmCap)
         24,975 shares (cost $335,083) .............................................................        353,883

      Oppenheimer VA Multiple Strategies Fund - Initial Class (OppMultStr)
         975,090 shares (cost $15,290,268) .........................................................     15,572,180

      Putnam VT - Discovery Growth Fund - IB Shares (PVTDiscGro)
         1,717 shares (cost $44,168) ...............................................................         45,152

      Putnam VT - Growth & Income Fund - IB Shares (PVTGroInc)
         3,494 shares (cost $81,139) ...............................................................         82,924

      Putnam VT - International Equity Fund - IB Shares (PVTIntEq)
         8,149 shares (cost $101,587) ..............................................................        104,381

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,707,248 shares (cost $35,354,256) .......................................................     35,271,728

      Strong VIF - Strong Discovery Fund II (StDisc2)
         577,145 shares (cost $6,100,149) ..........................................................      7,710,655

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         23 shares (cost $113) .....................................................................             23

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         342,754 shares (cost $4,276,790) ..........................................................      4,099,333

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         428,557 shares (cost $4,296,437) ..........................................................      5,056,968

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         331,832 shares (cost $4,157,254) ..........................................................      5,057,113

      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
         13,935 shares (cost $161,358) .............................................................        162,064

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         253,059 shares (cost $2,218,315) ..........................................................      2,214,259

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         821,342 shares (cost $10,842,701) .........................................................     13,716,410
                                                                                                       ------------
            Total Investments ......................................................................    881,945,584
   Accounts Receivable .............................................................................             --
                                                                                                       ------------
            Total Assets ...........................................................................    881,945,584
Accounts Payable ...................................................................................        348,559
                                                                                                       ------------
Contract Owners Equity (note 7) ....................................................................   $881,597,025
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total        ACVPBal    ACVPCapAp   ACVPIncGr
                                                     -------------   --------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................   $   8,295,312     92,319           --      53,277
   Mortality and expense risk charges (note 3) ...      (3,262,463)   (20,771)     (49,486)    (13,142)
                                                     -------------   --------   ----------    --------
      Net investment income (loss) ...............       5,032,849     71,548      (49,486)     40,135
                                                     -------------   --------   ----------    --------

   Proceeds from mutual fund shares sold .........     118,654,758    486,692    1,304,890     435,487
   Cost of mutual fund shares sold ...............    (118,928,221)  (508,129)  (1,609,586)   (344,371)
                                                     -------------   --------   ----------    --------
      Realized gain (loss) on investments ........        (273,463)   (21,437)    (304,696)     91,116
   Change in unrealized gain (loss)
      on investments .............................      19,470,874     86,113      702,302      27,654
                                                     -------------   --------   ----------    --------
      Net gain (loss) on investments .............      19,197,411     64,676      397,606     118,770
                                                     -------------   --------   ----------    --------
   Reinvested capital gains ......................         839,568         --           --          --
                                                     -------------   --------   ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  25,069,828    136,224      348,120     158,905
                                                     =============   ========   ==========    ========

                                                     ACVPInflaPro     ACVPInt    ACVPUltra     ACVPVal
                                                     ------------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................       7,052          61,455          --      129,945
   Mortality and expense risk charges (note 3) ...      (1,311)        (40,277)     (2,603)     (46,075)
                                                       -------      ----------    --------   ----------
      Net investment income (loss) ...............       5,741          21,178      (2,603)      83,870
                                                       -------      ----------    --------   ----------

   Proceeds from mutual fund shares sold .........      64,823       1,940,950     735,210    2,087,797
   Cost of mutual fund shares sold ...............     (63,597)     (2,080,177)   (700,549)  (1,868,166)
                                                       -------      ----------    --------   ----------
      Realized gain (loss) on investments ........       1,226        (139,227)     34,661      219,631
   Change in unrealized gain (loss)
      on investments .............................     (12,182)        329,046      (7,045)     321,888
                                                       -------      ----------    --------   ----------
      Net gain (loss) on investments .............     (10,956)        189,819      27,616      541,519
                                                       -------      ----------    --------   ----------
   Reinvested capital gains ......................         172              --          --      100,800
                                                       -------      ----------    --------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (5,043)        210,997      25,013      726,189
                                                       =======      ==========    ========   ==========

                                                     AIMBValue   AIMCapAp   AIMCapDev   AlGrIncA
                                                     ---------   --------   ---------   --------
Investment activity:
   Reinvested dividends ..........................   $     --         --          --       6,945
   Mortality and expense risk charges (note 3) ...     (1,306)      (354)       (281)     (1,696)
                                                     --------     ------     -------     -------
      Net investment income (loss) ...............     (1,306)      (354)       (281)      5,249
                                                     --------     ------     -------     -------

   Proceeds from mutual fund shares sold .........     40,174      1,246      23,879      56,659
   Cost of mutual fund shares sold ...............    (34,941)    (1,036)    (20,021)    (49,140)
                                                     --------     ------     -------     -------
      Realized gain (loss) on investments ........      5,233        210       3,858       7,519
   Change in unrealized gain (loss)
      on investments .............................     16,175      1,402       1,233       1,528
                                                     --------     ------     -------     -------
      Net gain (loss) on investments .............     21,408      1,612       5,091       9,047
                                                     --------     ------     -------     -------
   Reinvested capital gains ......................         --         --          --          --
                                                     --------     ------     -------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 20,102      1,258       4,810      14,296
                                                     ========     ======     =======     =======

                                                     AlSmCapVA   CSGPVen   CSIntFoc    CSSmCapGr
                                                     ---------   -------   --------   ----------
Investment activity:
   Reinvested dividends ..........................        628         --         --           --
   Mortality and expense risk charges (note 3) ...       (939)    (3,269)   (20,482)     (55,240)
                                                      -------    -------   --------   ----------
      Net investment income (loss) ...............       (311)    (3,269)   (20,482)     (55,240)
                                                      -------    -------   --------   ----------

   Proceeds from mutual fund shares sold .........     85,887    122,362    485,114    1,496,711
   Cost of mutual fund shares sold ...............    (72,376)   (95,762)  (439,337)  (1,288,569)
                                                      -------    -------   --------   ----------
      Realized gain (loss) on investments ........     13,511     26,600     45,777      208,142
   Change in unrealized gain (loss)
      on investments .............................        543     38,272     18,507      876,816
                                                      -------    -------   --------   ----------
      Net gain (loss) on investments .............     14,054     64,872     64,284    1,084,958
                                                      -------    -------   --------   ----------
   Reinvested capital gains ......................      8,078         --         --           --
                                                      -------    -------   --------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     21,821     61,603     43,802    1,029,718
                                                      =======    =======   ========    =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     DryGVITIntVal   DrySmCapIxS    DrySRGro     DryStkIx
                                                     -------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................     $   9,857            --            616      533,329
   Mortality and expense risk charges (note 3) ...        (1,268)       (3,434)       (36,544)    (272,219)
                                                       ---------      --------     ----------   ----------
      Net investment income (loss) ...............         8,589        (3,434)       (35,928)     261,110
                                                       ---------      --------     ----------   ----------

   Proceeds from mutual fund shares sold .........       138,056       437,053        815,811    5,518,673
   Cost of mutual fund shares sold ...............      (122,904)     (351,123)    (1,156,966)  (6,334,104)
                                                       ---------      --------     ----------   ----------
      Realized gain (loss) on investments ........        15,152        85,930       (341,155)    (815,431)
   Change in unrealized gain (loss)
      on investments .............................         8,514        36,649        609,693    2,834,254
                                                       ---------      --------     ----------   ----------
      Net gain (loss) on investments .............        23,666       122,579        268,538    2,018,823
                                                       ---------      --------     ----------   ----------
   Reinvested capital gains ......................            --         1,448             --           --
                                                       ---------      --------     ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $  32,255       120,593        232,610    2,279,933
                                                       =========      ========     ==========   ==========

                                                     DryVIFApp   DryVIFDevLd   DryVIFGrInc   FedAmLead
                                                     ---------   -----------   -----------   ---------
Investment activity:
   Reinvested dividends ..........................       1,726          --        10,194        236
   Mortality and expense risk charges (note 3) ...     (23,222)     (1,088)       (8,377)       (81)
                                                      --------     -------      --------       ----
      Net investment income (loss) ...............     (21,496)     (1,088)        1,817        155
                                                      --------     -------      --------       ----

   Proceeds from mutual fund shares sold .........     912,197      70,091       256,632        400
   Cost of mutual fund shares sold ...............    (832,709)    (60,575)     (319,815)      (363)
                                                      --------     -------      --------       ----
      Realized gain (loss) on investments ........      79,488       9,516       (63,183)        37
   Change in unrealized gain (loss)
      on investments .............................      43,574      (4,586)       75,230        252
                                                      --------     -------      --------       ----
      Net gain (loss) on investments .............     123,062       4,930        12,047        289
                                                      --------     -------      --------       ----
   Reinvested capital gains ......................          --          --            --         --
                                                      --------     -------      --------       ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     101,566       3,842        13,864        444
                                                      ========     =======      ========       ====

                                                     FedCapAp   FedQualBd    FidVIPAM     FidVIPCon
                                                     --------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................    $  49       68,628       643,386      187,465
   Mortality and expense risk charges (note 3) ...       (7)      (5,784)      (94,287)    (204,160)
                                                      -----     --------    ----------   ----------
      Net investment income (loss) ...............       42       62,844       549,099      (16,695)
                                                      -----     --------    ----------   ----------

   Proceeds from mutual fund shares sold .........      398      538,348     1,682,670    2,755,953
   Cost of mutual fund shares sold ...............     (357)    (558,053)   (1,936,463)  (2,847,025)
                                                      -----     --------    ----------   ----------
      Realized gain (loss) on investments ........       41      (19,705)     (253,793)     (91,072)
   Change in unrealized gain (loss)
      on investments .............................      537      (65,255)      (78,870)   3,309,284
                                                      -----     --------    ----------   ----------
      Net gain (loss) on investments .............      578      (84,960)     (332,663)   3,218,212
                                                      -----     --------    ----------   ----------
   Reinvested capital gains ......................       --       15,063            --           --
                                                      -----     --------    ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ 620       (7,053)      216,436    3,201,517
                                                      =====     ========    ==========   ==========

                                                      FidVIPEI     FidVIPGr    FidVIPGrOp     FidVIPHI
                                                     ----------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................    1,144,045      243,960      22,205      2,035,634
   Mortality and expense risk charges (note 3) ...     (278,721)    (361,350)    (14,259)       (84,272)
                                                     ----------   ----------    --------    -----------
      Net investment income (loss) ...............      865,324     (117,390)      7,946      1,951,362
                                                     ----------   ----------    --------    -----------

   Proceeds from mutual fund shares sold .........    3,533,579    4,582,552     336,930     15,432,203
   Cost of mutual fund shares sold ...............   (3,648,088)  (6,390,616)   (465,098)   (13,472,552)
                                                     ----------   ----------    --------    -----------
      Realized gain (loss) on investments ........     (114,509)  (1,808,064)   (128,168)     1,959,651
   Change in unrealized gain (loss)
      on investments .............................    1,234,944    2,945,551     166,187     (3,738,291)
                                                     ----------   ----------    --------    -----------
      Net gain (loss) on investments .............    1,120,435    1,137,487      38,019     (1,778,640)
                                                     ----------   ----------    --------    -----------
   Reinvested capital gains ......................      273,300           --          --             --
                                                     ----------   ----------    --------    -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    2,259,059    1,020,097      45,965        172,722
                                                     ==========   ==========    ========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     FidVIPIGBdS   FidVIPMCapS   FidVIPOv   FidVIPValS
                                                     -----------   -----------   --------   ----------
Investment activity:
   Reinvested dividends ..........................    $  15,193           --      198,083          --
   Mortality and expense risk charges (note 3) ...       (1,689)      (4,378)     (65,859)     (9,222)
                                                      ---------     --------     --------    --------
      Net investment income (loss) ...............       13,504       (4,378)     132,224      (9,222)
                                                      ---------     --------     --------    --------

   Proceeds from mutual fund shares sold .........      105,932      258,251      916,573     944,915
   Cost of mutual fund shares sold ...............     (109,452)    (219,795)    (804,721)   (799,621)
                                                      ---------     --------     --------    --------
      Realized gain (loss) on investments ........       (3,520)      38,456      111,852     145,294
   Change in unrealized gain (loss)
      on investments .............................      (32,120)      32,292     (148,949)    (72,192)
                                                      ---------     --------     --------    --------
      Net gain (loss) on investments .............      (35,640)      70,748      (37,097)     73,102
                                                      ---------     --------     --------    --------
   Reinvested capital gains ......................       10,740           --           --       5,608
                                                      ---------     --------     --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ (11,396)      66,370       95,127      69,488
                                                      =========     ========     ========    ========

                                                     FrVIPForSec   FrVIPRisDiv   FTVIPSmCpVal   GVITCVal
                                                     -----------   -----------   ------------   --------
Investment activity:
   Reinvested dividends ..........................       9,793        11,393         1,484         1,676
   Mortality and expense risk charges (note 3) ...      (2,128)       (3,968)       (1,050)         (831)
                                                       -------      --------       -------       -------
      Net investment income (loss) ...............       7,665         7,425           434           845
                                                       -------      --------       -------       -------

   Proceeds from mutual fund shares sold .........      75,073       121,867        58,267        36,773
   Cost of mutual fund shares sold ...............     (62,009)     (104,791)      (50,300)      (31,350)
                                                       -------      --------       -------       -------
      Realized gain (loss) on investments ........      13,064        17,076         7,967         5,423
   Change in unrealized gain (loss)
      on investments .............................      (2,534)       18,830        25,749         2,884
                                                       -------      --------       -------       -------
      Net gain (loss) on investments .............      10,530        35,906        33,716         8,307
                                                       -------      --------       -------       -------
   Reinvested capital gains ......................          --        20,469            --            --
                                                       -------      --------       -------       -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      18,195        63,800        34,150         9,152
                                                       =======      ========       =======       =======

                                                     GVITDMidCapI   GVITEmMrkts   GVITFHiInc   GVITGlFin1
                                                     ------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................    $  16,726         1,315        12,150        3,212
   Mortality and expense risk charges (note 3) ...      (24,786)       (7,798)         (811)      (1,954)
                                                      ---------      --------      --------     --------
      Net investment income (loss) ...............       (8,060)       (6,483)       11,339        1,258
                                                      ---------      --------      --------     --------

   Proceeds from mutual fund shares sold .........      514,258       924,010       233,479      121,169
   Cost of mutual fund shares sold ...............     (395,205)     (756,000)     (227,738)    (108,518)
                                                      ---------      --------      --------     --------
      Realized gain (loss) on investments ........      119,053       168,010         5,741       12,651
   Change in unrealized gain (loss)
      on investments .............................      249,172      (295,870)      (14,462)      (7,686)
                                                      ---------      --------      --------     --------
      Net gain (loss) on investments .............      368,225      (127,860)       (8,721)       4,965
                                                      ---------      --------      --------     --------
   Reinvested capital gains ......................           --        14,907            --        4,567
                                                      ---------      --------      --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ 360,165      (119,436)        2,618       10,790
                                                      =========      ========      ========     ========

                                                     GVITGlHlth   GVITGlTech   GVITGlUtl1   GVITGrowth
                                                     ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................          --           --         929          9,657
   Mortality and expense risk charges (note 3) ...      (3,735)      (5,409)       (755)       (61,780)
                                                      --------     --------     -------     ----------
      Net investment income (loss) ...............      (3,735)      (5,409)        174        (52,123)
                                                      --------     --------     -------     ----------

   Proceeds from mutual fund shares sold .........     192,182      733,136     111,850      1,033,416
   Cost of mutual fund shares sold ...............    (195,973)    (665,268)    (95,423)    (2,784,870)
                                                      --------     --------     -------     ----------
      Realized gain (loss) on investments ........      (3,791)      67,868      16,427     (1,751,454)
   Change in unrealized gain (loss)
      on investments .............................      33,600      (83,290)     (8,550)     2,188,323
                                                      --------     --------     -------     ----------
      Net gain (loss) on investments .............      29,809      (15,422)      7,877        436,869
                                                      --------     --------     -------     ----------
   Reinvested capital gains ......................       4,166           --          --             --
                                                      --------     --------     -------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      30,240      (20,831)      8,051        384,746
                                                      ========     ========     =======     ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      GVITGvtBd    GVITIDAgg   GVITIDCon   GVITIDMod
                                                     -----------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................   $   525,225      4,389       4,570       23,160
   Mortality and expense risk charges (note 3) ...       (57,572)    (3,754)     (1,539)     (10,722)
                                                     -----------    -------     -------     --------
      Net investment income (loss) ...............       467,653        635       3,031       12,438
                                                     -----------    -------     -------     --------

   Proceeds from mutual fund shares sold .........     3,272,671     27,163      15,984      146,793
   Cost of mutual fund shares sold ...............    (3,381,660)   (23,856)    (15,114)    (125,289)
                                                     -----------    -------     -------     --------
      Realized gain (loss) on investments ........      (108,989)     3,307         870       21,504
   Change in unrealized gain (loss)
      on investments .............................      (717,001)    12,706      (3,593)       9,476
                                                     -----------    -------     -------     --------
      Net gain (loss) on investments .............      (825,990)    16,013      (2,723)      30,980
                                                     -----------    -------     -------     --------
   Reinvested capital gains ......................       298,626      9,495       1,803       11,652
                                                     -----------    -------     -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   (59,711)    26,143       2,111       55,070
                                                     ===========    =======     =======     ========

                                                     GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITLead
                                                     ------------   ------------   ----------   --------
Investment activity:
   Reinvested dividends ..........................      15,764          10,945            --          --
   Mortality and expense risk charges (note 3) ...      (9,239)         (3,296)         (470)       (453)
                                                       -------        --------      --------     -------
      Net investment income (loss) ...............       6,525           7,649          (470)       (453)
                                                       -------        --------      --------     -------

   Proceeds from mutual fund shares sold .........      45,892         137,565       121,465      74,784
   Cost of mutual fund shares sold ...............     (36,938)       (121,205)     (115,055)    (59,770)
                                                       -------        --------      --------     -------
      Realized gain (loss) on investments ........       8,954          16,360         6,410      15,014
   Change in unrealized gain (loss)
      on investments .............................      36,286          (8,095)      (10,660)    (12,925)
                                                       -------        --------      --------     -------
      Net gain (loss) on investments .............      45,240           8,265        (4,250)      2,089
                                                       -------        --------      --------     -------
   Reinvested capital gains ......................      13,132           3,641            --          --
                                                       -------        --------      --------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      64,897          19,555        (4,720)      1,636
                                                       =======        ========      ========     =======

                                                       GVITMyMkt    GVITNWFund   GVITSmCapGr   GVITSmCapVal
                                                     ------------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................   $     81,774      375,184          --              --
   Mortality and expense risk charges (note 3) ...       (121,541)    (276,644)     (5,623)        (54,272)
                                                     ------------   ----------    --------      ----------
      Net investment income (loss) ...............        (39,767)      98,540      (5,623)        (54,272)
                                                     ------------   ----------    --------      ----------

   Proceeds from mutual fund shares sold .........     25,756,255    2,448,531     466,755       3,205,886
   Cost of mutual fund shares sold ...............    (25,756,255)  (3,761,617)   (415,776)     (1,988,710)
                                                     ------------   ----------    --------      ----------
      Realized gain (loss) on investments ........             --   (1,313,086)     50,979       1,217,176
   Change in unrealized gain (loss)
      on investments .............................             --    2,523,878      (4,332)       (464,587)
                                                     ------------   ----------    --------      ----------
      Net gain (loss) on investments .............             --    1,210,792      46,647         752,589
                                                     ------------   ----------    --------      ----------
   Reinvested capital gains ......................             --           --          --              --
                                                     ------------   ----------    --------      ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    (39,767)   1,309,332      41,024         698,317
                                                     ============   ==========    ========      ==========

                                                     GVITSmComp   GVITSMdCpGr   GVITTGroFoc   GVITUSGro
                                                     ----------   -----------   -----------   ---------
Investment activity:
   Reinvested dividends ..........................           --            --          --           --
   Mortality and expense risk charges (note 3) ...      (95,616)       (5,997)     (1,465)      (3,814)
                                                     ----------    ----------    --------     --------
      Net investment income (loss) ...............      (95,616)       (5,997)     (1,465)      (3,814)
                                                     ----------    ----------    --------     --------

   Proceeds from mutual fund shares sold .........    3,225,364     1,718,286     794,531      590,668
   Cost of mutual fund shares sold ...............   (2,853,563)   (1,539,261)   (696,748)    (601,767)
                                                     ----------    ----------    --------     --------
      Realized gain (loss) on investments ........      371,801       179,025      97,783      (11,099)
   Change in unrealized gain (loss)
      on investments .............................    1,407,858       (96,306)    (76,679)     (15,558)
                                                     ----------    ----------    --------     --------
      Net gain (loss) on investments .............    1,779,659        82,719      21,104      (26,657)
                                                     ----------    ----------    --------     --------
   Reinvested capital gains ......................           --            --          --       41,058
                                                     ----------    ----------    --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    1,684,043        76,722      19,639       10,587
                                                     ==========    ==========    ========     ========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITVKMultiSec    JanBal   JanCapAp   JanGlTech
                                                     --------------    ------   --------   ---------
Investment activity:
   Reinvested dividends ..........................     $  25,798          383         --         --
   Mortality and expense risk charges (note 3) ...        (4,449)        (159)    (8,874)    (4,356)
                                                       ---------       ------   --------   --------
      Net investment income (loss) ...............        21,349          224     (8,874)    (4,356)
                                                       ---------       ------   --------   --------

   Proceeds from mutual fund shares sold .........       529,618        4,935    830,218    208,830
   Cost of mutual fund shares sold ...............      (531,127)      (4,582)  (749,774)  (174,151)
                                                       ---------       ------   --------   --------
      Realized gain (loss) on investments ........        (1,509)         353     80,444     34,679
   Change in unrealized gain (loss)
      on investments .............................       (31,639)         313     62,296    (48,049)
                                                       ---------       ------   --------   --------
      Net gain (loss) on investments .............       (33,148)         666    142,740    (13,370)
                                                       ---------       ------   --------   --------
   Reinvested capital gains ......................            --           --         --         --
                                                       ---------       ------   --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $ (11,799)         890    133,866    (17,726)
                                                       =========       ======   ========   ========

                                                     JanIntGro   JanRMgLgCap   MFSVITInvGrwI   MFSVITValIn
                                                     ---------   -----------   -------------   -----------
Investment activity:
   Reinvested dividends ..........................      7,582          150             --            284
   Mortality and expense risk charges (note 3) ...     (6,520)         (31)          (536)          (164)
                                                     --------      -------        -------        -------
      Net investment income (loss) ...............      1,062          119           (536)           120
                                                     --------      -------        -------        -------

   Proceeds from mutual fund shares sold .........    478,146       22,701         55,551         17,619
   Cost of mutual fund shares sold ...............   (327,611)     (21,947)       (52,236)       (15,162)
                                                     --------      -------        -------        -------
      Realized gain (loss) on investments ........    150,535          754          3,315          2,457
   Change in unrealized gain (loss)
      on investments .............................   (182,307)        (284)           543         (2,184)
                                                     --------      -------        -------        -------
      Net gain (loss) on investments .............    (31,772)         470          3,858            273
                                                     --------      -------        -------        -------
   Reinvested capital gains ......................         --           --             --            843
                                                     --------      -------        -------        -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (30,710)         589          3,322          1,236
                                                     ========      =======        =======        =======

                                                     NBAMTBal   NBAMTFasc    NBAMTGro    NBAMTGuard
                                                     --------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $    --         --             --          --
   Mortality and expense risk charges (note 3) ...      (316)       (26)       (62,135)     (6,163)
                                                     -------     ------     ----------    --------
      Net investment income (loss) ...............      (316)       (26)       (62,135)     (6,163)
                                                     -------     ------     ----------    --------

   Proceeds from mutual fund shares sold .........     1,583      2,945      1,749,121     236,108
   Cost of mutual fund shares sold ...............    (1,673)    (2,647)    (1,808,116)   (170,456)
                                                     -------     ------     ----------    --------
      Realized gain (loss) on investments ........       (90)       298        (58,995)     65,652
   Change in unrealized gain (loss)
      on investments .............................     2,805        547      1,226,904      12,980
                                                     -------     ------     ----------    --------
      Net gain (loss) on investments .............     2,715        845      1,167,909      78,632
                                                     -------     ------     ----------    --------
   Reinvested capital gains ......................        --         --             --          --
                                                     -------     ------     ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 2,399        819      1,105,774      72,469
                                                     =======     ======     ==========    ========

                                                     NBAMTLMat   NBAMTMCGrS   NBAMTPart    NBAMTSocRes
                                                     ---------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................         --           --            --         --
   Mortality and expense risk charges (note 3) ...    (22,733)        (952)      (69,507)      (277)
                                                     --------     --------    ----------     ------
      Net investment income (loss) ...............    (22,733)        (952)      (69,507)      (277)
                                                     --------     --------    ----------     ------

   Proceeds from mutual fund shares sold .........    970,124      116,225     1,354,619      1,720
   Cost of mutual fund shares sold ...............   (963,178)    (108,067)   (1,265,787)    (1,453)
                                                     --------     --------    ----------     ------
      Realized gain (loss) on investments ........      6,946        8,158        88,832        267
   Change in unrealized gain (loss)
      on investments .............................     (6,257)      13,831       997,353      1,927
                                                     --------     --------    ----------     ------
      Net gain (loss) on investments .............        689       21,989     1,086,185      2,194
                                                     --------     --------    ----------     ------
   Reinvested capital gains ......................         --           --            --         --
                                                     --------     --------    ----------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (22,044)      21,037     1,016,678      1,917
                                                     ========     ========    ==========     ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     OppAggGro     OppBdFd     OppCapAp     OppGlSec
                                                     ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $      --      620,700       46,112      418,343
   Mortality and expense risk charges (note 3) ...      (7,375)     (46,082)     (54,155)    (126,609)
                                                     ---------   ----------   ----------   ----------
      Net investment income (loss) ...............      (7,375)     574,618       (8,043)     291,734
                                                     ---------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........     456,518    1,186,106    1,800,269    2,310,570
   Cost of mutual fund shares sold ...............    (426,359)  (1,225,418)  (1,726,828)  (2,657,649)
                                                     ---------   ----------   ----------   ----------
      Realized gain (loss) on investments ........      30,159      (39,312)      73,441     (347,079)
   Change in unrealized gain (loss)
      on investments .............................     155,778     (505,510)     203,027    1,033,476
                                                     ---------   ----------   ----------   ----------
      Net gain (loss) on investments .............     185,937     (544,822)     276,468      686,397
                                                     ---------   ----------   ----------   ----------
   Reinvested capital gains ......................          --           --           --           --
                                                     ---------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 178,562       29,796      268,425      978,131
                                                     =========   ==========   ==========   ==========

                                                     OppHighInc   OppMSFund   OppMSSmCap   OppMultStr
                                                     ----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................      23,055      13,499           --      156,530
   Mortality and expense risk charges (note 3) ...      (1,196)     (5,289)      (1,352)     (59,253)
                                                      --------   ---------    ---------    ---------
      Net investment income (loss) ...............      21,859       8,210       (1,352)      97,277
                                                      --------   ---------    ---------    ---------

   Proceeds from mutual fund shares sold .........     112,949     258,484      210,718      827,098
   Cost of mutual fund shares sold ...............    (109,764)   (225,122)    (187,735)    (821,929)
                                                      --------   ---------    ---------    ---------
      Realized gain (loss) on investments ........       3,185      33,362       22,983        5,169
   Change in unrealized gain (loss)
      on investments .............................     (15,642)    (10,854)     (10,520)      51,505
                                                      --------   ---------    ---------    ---------
      Net gain (loss) on investments .............     (12,457)     22,508       12,463       56,674
                                                      --------   ---------    ---------    ---------
   Reinvested capital gains ......................          --          --           --           --
                                                      --------   ---------    ---------    ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       9,402      30,718       11,111      153,951
                                                      ========   =========    =========    =========

                                                     PVTDiscGro   PVTGroInc   PVTIntEq    StDisc2
                                                     ----------   ---------   --------   --------
Investment activity:
   Reinvested dividends ..........................     $  74        1,226       1,660          --
   Mortality and expense risk charges (note 3) ...       (27)        (171)       (431)    (29,741)
                                                       -----       ------     -------    --------
      Net investment income (loss) ...............        47        1,055       1,229     (29,741)
                                                       -----       ------     -------    --------

   Proceeds from mutual fund shares sold .........       407        4,100      13,384     609,304
   Cost of mutual fund shares sold ...............      (365)      (3,559)    (12,259)   (443,719)
                                                       -----       ------     -------    --------
      Realized gain (loss) on investments ........        42          541       1,125     165,585
   Change in unrealized gain (loss)
      on investments .............................       (41)         226      (2,624)    248,389
                                                       -----       ------     -------    --------
      Net gain (loss) on investments .............         1          767      (1,499)    413,974
                                                       -----       ------     -------    --------
   Reinvested capital gains ......................        --           --          --          --
                                                       -----       ------     -------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $  48        1,822        (270)    384,233
                                                       =====       ======     =======    ========

                                                     StIntStk2     StOpp2      VEWrldBd    VEWrldEMkt
                                                     ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................        --             --      350,920       32,588
   Mortality and expense risk charges (note 3) ...        --       (133,721)     (17,117)     (19,719)
                                                         ---     ----------   ----------    ---------
      Net investment income (loss) ...............        --       (133,721)     333,803       12,869
                                                         ---     ----------   ----------    ---------

   Proceeds from mutual fund shares sold .........        --      2,488,604    1,414,645    1,302,587
   Cost of mutual fund shares sold ...............        --     (2,541,591)  (1,409,541)    (892,232)
                                                         ---     ----------   ----------    ---------
      Realized gain (loss) on investments ........        --        (52,987)       5,104      410,355
   Change in unrealized gain (loss)
      on investments .............................        --      2,977,380     (449,625)    (610,552)
                                                         ---     ----------   ----------    ---------
      Net gain (loss) on investments .............        --      2,924,393     (444,521)    (200,197)
                                                         ---     ----------   ----------    ---------
   Reinvested capital gains ......................        --             --           --           --
                                                         ---     ----------   ----------    ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................        --      2,790,672     (110,718)    (187,328)
                                                         ===     ==========   ==========    =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     VEWrldHAs     VKEmMkt    VKoreFI   VKUSRealEst
                                                     ---------   ----------   -------   -----------
Investment activity:
   Reinvested dividends ..........................   $  20,835           --       --            --
   Mortality and expense risk charges (note 3) ...     (19,756)      (8,480)    (170)      (50,146)
                                                     ---------   ----------   ------    ----------
      Net investment income (loss) ...............       1,079       (8,480)    (170)      (50,146)
                                                     ---------   ----------   ------    ----------

   Proceeds from mutual fund shares sold .........     942,175    1,193,218    9,018     2,125,370
   Cost of mutual fund shares sold ...............    (712,165)  (1,110,225)  (8,832)   (1,638,776)
                                                     ---------   ----------   ------    ----------
      Realized gain (loss) on investments ........     230,010       82,993      186       486,594
   Change in unrealized gain (loss)
      on investments .............................    (120,451)    (185,553)     292       417,810
                                                     ---------   ----------   ------    ----------
      Net gain (loss) on investments .............     109,559     (102,560)     478       904,404
                                                     ---------   ----------   ------    ----------
   Reinvested capital gains ......................          --           --       --            --
                                                     ---------   ----------   ------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 110,638     (111,040)     308       854,258
                                                     =========   ==========   ======    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                             Total                     ACVPBal
                                                  --------------------------   ---------------------
                                                      2004           2003         2004        2003
                                                  ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  5,032,849     4,635,124      71,548     111,138
   Realized gain (loss) on investments ........       (273,463)  (27,045,055)    (21,437)   (207,159)
   Change in unrealized gain (loss)
      on investments ..........................     19,470,874    98,001,334      86,113     540,419
   Reinvested capital gains ...................        839,568        31,303          --          --
                                                  ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     25,069,828    75,622,706     136,224     444,398
                                                  ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     35,875,970    40,525,989     184,089     311,248
   Transfers between funds ....................             --            --    (105,376)    331,224
   Surrenders (note 6) ........................    (34,991,716)  (30,434,515)   (306,865)   (170,962)
   Death benefits (note 4) ....................     (1,929,154)   (1,330,862)    (52,847)    (12,041)
   Net policy repayments (loans) (note 5) .....      1,695,046     2,728,052      75,621     (23,658)
   Deductions for surrender charges
      (note 2d) ...............................     (1,257,613)   (1,740,632)    (11,965)     (9,778)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (24,016,583)  (24,486,621)   (139,639)   (146,847)
   Asset charges (note 3):
      MSP contracts ...........................       (205,278)     (166,624)     (2,121)     (1,818)
      LSFP contracts ..........................       (205,661)     (159,829)       (754)       (723)
                                                  ------------   -----------   ---------   ---------
         Net equity transactions ..............    (25,034,989)  (15,065,042)   (359,857)    276,645
                                                  ------------   -----------   ---------   ---------

Net change in contract owners' equity .........         34,839    60,557,664    (223,633)    721,043
Contract owners' equity beginning
   of period ..................................    881,562,186   727,023,336   5,629,641   4,659,269
                                                  ------------   -----------   ---------   ---------
Contract owners' equity end of period .........   $881,597,025   787,581,000   5,406,008   5,380,312
                                                  ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     42,122,919    43,194,768     281,953     277,290
                                                  ------------   -----------   ---------   ---------
   Units purchased ............................      4,792,856     4,982,791      20,405      37,356
   Units redeemed .............................     (6,017,823)   (5,441,337)    (37,922)    (21,784)
                                                  ------------   -----------   ---------   ---------
   Ending units ...............................     40,897,952    42,736,222     264,436     292,862
                                                  ============   ===========   =========   =========

                                                         ACVPCapAp                ACVPIncGr
                                                  -----------------------   ---------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (49,486)     (43,603)     40,135      31,638
   Realized gain (loss) on investments ........     (304,696)  (1,571,836)     91,116    (246,529)
   Change in unrealized gain (loss)
      on investments ..........................      702,302    2,274,433      27,654     530,918
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      348,120      658,994     158,905     316,027
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      553,475      660,345     120,851     223,165
   Transfers between funds ....................     (699,713)    (333,542)   (131,957)     37,790
   Surrenders (note 6) ........................     (513,008)    (369,600)    (76,568)   (216,774)
   Death benefits (note 4) ....................      (21,611)      (1,858)         --     (10,465)
   Net policy repayments (loans) (note 5) .....      (27,485)      90,280       6,490      (6,748)
   Deductions for surrender charges
      (note 2d) ...............................      (14,281)     (21,138)     (4,563)    (12,398)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (369,325)    (725,521)    (88,814)    (88,042)
   Asset charges (note 3):
      MSP contracts ...........................       (2,299)      (2,209)     (1,427)       (986)
      LSFP contracts ..........................       (1,179)        (899)       (773)       (978)
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............   (1,095,426)    (704,142)   (176,761)    (75,436)
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........     (747,306)     (45,148)    (17,856)    240,591
Contract owners' equity beginning
   of period ..................................   13,098,949   11,497,921   3,742,003   3,032,321
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period ..........  12,351,643   11,452,773   3,724,147   3,272,912
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      787,974      839,237     353,293     368,062
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................       41,495       61,436      26,984      33,248
   Units redeemed .............................     (108,789)    (117,171)    (43,013)    (45,406)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................      720,680      783,502     337,264     355,904
                                                  ==========   ==========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        ACVPInflaPro              ACVPInt
                                                     -----------------   -----------------------
                                                       2004      2003       2004         2003
                                                     --------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $  5,741      (11)      21,178       40,952
   Realized gain (loss) on investments ...........      1,226       --     (139,227)  (1,035,613)
   Change in unrealized gain (loss)
      on investments .............................    (12,182)    (501)     329,046    1,434,525
   Reinvested capital gains ......................        172       --           --           --
                                                     --------   ------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     (5,043)    (512)     210,997      439,864
                                                     --------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     36,212       28      365,087      649,932
   Transfers between funds .......................    521,785   44,544   (1,192,555)    (399,907)
   Surrenders (note 6) ...........................     (4,830)      --     (371,066)    (461,137)
   Death benefits (note 4) .......................         --       --      (13,471)     (20,086)
   Net policy repayments (loans) (note 5) ........       (466)      --        3,045        2,222
   Deductions for surrender charges (note 2d) ....       (158)      --      (15,583)     (26,374)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (8,018)     (48)    (258,241)    (351,639)
   Asset charges (note 3):
      MSP contracts ..............................        (31)      --       (2,085)      (1,527)
      LSFP contracts .............................        (22)      (3)      (3,669)      (3,143)
                                                     --------   ------   ----------   ----------
         Net equity transactions .................    544,472   44,521   (1,488,538)    (611,659)
                                                     --------   ------   ----------   ----------

Net change in contract owners' equity ............    539,429   44,009   (1,277,541)    (171,795)
Contract owners' equity beginning
   of period .....................................     75,136       --   11,474,398   10,472,740
                                                     --------   ------   ----------   ----------
Contract owners' equity end of period ............   $614,565   44,009   10,196,857   10,300,945
                                                     ========   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................      7,313       --      762,045      860,438
                                                     --------   ------   ----------   ----------
   Units purchased ...............................     54,243    4,302       28,063       65,627
   Units redeemed ................................     (2,010)      (5)    (126,050)    (117,184)
                                                     --------   ------   ----------   ----------
   Ending units ..................................     59,546    4,297      664,058      808,881
                                                     ========   ======   ==========   ==========

                                                           ACVPUltra                ACVPVal
                                                     --------------------   -----------------------
                                                        2004       2003        2004         2003
                                                     ---------   --------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................      (2,603)      (751)      83,870       82,342
   Realized gain (loss) on investments ...........      34,661     15,830      219,631     (366,636)
   Change in unrealized gain (loss)
      on investments .............................      (7,045)    (6,718)     321,888    1,209,311
   Reinvested capital gains ......................          --         --      100,800           --
                                                     ---------   --------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      25,013      8,361      726,189      925,017
                                                     ---------   --------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      36,627     40,023      416,687      511,195
   Transfers between funds .......................     935,670    523,443     (120,828)    (386,658)
   Surrenders (note 6) ...........................        (377)   (50,037)    (379,352)    (370,508)
   Death benefits (note 4) .......................          --         --      (14,079)     (15,110)
   Net policy repayments (loans) (note 5) ........      (1,578)  (206,117)     (59,566)     162,137
   Deductions for surrender charges (note 2d) ....         (12)    (2,862)     (11,129)     (21,190)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (12,565)    (4,446)    (253,451)    (273,049)
   Asset charges (note 3):
      MSP contracts ..............................        (501)       (63)      (3,546)      (2,669)
      LSFP contracts .............................        (331)       (15)      (4,692)      (3,786)
                                                     ---------   --------   ----------   ----------
         Net equity transactions .................     956,933    299,926     (429,956)    (399,638)
                                                     ---------   --------   ----------   ----------

Net change in contract owners' equity ............     981,946    308,287      296,233      525,379
Contract owners' equity beginning
   of period .....................................     466,000     86,100   12,750,977   10,890,722
                                                     ---------   --------   ----------   ----------
Contract owners' equity end of period ............   1,447,946    394,387   13,047,210   11,416,101
                                                     =========   ========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................      46,927     10,760      672,518      735,597
                                                     ---------   --------   ----------   ----------
   Units purchased ...............................      94,000     64,811       66,051       71,161
   Units redeemed ................................      (1,849)   (31,262)     (88,553)     (98,736)
                                                     ---------   --------   ----------   ----------
   Ending units ..................................     139,078     44,309      650,016      708,022
                                                     =========   ========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      AIMBValue          AIMCapAp
                                                  ----------------   ---------------
                                                    2004      2003    2004     2003
                                                  --------   -----   ------   ------
Investment activity:
   Net investment income (loss) ...............   $ (1,306)     (4)    (354)     (21)
   Realized gain (loss) on investments ........      5,233       4      210        2
   Change in unrealized gain (loss)
      on investments ..........................     16,175     260    1,402      784
   Reinvested capital gains ...................         --      --       --       --
                                                  --------   -----   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     20,102     260    1,258      765
                                                  --------   -----   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      6,109      --   26,770       --
   Transfers between funds ....................    385,134   4,391    3,137   29,944
   Surrenders (note 6) ........................     (9,029)     --       --       --
   Death benefits (note 4) ....................         --      --       --       --
   Net policy repayments (loans) (note 5) .....      4,871      --       --       --
   Deductions for surrender charges
      (note 2d) ...............................       (295)     --       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (5,255)    (42)  (1,234)     (43)
   Asset charges (note 3):
      MSP contracts ...........................        (24)     --       --       --
      LSFP contracts ..........................        (47)     --       (6)      --
                                                  --------   -----   ------   ------
         Net equity transactions ..............    381,464   4,349   28,667   29,901
                                                  --------   -----   ------   ------

Net change in contract owners' equity .........    401,566   4,609   29,925   30,666
Contract owners' equity beginning
   of period ..................................    203,438      --   66,711       --
                                                  --------   -----   ------   ------
Contract owners' equity end of period .........   $605,004   4,609   96,636   30,666
                                                  ========   =====   ======   ======

CHANGES IN UNITS:
   Beginning units ............................     15,645      --    5,411       --
                                                  --------   -----   ------   ------
   Units purchased ............................     29,480     421    2,401    2,885
   Units redeemed .............................       (767)     (4)    (102)      (4)
                                                  --------   -----   ------   ------
   Ending units ...............................     44,358     417    7,710    2,881
                                                  ========   =====   ======   ======

                                                     AIMCapDev         AlGrIncA
                                                  --------------   ---------------
                                                    2004    2003     2004     2003
                                                  -------   ----   -------   -----
Investment activity:
   Net investment income (loss) ...............      (281)   (10)    5,249       4
   Realized gain (loss) on investments ........     3,858    572     7,519      --
   Change in unrealized gain (loss)
      on investments ..........................     1,233     --     1,528     (69)
   Reinvested capital gains ...................        --     --        --      --
                                                  -------   ----   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     4,810    562    14,296     (65)
                                                  -------   ----   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     5,911     --   100,475      --
   Transfers between funds ....................    94,595   (524)  394,274   2,462
   Surrenders (note 6) ........................      (581)    --   (12,318)     --
   Death benefits (note 4) ....................        --     --        --      --
   Net policy repayments (loans) (note 5) .....      (478)    --    (4,623)     --
   Deductions for surrender charges
      (note 2d) ...............................       (19)    --      (379)     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (2,622)   (38)  (16,094)     (6)
   Asset charges (note 3):
      MSP contracts ...........................        (4)    --      (311)     --
      LSFP contracts ..........................       (79)    --      (341)     --
                                                  -------   ----   -------   -----
         Net equity transactions ..............    96,723   (562)  460,683   2,456
                                                  -------   ----   -------   -----

Net change in contract owners' equity .........   101,533     --   474,979   2,391
Contract owners' equity beginning of period ...    62,374     --   416,377      --
                                                  -------   ----   -------   -----
Contract owners' equity end
   of period ..................................   163,907     --   891,356   2,391
                                                  =======   ====   =======   =====

CHANGES IN UNITS:
   Beginning units ............................     4,816     --    33,587      --
                                                  -------   ----   -------   -----
   Units purchased ............................     7,504      3    38,531     222
   Units redeemed .............................      (286)    (3)   (2,214)     (1)
                                                  -------   ----   -------   -----
   Ending units ...............................    12,034     --    69,904     221
                                                  =======   ====   =======   =====

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      AlSmCapVA            CSGPVen
                                                  ----------------   -------------------
                                                    2004      2003     2004       2003
                                                  --------   -----   -------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (311)     12    (3,269)     (2,504)
   Realized gain (loss) on investments ........     13,511       1    26,600     126,042
   Change in unrealized gain (loss)
      on investments ..........................        543    (117)   38,272       7,730
   Reinvested capital gains ...................      8,078      --        --          --
                                                  --------   -----   -------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     21,821    (104)   61,603     131,268
                                                  --------   -----   -------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     13,573      --    28,583      34,065
   Transfers between funds ....................    221,135   2,808   (41,823)   (686,696)
   Surrenders (note 6) ........................    (11,058)     --   (11,652)    (46,219)
   Death benefits (note 4) ....................         --      --    (3,978)         --
   Net policy repayments (loans) (note 5) .....       (132)     --    (8,622)     (1,733)
   Deductions for surrender charges
      (note 2d) ...............................       (362)     --      (384)     (2,643)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (4,468)    (10)  (20,202)    (22,357)
   Asset charges (note 3):
      MSP contracts ...........................       (233)     --      (256)       (149)
      LSFP contracts ..........................        (58)     --      (310)       (216)
                                                  --------   -----   -------   ---------
         Net equity transactions ..............    218,397   2,798   (58,644)   (725,948)
                                                  --------   -----   -------   ---------

Net change in contract owners' equity .........    240,218   2,694     2,959    (594,680)
Contract owners' equity beginning
   of period ..................................    211,341      --   875,066   1,272,812
                                                  --------   -----   -------   ---------
Contract owners' equity end of period .........   $451,559   2,694   878,025     678,132
                                                  ========   =====   =======   =========

CHANGES IN UNITS:
   Beginning units ............................     15,381      --    81,649     174,334
                                                  --------   -----   -------   ---------
   Units purchased ............................     15,700     249     4,948       5,710
   Units redeemed .............................       (367)     (1)  (10,303)   (101,710)
                                                  --------   -----   -------   ---------
   Ending units ...............................     30,714     248    76,294      78,334
                                                  ========   =====   =======   =========

                                                        CSIntFoc                 CSSmCapGr
                                                  ---------------------   -----------------------
                                                     2004        2003        2004         2003
                                                  ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     (20,482)    (17,419)     (55,240)     (38,806)
   Realized gain (loss) on investments ........      45,777     (52,084)     208,142   (1,461,575)
   Change in unrealized gain (loss)
      on investments ..........................      18,507     496,381      876,816    3,340,737
   Reinvested capital gains ...................          --          --           --           --
                                                  ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      43,802     426,878    1,029,718    1,840,356
                                                  ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     232,450     309,146      595,422      679,946
   Transfers between funds ....................    (208,779)    (70,563)    (224,291)    (332,005)
   Surrenders (note 6) ........................    (205,196)   (152,540)    (662,303)    (289,062)
   Death benefits (note 4) ....................     (16,469)     (3,715)     (27,926)     (27,111)
   Net policy repayments (loans) (note 5) .....       9,267      36,825       17,526       15,041
   Deductions for surrender charges
      (note 2d) ...............................      (7,564)     (8,724)     (29,511)     (16,532)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (154,922)   (152,245)    (412,926)    (369,097)
   Asset charges (note 3):
      MSP contracts ...........................      (1,945)       (829)      (2,530)      (1,170)
      LSFP contracts ..........................      (2,582)     (2,034)      (4,982)      (3,093)
                                                  ---------   ---------   ----------   ----------
         Net equity transactions ..............    (355,740)    (44,679)    (751,521)    (343,083)
                                                  ---------   ---------   ----------   ----------

Net change in contract owners' equity .........    (311,938)    382,199      278,197    1,497,273
Contract owners' equity beginning
   of period ..................................   6,195,578   5,049,074   14,884,787   10,409,890
                                                  ---------   ---------   ----------   ----------
Contract owners' equity end of period .........   5,883,640   5,431,273   15,162,984   11,907,163
                                                  =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     591,551     637,322      906,285      932,671
                                                  ---------   ---------   ----------   ----------
   Units purchased ............................      37,437      60,951       69,723       71,674
   Units redeemed .............................     (71,022)    (66,039)    (113,166)    (103,398)
                                                  ---------   ---------   ----------   ----------
   Ending units ...............................     557,966     632,234      862,842      900,947
                                                  =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   DryEuroEq      DryGVITIntVal
                                                  -----------   ----------------
                                                  2004   2003     2004     2003
                                                  ----   ----   -------   ------
Investment activity:
   Net investment income (loss) ...............    $--    --      8,589      (18)
   Realized gain (loss) on investments ........     --    --     15,152        1
   Change in unrealized gain (loss)
      on investments ..........................     --    --      8,514      494
   Reinvested capital gains ...................     --    --         --       --
                                                   ---   ---    -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     --    --     32,255      477
                                                   ---   ---    -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     --    (2)    50,153       --
   Transfers between funds ....................     --     2    394,066   23,969
   Surrenders (note 6) ........................     --    --    (19,024)      --
   Death benefits (note 4) ....................     --    --         --       --
   Net policy repayments (loans) (note 5) .....     --    --       (511)      --
   Deductions for surrender charges
      (note 2d) ...............................     --    --       (622)      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     --    --     (4,531)       2
   Asset charges (note 3):
      MSP contracts ...........................     --    --       (141)      --
      LSFP contracts ..........................     --    --       (113)      --
                                                   ---   ---    -------   ------
         Net equity transactions ..............     --    --    419,277   23,971
                                                   ---   ---    -------   ------

Net change in contract owners' equity .........     --    --    451,532   24,448
Contract owners' equity beginning
   of period ..................................     --    --    210,420       --
                                                   ---   ---    -------   ------
Contract owners' equity end of period .........    $--    --    661,952   24,448
                                                   ===   ===    =======   ======

CHANGES IN UNITS:
   Beginning units ............................     --    --     15,258       --
                                                   ---   ---    -------   ------
   Units purchased ............................     --    --     31,554    2,245
   Units redeemed .............................     --    --     (2,338)      --
                                                   ---   ---    -------   ------
   Ending units ...............................     --    --     44,474    2,245
                                                   ===   ===    =======   ======

                                                      DrySmCapIxS              DrySRGro
                                                  -------------------   ---------------------
                                                     2004       2003       2004        2003
                                                  ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (3,434)     (817)    (35,928)    (31,012)
   Realized gain (loss) on investments ........      85,930       535    (341,155)   (390,957)
   Change in unrealized gain (loss)
      on investments ..........................      36,649    40,868     609,693   1,233,282
   Reinvested capital gains ...................       1,448        --          --          --
                                                  ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     120,593    40,586     232,610     811,313
                                                  ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      55,039     1,921     587,935     673,084
   Transfers between funds ....................     189,083   106,065    (468,457)   (229,356)
   Surrenders (note 6) ........................      (1,939)       --    (320,376)   (285,621)
   Death benefits (note 4) ....................          --        --     (17,914)    (35,567)
   Net policy repayments (loans) (note 5) .....     (11,669)   (5,181)    (52,152)     19,772
   Deductions for surrender charges
      (note 2d) ...............................         (63)       --     (13,464)    (16,336)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (17,302)  167,073    (376,225)   (391,379)
   Asset charges (note 3):
      MSP contracts ...........................      (1,087)      (56)     (1,424)     (1,261)
      LSFP contracts ..........................        (574)      (13)     (1,794)     (1,581)
                                                  ---------   -------   ---------   ---------
         Net equity transactions ..............     211,488   269,809    (663,871)   (268,245)
                                                  ---------   -------   ---------   ---------

Net change in contract owners' equity .........     332,081   310,395    (431,261)    543,068
Contract owners' equity beginning
   of period ..................................   1,116,634   110,730   9,989,459   8,486,022
                                                  ---------   -------   ---------   ---------
Contract owners' equity end of period .........   1,448,715   421,125   9,558,198   9,029,090
                                                  =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     106,585    14,471     474,191     505,221
                                                  ---------   -------   ---------   ---------
   Units purchased ............................      35,000    36,309      37,095      44,169
   Units redeemed .............................     (15,065)   (1,703)    (67,340)    (60,759)
                                                  ---------   -------   ---------   ---------
   Ending units ...............................     126,520    49,077     443,946     488,631
                                                  =========   =======   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          DryStkIx                 DryVIFApp
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   261,110      254,935     (21,496)    (19,614)
   Realized gain (loss) on investments ........      (815,431)  (1,108,323)     79,488    (896,727)
   Change in unrealized gain (loss)
      on investments ..........................     2,834,254    7,900,600      43,574   1,348,730
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     2,279,933    7,047,212     101,566     432,389
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     3,136,812    3,618,531     263,188     268,542
   Transfers between funds ....................       166,659      394,366    (151,771)    (13,644)
   Surrenders (note 6) ........................    (2,687,455)  (1,760,074)   (239,052)   (234,565)
   Death benefits (note 4) ....................       (32,612)     (37,017)       (579)     (2,993)
   Net policy repayments (loans) (note 5) .....      (162,866)      87,680     (33,686)     (8,635)
   Deductions for surrender charges
      (note 2d) ...............................       (97,210)    (100,664)     (9,581)    (13,415)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (1,950,635)  (2,348,428)   (145,265)   (158,222)
   Asset charges (note 3):
      MSP contracts ...........................       (17,427)     (12,628)       (771)       (750)
      LSFP contracts ..........................       (32,526)     (23,827)     (3,350)     (2,724)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............    (1,677,260)    (182,061)   (320,867)   (166,406)
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........       602,673    6,865,151    (219,301)    265,983
Contract owners' equity beginning
   of period ..................................    78,302,969   63,819,155   6,495,336   5,733,185
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $78,905,642   70,684,306   6,276,035   5,999,168
                                                  ===========   ==========   =========   =========
CHANGES IN UNITS:
   Beginning units ............................     3,212,360    3,317,324     503,372     534,799
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................       305,568      231,055      35,934      35,717
   Units redeemed .............................      (380,098)    (240,047)    (60,454)    (53,223)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     3,137,830    3,308,332     478,852     517,293
                                                  ===========   ==========   =========   =========

                                                    DryVIFDevLd          DryVIFGrInc
                                                  ---------------   ---------------------
                                                    2004     2003      2004        2003
                                                  -------   -----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............    (1,088)     (2)      1,817       1,515
   Realized gain (loss) on investments ........     9,516       1     (63,183)   (145,224)
   Change in unrealized gain (loss)
      on investments ..........................    (4,586)     12      75,230     338,825
   Reinvested capital gains ...................        --      --          --          --
                                                  -------   -----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     3,842      11      13,864     195,116
                                                  -------   -----   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    18,864      55      84,450     109,894
   Transfers between funds ....................   295,668   4,235     (34,150)    (26,494)
   Surrenders (note 6) ........................   (26,126)     --     (46,188)   (114,493)
   Death benefits (note 4) ....................        --      --          --          --
   Net policy repayments (loans) (note 5) .....    (5,970)     --     (15,640)    (13,537)
   Deductions for surrender charges
      (note 2d) ...............................      (854)     --      (1,523)     (6,548)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (8,128)    (30)    (60,446)    (67,960)
   Asset charges (note 3):
      MSP contracts ...........................       (54)     --      (1,042)       (911)
      LSFP contracts ..........................      (157)     --        (969)       (826)
                                                  -------   -----   ---------   ---------
         Net equity transactions ..............   273,243   4,260     (75,508)   (120,875)
                                                  -------   -----   ---------   ---------

Net change in contract owners' equity .........   277,085   4,271     (61,644)     74,241
Contract owners' equity beginning
   of period ..................................   176,266      --   2,515,058   2,056,526
                                                  -------   -----   ---------   ---------
Contract owners' equity end of period .........   453,351   4,271   2,453,414   2,130,767
                                                  =======   =====   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    13,709      --     203,263     208,582
                                                  -------   -----   ---------   ---------
   Units purchased ............................    23,547     396       9,216      18,735
   Units redeemed .............................    (3,362)     (3)    (14,991)    (31,348)
                                                  -------   -----   ---------   ---------
   Ending units ...............................    33,894     393     197,488     195,969
                                                  =======   =====   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     FedAmLead         FedCapAp
                                                  ---------------   --------------
                                                    2004     2003    2004     2003
                                                  -------   -----   ------   -----
Investment activity:
   Net investment income (loss) ...............   $   155      --       42      --
   Realized gain (loss) on investments ........        37      --       41      --
   Change in unrealized gain (loss)
      on investments ..........................       252     (23)     537     (25)
Reinvested capital gains ......................        --      --       --      --
                                                  -------   -----   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       444     (23)     620     (25)
                                                  -------   -----   ------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       584      --      435      --
   Transfers between funds ....................    14,449   1,348   16,441   1,348
   Surrenders (note 6) ........................        --      --       --      --
   Death benefits (note 4) ....................        --      --       --      --
   Net policy repayments (loans) (note 5) .....        --      --       --      --
   Deductions for surrender charges
      (note 2d) ...............................        --      --       --      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (348)      2     (420)      5
   Asset charges (note 3):
      MSP contracts ...........................        --      --       --      --
      LSFP contracts ..........................        --      --       --      --
                                                  -------   -----   ------   -----
         Net equity transactions ..............    14,685   1,350   16,456   1,353
                                                  -------   -----   ------   -----

Net change in contract owners' equity .........    15,129   1,327   17,076   1,328
Contract owners' equity beginning of period ...    13,835      --    6,630      --
                                                  -------   -----   ------   -----
Contract owners' equity end of period .........   $28,964   1,327   23,706   1,328
                                                  =======   =====   ======   =====

CHANGES IN UNITS:
   Beginning units ............................     1,104      --      553      --
                                                  -------   -----   ------   -----
   Units purchased ............................     1,181     122    1,430     125
   Units redeemed .............................       (29)     --      (35)     --
                                                  -------   -----   ------   -----
   Ending units ...............................     2,256     122    1,948     125
                                                  =======   =====   ======   =====

                                                        FedQualBd                FidVIPAM
                                                  ---------------------   -----------------------
                                                     2004        2003        2004         2003
                                                  ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      62,844      63,088      549,099      742,973
   Realized gain (loss) on investments ........     (19,705)     60,092     (253,793)    (361,761)
   Change in unrealized gain (loss)
      on investments ..........................     (65,255)    (36,835)     (78,870)   1,746,420
Reinvested capital gains ......................      15,063          --           --           --
                                                  ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (7,053)     86,345      216,436    2,127,632
                                                  ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      56,544     104,501      744,916      904,308
   Transfers between funds ....................    (215,065)    568,003     (230,235)     260,332
   Surrenders (note 6) ........................     (85,092)   (100,328)  (1,099,433)    (919,543)
   Death benefits (note 4) ....................          --          --      (36,714)    (140,052)
   Net policy repayments (loans) (note 5) .....       3,604     (11,362)     (84,773)      80,703
   Deductions for surrender charges
      (note 2d) ...............................      (1,180)     (5,738)     (28,403)     (52,591)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (40,755)    (54,666)    (535,015)    (590,125)
   Asset charges (note 3):
      MSP contracts ...........................        (519)       (504)      (4,607)      (3,331)
      LSFP contracts ..........................        (130)       (412)      (2,201)      (1,771)
                                                  ---------   ---------   ----------   ----------
         Net equity transactions ..............    (282,593)    499,494   (1,276,465)    (462,070)
                                                  ---------   ---------   ----------   ----------

Net change in contract owners' equity .........    (289,646)    585,839   (1,060,029)   1,665,562
Contract owners' equity beginning of period ...   1,623,752   1,262,615   24,255,904   22,343,721
                                                  ---------   ---------   ----------   ----------
Contract owners' equity end of period .........   1,334,106   1,848,454   23,195,875   24,009,283
                                                  =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     145,750     117,678      929,268    1,013,935
                                                  ---------   ---------   ----------   ----------
   Units purchased ............................      18,391      64,241       95,660       61,874
   Units redeemed .............................     (44,087)    (16,876)    (150,284)     (88,069)
                                                  ---------   ---------   ----------   ----------
   Ending units ...............................     120,054     165,043      874,644      987,740
                                                  =========   =========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          FidVIPCon                  FidVIPEI
                                                  ------------------------   -----------------------
                                                      2004         2003         2004         2003
                                                  -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (16,695)      53,632      865,324      911,747
   Realized gain (loss) on investments ........       (91,072)    (713,114)    (114,509)  (1,154,032)
   Change in unrealized gain (loss)
      on investments ..........................     3,309,284    4,619,011    1,234,944    6,192,747
   Reinvested capital gains ...................            --           --      273,300           --
                                                  -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     3,201,517    3,959,529    2,259,059    5,950,462
                                                  -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     1,877,736    2,015,792    2,468,367    2,773,965
   Transfers between funds ....................       275,134       19,682     (174,038)    (174,610)
   Surrenders (note 6) ........................    (1,818,624)  (1,006,044)  (2,141,524)  (1,934,052)
   Death benefits (note 4) ....................       (65,181)     (70,806)    (270,674)     (91,889)
   Net policy repayments (loans) (note 5) .....      (112,761)     (64,522)    (322,653)     160,066
   Deductions for surrender charges
      (note 2d) ...............................       (74,209)     (57,539)     (74,889)    (110,614)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (1,279,890)  (1,506,399)  (1,817,972)  (1,836,556)
   Asset charges (note 3):
      MSP contracts ...........................       (10,134)      (6,680)     (18,098)     (12,405)
      LSFP contracts ..........................       (13,720)     (10,288)     (13,111)     (10,144)
                                                  -----------   ----------   ----------   ----------
         Net equity transactions ..............    (1,221,649)    (686,804)  (2,364,592)  (1,236,239)
                                                  -----------   ----------   ----------   ----------

Net change in contract owners' equity .........     1,979,868    3,272,725     (105,533)   4,714,223
Contract owners' equity beginning of period ...    54,672,650   44,077,392   74,284,791   59,751,461
                                                  -----------   ----------   ----------   ----------
Contract owners' equity end of period .........   $56,652,518   47,350,117   74,179,258   64,465,684
                                                  ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     2,298,709    2,364,387    2,059,854    2,146,294
                                                  -----------   ----------   ----------   ----------
   Units purchased ............................       142,678      140,367      122,269      133,000
   Units redeemed .............................      (193,981)    (178,236)    (191,675)    (179,026)
                                                  -----------   ----------   ----------   ----------
   Ending units ...............................     2,247,406    2,326,518    1,990,448    2,100,268
                                                  ===========   ==========   ==========   ==========

                                                          FidVIPGr                FidVIPGrOp
                                                  -----------------------   ---------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     (117,390)     (73,674)      7,946      15,297
   Realized gain (loss) on investments ........   (1,808,064)  (3,865,875)   (128,168)   (136,292)
   Change in unrealized gain (loss)
      on investments ..........................    2,945,551   13,555,755     166,187     520,245
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,020,097    9,616,206      45,965     399,250
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    4,000,422    4,690,966     215,798     253,138
   Transfers between funds ....................   (1,539,050)  (1,770,239)     39,661      65,817
   Surrenders (note 6) ........................   (2,928,452)  (2,453,890)   (103,352)    (57,753)
   Death benefits (note 4) ....................     (134,254)    (109,027)     (4,802)     (3,161)
   Net policy repayments (loans) (note 5) .....     (105,168)     584,467     (13,455)      3,873
   Deductions for surrender charges
      (note 2d) ...............................      (99,109)    (140,345)     (4,239)     (3,303)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................   (2,577,976)  (2,816,594)   (107,928)   (108,448)
   Asset charges (note 3):
      MSP contracts ...........................      (12,255)     (10,266)       (892)       (679)
      LSFP contracts ..........................      (14,939)     (11,759)     (1,615)     (1,116)
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............   (3,410,781)  (2,036,687)     19,176     148,368
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........   (2,390,684)   7,579,519      65,141     547,618
Contract owners' equity beginning of period ...   95,076,199   75,663,436   4,172,118   3,035,034
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   92,685,515   83,242,955   4,237,259   3,582,652
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    2,758,125    2,922,853     423,769     398,008
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................      177,752      225,315      35,936      47,531
   Units redeemed .............................     (303,689)    (313,996)    (34,435)    (28,612)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................    2,632,188    2,834,172     425,270     416,927
                                                  ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           FidVIPHI             FidVIPIGBdS
                                                  ------------------------   -----------------
                                                      2004         2003         2004      2003
                                                  -----------   ----------   ---------   -----
Investment activity:
   Net investment income (loss) ...............   $ 1,951,362    1,305,178      13,504      (5)
   Realized gain (loss) on investments ........     1,959,651     (486,005)     (3,520)     --
   Change in unrealized gain (loss)
      on investments ..........................    (3,738,291)   2,769,385     (32,120)    (13)
   Reinvested capital gains ...................            --           --      10,740      --
                                                  -----------   ----------   ---------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       172,722    3,588,558     (11,396)    (18)
                                                  -----------   ----------   ---------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       685,630      939,448      98,406      85
   Transfers between funds ....................    (1,496,411)   1,470,849     707,451   6,229
   Surrenders (note 6) ........................      (695,884)    (663,347)    (20,560)     --
   Death benefits (note 4) ....................      (137,519)    (262,635)         --      --
   Net policy repayments (loans) (note 5) .....       (76,807)      (7,819)       (617)     --
   Deductions for surrender charges
      (note 2d) ...............................       (28,429)     (37,939)       (672)     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (530,396)    (634,517)    (11,574)    (32)
   Asset charges (note 3):
      MSP contracts ...........................        (7,790)      (7,553)        (75)     --
      LSFP contracts ..........................        (5,606)      (5,268)       (428)     --
                                                  -----------   ----------   ---------   -----
         Net equity transactions ..............    (2,293,212)     791,219     771,931   6,282
                                                  -----------   ----------   ---------   -----

Net change in contract owners' equity .........    (2,120,490)   4,379,777     760,535   6,264
Contract owners' equity beginning
   of period ..................................    25,786,807   20,706,049     240,257      --
                                                  -----------   ----------   ---------   -----
Contract owners' equity end of period .........   $23,666,317   25,085,826   1,000,792   6,264
                                                  ===========   ==========   =========   =====

CHANGES IN UNITS:
   Beginning units ............................     1,189,559    1,206,230      23,615      --
                                                  -----------   ----------   ---------   -----
   Units purchased ............................        70,121      143,655      76,152     620
   Units redeemed .............................      (172,464)     (89,275)     (1,275)     (3)
                                                  -----------   ----------   ---------   -----
   Ending units ...............................     1,087,216    1,260,610      98,492     617
                                                  ===========   ==========   =========   =====

                                                      FidVIPMCapS            FidVIPOv
                                                  ------------------   -----------------------
                                                     2004      2003       2004         2003
                                                  ---------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      (4,378)     (15)     132,224       65,264
   Realized gain (loss) on investments ........      38,456        6      111,852     (246,473)
   Change in unrealized gain (loss)
      on investments ..........................      32,292      477     (148,949)   1,379,115
   Reinvested capital gains ...................          --       --           --           --
                                                  ---------   ------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      66,370      468       95,127    1,197,906
                                                  ---------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
   contract owners (note 6) ...................      50,163      243      629,970      801,223
   Transfers between funds ....................   1,236,403   21,929      332,320      (63,249)
   Surrenders (note 6) ........................     (18,760)      --     (464,138)    (666,116)
   Death benefits (note 4) ....................          --       --      (34,560)     (43,059)
   Net policy repayments (loans) (note 5) .....     (21,259)      --      (20,722)      93,744
   Deductions for surrender charges
      (note 2d) ...............................        (605)      --      (15,478)     (38,097)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (28,117)    (165)    (399,553)    (437,016)
   Asset charges (note 3):
      MSP contracts ...........................      (1,011)      --       (2,668)      (1,689)
      LSFP contracts ..........................        (323)      --       (3,673)      (2,231)
                                                  ---------   ------   ----------   ----------
         Net equity transactions ..............   1,216,491   22,007       21,498     (356,490)
                                                  ---------   ------   ----------   ----------

Net change in contract owners' equity .........   1,282,861   22,475      116,625      841,416
Contract owners' equity beginning
   of period ..................................     740,692       --   17,192,760   12,425,622
                                                  ---------   ------   ----------   ----------
Contract owners' equity end of period .........   2,023,553   22,475   17,309,385   13,267,038
                                                  =========   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      52,810       --      929,231      968,581
                                                  ---------   ------   ----------   ----------
   Units purchased ............................      88,087    2,048       94,984       70,803
   Units redeemed .............................      (4,559)     (15)    (102,359)    (102,996)
                                                  ---------   ------   ----------   ----------
   Ending units ...............................     136,338    2,033      921,856      936,388
                                                  =========   ======   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        FidVIPValS           FrVIPForSec
                                                  ---------------------   ----------------
                                                     2004        2003       2004     2003
                                                  ----------   --------   -------   ------
Investment activity:
   Net investment income (loss) ...............   $   (9,222)      (926)    7,665      915
   Realized gain (loss) on investments ........      145,294     53,550    13,064    2,160
   Change in unrealized gain (loss)
      on investments ..........................      (72,192)    (3,897)   (2,534)    (871)
   Reinvested capital gains ...................        5,608         --        --       --
                                                  ----------   --------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       69,488     48,727    18,195    2,204
                                                  ----------   --------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      113,044      8,680    29,093   10,000
   Transfers between funds ....................      215,949    948,565   570,147   37,740
   Surrenders (note 6) ........................      (25,478)   (41,159)   (3,611)      --
   Death benefits (note 4) ....................           --         --        --       --
   Net policy repayments (loans) (note 5) .....      (26,246)  (110,875)    1,017       --
   Deductions for surrender charges
      (note 2d) ...............................       (1,297)    (2,354)     (117)      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (48,161)    (5,173)  (10,080)     (24)
   Asset charges (note 3):
      MSP contracts ...........................         (979)      (317)      (16)     (15)
      LSFP contracts ..........................         (360)       (33)     (391)      --
                                                  ----------   --------   -------   ------
         Net equity transactions ..............      226,472    797,334   586,042   47,701
                                                  ----------   --------   -------   ------

Net change in contract owners' equity .........      295,960    846,061   604,237   49,905
Contract owners' equity beginning
   of period ..................................    2,136,777     95,798   375,478       --
                                                  ----------   --------   -------   ------
Contract owners' equity end of period .........   $2,432,737    941,859   979,715   49,905
                                                  ==========   ========   =======   ======

CHANGES IN UNITS:
   Beginning units ............................      182,656     12,826    28,423       --
                                                  ----------   --------   -------   ------
   Units purchased ............................       42,877    110,417    43,948    4,638
   Units redeemed .............................      (27,741)   (19,241)   (1,059)      (4)
                                                  ----------   --------   -------   ------
   Ending units ...............................      197,792    104,002    71,312    4,634
                                                  ==========   ========   =======   ======

                                                      FrVIPRisDiv        FTVIPSmCpVal
                                                  ------------------   ----------------
                                                     2004      2003      2004     2003
                                                  ---------   ------   -------   ------
Investment activity:
   Net investment income (loss) ...............       7,425      465       434       46
   Realized gain (loss) on investments ........      17,076     (292)    7,967        1
   Change in unrealized gain (loss)
      on investments ..........................      18,830   (1,242)   25,749      445
   Reinvested capital gains ...................      20,469    1,516        --       --
                                                  ---------   ------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      63,800      447    34,150      492
                                                  ---------   ------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     105,560       18    42,171        4
   Transfers between funds ....................     825,785   36,945   339,806   19,130
   Surrenders (note 6) ........................     (57,586)      --   (11,232)      --
   Death benefits (note 4) ....................          --       --        --       --
   Net policy repayments (loans) (note 5) .....      (2,916)      --        52       --
   Deductions for surrender charges
      (note 2d) ...............................      (1,875)      --      (361)      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (29,870)     (87)  (10,188)      --
   Asset charges (note 3):
      MSP contracts ...........................        (766)      --      (160)      --
      LSFP contracts ..........................        (246)      --       (69)      --
                                                  ---------   ------   -------   ------
         Net equity transactions ..............     838,086   36,876   360,019   19,134
                                                  ---------   ------   -------   ------

Net change in contract owners' equity .........     901,886   37,323   394,169   19,626
Contract owners' equity beginning
   of period ..................................     913,441       --   169,087       --
                                                  ---------   ------   -------   ------
Contract owners' equity end of period .........   1,815,327   37,323   563,256   19,626
                                                  =========   ======   =======   ======

CHANGES IN UNITS:
   Beginning units ............................      74,514       --    12,709       --
                                                  ---------   ------   -------   ------
   Units purchased ............................      71,297    3,552    27,762    1,778
   Units redeemed .............................      (3,853)      (8)   (1,585)      --
                                                  ---------   ------   -------   ------
   Ending units ...............................     141,958    3,544    38,886    1,778
                                                  =========   ======   =======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      GVITCVal            GVITDMidCapI
                                                  ----------------   ---------------------
                                                    2004      2003      2004        2003
                                                  --------   -----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $    845       9      (8,060)     (5,475)
   Realized gain (loss) on investments ........      5,423      --     119,053    (177,513)
   Change in unrealized gain (loss)
      on investments ..........................      2,884      26     249,172     615,137
   Reinvested capital gains ...................         --      --          --          --
                                                  --------   -----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      9,152      35     360,165     432,149
                                                  --------   -----   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     13,555      28     222,683     233,529
   Transfers between funds ....................    181,300   3,313     223,855     533,953
   Surrenders (note 6) ........................     (8,704)     --     (64,348)   (192,903)
   Death benefits (note 4) ....................         --      --          --      (8,369)
   Net policy repayments (loans) (note 5) .....       (354)     --     (75,383)    (15,446)
   Deductions for surrender charges
      (note 2d) ...............................       (285)     --      (1,858)    (11,033)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (6,127)     (7)   (132,669)   (194,730)
   Asset charges (note 3):
      MSP contracts ...........................         (6)     --      (2,767)     (1,279)
      LSFP contracts ..........................        (39)     --      (1,877)       (934)
                                                  --------   -----   ---------   ---------
         Net equity transactions ..............    179,340   3,334     167,636     342,788
                                                  --------   -----   ---------   ---------

Net change in contract owners' equity .........    188,492   3,369     527,801     774,937
Contract owners' equity beginning
   of period ..................................    129,634      --   6,751,719   3,842,211
                                                  --------   -----   ---------   ---------
Contract owners' equity end of period .........   $318,126   3,369   7,279,520   4,617,148
                                                  ========   =====   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     10,283      --     585,904     445,821
                                                  --------   -----   ---------   ---------
   Units purchased ............................     15,054     310      69,911      77,180
   Units redeemed .............................     (1,191)     (1)    (56,559)    (42,744)
                                                  --------   -----   ---------   ---------
   Ending units ...............................     24,146     309     599,256     480,257
                                                  ========   =====   =========   =========

                                                      GVITEmMrkts           GVITFHiInc
                                                  --------------------   ----------------
                                                     2004       2003       2004     2003
                                                  ---------   --------   -------   ------
Investment activity:
   Net investment income (loss) ...............      (6,483)       (35)   11,339      712
   Realized gain (loss) on investments ........     168,010     19,247     5,741       --
   Change in unrealized gain (loss)
      on investments ..........................    (295,870)    20,427   (14,462)    (233)
   Reinvested capital gains ...................      14,907         --        --       --
                                                  ---------    -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (119,436)    39,639     2,618      479
                                                  ---------    -------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      57,182     70,663    76,943       56
   Transfers between funds ....................     269,899     96,583   130,566   73,506
   Surrenders (note 6) ........................     (77,005)  (124,517)  (48,808)      --
   Death benefits (note 4) ....................          --         --        --       --
   Net policy repayments (loans) (note 5) .....         378     (7,179)   (3,292)      --
   Deductions for surrender charges
      (note 2d) ...............................      (2,561)    (7,121)   (1,578)      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (42,062)    (7,167)  (10,339)    (361)
   Asset charges (note 3):
      MSP contracts ...........................        (771)      (187)     (348)     (10)
      LSFP contracts ..........................        (533)       (30)      (41)      --
                                                  ---------    -------   -------   ------
         Net equity transactions ..............     204,527     21,045   143,103   73,191
                                                  ---------    -------   -------   ------

Net change in contract owners' equity .........      85,091     60,684   145,721   73,670
Contract owners' equity beginning
   of period ..................................   1,612,207    273,867   208,900       --
                                                  ---------    -------   -------   ------
Contract owners' equity end of period .........   1,697,298    334,551   354,621   73,670
                                                  =========    =======   =======   ======

CHANGES IN UNITS:
   Beginning units ............................     142,811     39,708    18,857       --
                                                  ---------    -------   -------   ------
   Units purchased ............................      48,352     12,166    18,481    7,191
   Units redeemed .............................     (38,713)    (9,977)   (5,782)     (36)
                                                  ---------    -------   -------   ------
   Ending units ...............................     152,450     41,897    31,556    7,155
                                                  =========    =======   =======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      GVITGlFin1            GVITGlHlth
                                                  ------------------   --------------------
                                                    2004       2003       2004       2003
                                                  --------   -------   ---------   --------
Investment activity:
   Net investment income (loss) ...............   $  1,258      (402)     (3,735)    (2,003)
   Realized gain (loss) on investments ........     12,651    10,721      (3,791)    53,028
   Change in unrealized gain (loss)
      on investments ..........................     (7,686)    5,139      33,600     77,569
   Reinvested capital gains ...................      4,567        --       4,166         --
                                                  --------   -------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     10,790    15,458      30,240    128,594
                                                  --------   -------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     16,134     3,587      27,697     10,981
   Transfers between funds ....................    162,792    27,674     876,460    559,414
   Surrenders (note 6) ........................     (2,436)  (17,923)     (2,345)  (147,999)
   Death benefits (note 4) ....................         --        --          --         --
   Net policy repayments (loans) (note 5) .....      1,701       156      (3,477)    (6,602)
   Deductions for surrender charges
      (note 2d) ...............................        (80)   (1,025)        (77)    (8,465)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (8,901)   (1,886)    (19,364)    (8,502)
   Asset charges (note 3):
      MSP contracts ...........................       (137)      (16)       (392)       (60)
      LSFP contracts ..........................        (88)       (2)       (250)       (28)
                                                  --------   -------   ---------   --------
         Net equity transactions ..............    168,985    10,565     878,252    398,739
                                                  --------   -------   ---------   --------

Net change in contract owners' equity .........    179,775    26,023     908,492    527,333
Contract owners' equity beginning
   of period ..................................    356,116    64,491     629,312    155,708
                                                  --------   -------   ---------   --------
Contract owners' equity end of period .........   $535,891    90,514   1,537,804    683,041
                                                  ========   =======   =========   ========

CHANGES IN UNITS:
   Beginning units ............................     29,492     7,495      56,010     18,805
                                                  --------   -------   ---------   --------
   Units purchased ............................     14,405     4,270      75,344     63,220
   Units redeemed .............................     (1,371)   (2,475)     (2,336)   (16,446)
                                                  --------   -------   ---------   --------
   Ending units ...............................     42,526     9,290     129,018     65,579
                                                  ========   =======   =========   ========

                                                       GVITGlTech           GVITGlUtl1
                                                  -------------------   -----------------
                                                     2004       2003      2004      2003
                                                  ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............      (5,409)   (1,132)      174      (139)
   Realized gain (loss) on investments ........      67,868    19,554    16,427     2,552
   Change in unrealized gain (loss)
      on investments ..........................     (83,290)   44,128    (8,550)    4,469
   Reinvested capital gains ...................          --        --        --        --
                                                  ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (20,831)   62,550     8,051     6,882
                                                  ---------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      90,358     5,549    28,521       217
   Transfers between funds ....................    (143,186)  361,446   (44,497)   78,110
   Surrenders (note 6) ........................     (80,051)  (39,244)  (10,627)       --
   Death benefits (note 4) ....................          --        --        --        --
   Net policy repayments (loans) (note 5) .....      42,470    (2,598)      (70)    2,636
   Deductions for surrender charges
      (note 2d) ...............................      (2,585)   (2,244)     (348)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (34,371)  (12,350)   (1,913)     (835)
   Asset charges (note 3):
      MSP contracts ...........................        (280)     (156)      (36)      (13)
      LSFP contracts ..........................         (97)       (9)      (96)      (46)
                                                  ---------   -------   -------   -------
         Net equity transactions ..............    (127,742)  310,394   (29,066)   80,069
                                                  ---------   -------   -------   -------

Net change in contract owners' equity .........    (148,573)  372,944   (21,015)   86,951
Contract owners' equity beginning
   of period ..................................   1,273,981   261,090   165,929    35,904
                                                  ---------   -------   -------   -------
Contract owners' equity end of period .........   1,125,408   634,034   144,914   122,855
                                                  =========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     426,738   134,649    15,619     4,164
                                                  ---------   -------   -------   -------
   Units purchased ............................      53,382   146,457     3,223     8,848
   Units redeemed .............................    (104,788)  (20,478)   (5,882)     (118)
                                                  ---------   -------   -------   -------
   Ending units ...............................     375,332   260,628    12,960    12,894
                                                  =========   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          GVITGrowth                 GVITGvtBd
                                                  ------------------------   -----------------------
                                                      2004         2003         2004         2003
                                                  -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (52,123)     (50,345)     467,653      355,508
   Realized gain (loss) on investments ........    (1,751,454)  (2,144,193)    (108,989)     110,787
   Change in unrealized gain (loss)
      on investments ..........................     2,188,323    4,139,784     (717,001)     136,543
   Reinvested capital gains ...................            --           --      298,626       29,787
                                                  -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       384,746    1,945,246      (59,711)     632,625
                                                  -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     1,242,289    1,496,958      507,042      809,176
   Transfers between funds ....................      (536,239)    (308,050)  (1,673,509)    (816,840)
   Surrenders (note 6) ........................      (716,035)    (652,153)  (1,026,660)  (1,310,863)
   Death benefits (note 4) ....................       (45,623)     (48,434)     (93,042)     (16,462)
   Net policy repayments (loans) (note 5) .....       123,850      111,750      177,973       12,456
   Deductions for surrender charges
      (note 2d) ...............................       (24,634)     (37,299)     (27,925)     (74,972)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (726,519)    (713,809)    (383,742)    (658,063)
   Asset charges (note 3):
      MSP contracts ...........................        (2,462)      (2,089)      (7,178)      (9,144)
      LSFP contracts ..........................        (4,517)      (3,363)      (2,631)      (5,268)
                                                  -----------   ----------   ----------   ----------
         Net equity transactions ..............      (689,890)    (156,489)  (2,529,672)  (2,069,980)
                                                  -----------   ----------   ----------   ----------

Net change in contract owners' equity .........      (305,144)   1,788,757   (2,589,383)  (1,437,355)
Contract owners' equity beginning
   of period ..................................    17,159,255   13,411,563   16,424,258   22,381,392
                                                  -----------   ----------   ----------   ----------
Contract owners' equity end of period .........   $16,854,111   15,200,320   13,834,875   20,944,037
                                                  ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     1,137,890    1,170,029      735,699    1,024,071
                                                  -----------   ----------   ----------   ----------
   Units purchased ............................        99,580      136,342       27,552       66,166
   Units redeemed .............................      (146,456)    (149,416)    (140,579)    (163,853)
                                                  -----------   ----------   ----------   ----------
   Ending units ...............................     1,091,014    1,156,955      622,672      926,384
                                                  ===========   ==========   ==========   ==========

                                                        GVITIDAgg            GVITIDCon
                                                  -------------------   -----------------
                                                     2004       2003      2004      2003
                                                  ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............         635       505     3,031     3,815
   Realized gain (loss) on investments ........       3,307      (393)      870    (1,835)
   Change in unrealized gain (loss)
      on investments ..........................      12,706    20,334    (3,593)   14,995
   Reinvested capital gains ...................       9,495        --     1,803        --
                                                  ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      26,143    20,446     2,111    16,975
                                                  ---------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      48,464    18,179    12,759    19,088
   Transfers between funds ....................     618,580    65,872    90,011   113,571
   Surrenders (note 6) ........................      (6,307)        1        --        --
   Death benefits (note 4) ....................          --        --        --        --
   Net policy repayments (loans) (note 5) .....      (3,700)      971     7,298    (3,030)
   Deductions for surrender charges
      (note 2d) ...............................        (287)       --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (23,403)   (9,590)   (9,341)   (9,592)
   Asset charges (note 3):
      MSP contracts ...........................          (6)       --      (223)     (212)
      LSFP contracts ..........................          --        --       (14)     (142)
                                                  ---------   -------   -------   -------
         Net equity transactions ..............     633,341    75,433   100,490   119,683
                                                  ---------   -------   -------   -------

Net change in contract owners' equity .........     659,484    95,879   102,601   136,658
Contract owners' equity beginning
   of period ..................................     496,855   146,457   381,273   317,556
                                                  ---------   -------   -------   -------
Contract owners' equity end of period .........   1,156,339   242,336   483,874   454,214
                                                  =========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      45,926    17,710    35,654    31,754
                                                  ---------   -------   -------   -------
   Units purchased ............................      60,471    10,115    11,059    16,141
   Units redeemed .............................      (3,379)   (1,291)   (1,693)   (4,017)
                                                  ---------   -------   -------   -------
   Ending units ...............................     103,018    26,534    45,020    43,878
                                                  =========   =======   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         GVITIDMod              GVITIDModAgg
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   12,438       7,426       6,525       4,005
   Realized gain (loss) on investments ........       21,504      (7,404)      8,954     (29,824)
   Change in unrealized gain (loss)
      on investments ..........................        9,476     102,712      36,286     115,837
   Reinvested capital gains ...................       11,652          --      13,132          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       55,070     102,734      64,897      90,018
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      155,437      78,616     214,359      70,789
   Transfers between funds ....................      945,095     728,807     866,920      39,285
   Surrenders (note 6) ........................      (47,253)    (22,574)     (3,177)    (15,939)
   Death benefits (note 4) ....................           --          --          --          --
   Net policy repayments (loans) (note 5) .....       (1,035)    (23,646)      1,855      23,759
   Deductions for surrender charges
      (note 2d) ...............................       (1,529)     (1,291)         --        (912)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (87,064)    (36,360)    (93,346)    (51,013)
   Asset charges (note 3):
      MSP contracts ...........................       (1,561)       (657)       (310)       (289)
      LSFP contracts ..........................         (238)        (56)       (286)       (205)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............      961,852     722,839     986,015      65,475
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........    1,016,922     825,573   1,050,912     155,493
Contract owners' equity beginning
   of period ..................................    2,470,014     543,695   2,074,616     942,689
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $3,486,936   1,369,268   3,125,528   1,098,182
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      228,410      59,819     191,327     109,211
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................      101,332      88,406     100,732      23,070
   Units redeemed .............................      (14,510)     (7,944)    (11,443)    (15,616)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      315,232     140,281     280,616     116,665
                                                  ==========   =========   =========   =========

                                                      GVITIDModCon          GVITIntGro
                                                  -------------------   -----------------
                                                     2004       2003      2004      2003
                                                  ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............       7,649     4,167      (470)     (209)
   Realized gain (loss) on investments ........      16,360    (1,422)    6,410    (1,953)
   Change in unrealized gain (loss)
      on investments ..........................      (8,095)   26,619   (10,660)    2,992
   Reinvested capital gains ...................       3,641        --        --        --
                                                  ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      19,555    29,364    (4,720)      830
                                                  ---------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      36,807    24,388     1,160    26,982
   Transfers between funds ....................   1,000,125   327,026    71,008   (24,149)
   Surrenders (note 6) ........................      (2,880)       --      (142)  (23,594)
   Death benefits (note 4) ....................          --        --        --        --
   Net policy repayments (loans) (note 5) .....     (13,950)      (15)       76        81
   Deductions for surrender charges
      (note 2d) ...............................         (94)       --        (5)   (1,349)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (25,447)  (12,873)   (3,203)   (1,349)
   Asset charges (note 3):
      MSP contracts ...........................      (1,035)     (431)      (48)       --
      LSFP contracts ..........................         (70)      (75)      (20)       (2)
                                                  ---------   -------   -------   -------
         Net equity transactions ..............     993,456   338,020    68,826   (23,380)
                                                  ---------   -------   -------   -------

Net change in contract owners' equity .........   1,013,011   367,384    64,106   (22,550)
Contract owners' equity beginning
   of period ..................................     703,690   268,892    81,249    55,057
                                                  ---------   -------   -------   -------
Contract owners' equity end of period .........   1,716,701   636,276   145,355    32,507
                                                  =========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      64,892    28,027    12,282    11,233
                                                  ---------   -------   -------   -------
   Units purchased ............................      98,602    36,300    13,726     1,896
   Units redeemed .............................      (5,892)   (1,426)   (3,818)   (6,813)
                                                  ---------   -------   -------   -------
   Ending units ...............................     157,602    62,901    22,190     6,316
                                                  =========   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       GVITLead               GVITMyMkt
                                                  ------------------   -----------------------
                                                    2004       2003       2004         2003
                                                  --------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (453)     (116)     (39,767)        (470)
   Realized gain (loss) on investments ........     15,014    (4,549)          --           --
   Change in unrealized gain (loss)
      on investments ..........................    (12,925)    8,386           --           --
   Reinvested capital gains ...................         --        --           --           --
                                                  --------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      1,636     3,721      (39,767)        (470)
                                                  --------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      2,556     7,674    2,133,386    2,261,719
   Transfers between funds ....................     (4,540)  (44,049)   1,388,583   (1,137,238)
   Surrenders (note 6) ........................         --        --   (6,635,505)  (4,379,433)
   Death benefits (note 4) ....................         --        --      (78,607)      (2,723)
   Net policy repayments (loans) (note 5) .....     (4,881)   (1,094)   3,086,885      (78,834)
   Deductions for surrender charges
      (note 2d) ...............................         --        --     (244,144)    (250,468)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (2,747)   (2,273)  (1,031,937)  (1,113,184)
   Asset charges (note 3):
      MSP contracts ...........................        (37)      (31)     (16,461)     (23,555)
      LSFP contracts ..........................         --        --      (11,677)     (11,398)
                                                  --------   -------   ----------   ----------
         Net equity transactions ..............     (9,649)  (39,773)  (1,409,477)  (4,735,114)
                                                  --------   -------   ----------   ----------

Net change in contract owners' equity .........     (8,013)  (36,052)  (1,449,244)  (4,735,584)
Contract owners' equity beginning
   of period ..................................    119,189   115,036   31,779,903   46,764,573
                                                  --------   -------   ----------   ----------
Contract owners' equity end of period .........   $111,176    78,984   30,330,659   42,028,989
                                                  ========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     11,414    13,679    2,142,989    3,181,070
                                                  --------   -------   ----------   ----------
   Units purchased ............................        439       620      360,743      271,608
   Units redeemed .............................     (1,595)   (5,493)    (458,750)    (607,628)
                                                  --------   -------   ----------   ----------
   Ending units ...............................     10,258     8,806    2,044,982    2,845,050
                                                  ========   =======   ==========   ==========

                                                         GVITNWFund                GVITSmCapGr
                                                  -----------------------   ---------------------
                                                     2004         2003          2004       2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............       98,540        5,339      (5,623)     (3,858)
   Realized gain (loss) on investments ........   (1,313,086)  (1,302,113)     50,979      38,271
   Change in unrealized gain (loss)
      on investments ..........................    2,523,878    8,332,178      (4,332)    106,190
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,309,332    7,035,404      41,024     140,603
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    3,746,288    4,229,059      54,944     170,306
   Transfers between funds ....................   (1,050,979)    (848,690)   (171,894)   (244,331)
   Surrenders (note 6) ........................   (1,498,821)  (1,678,442)    (78,430)    (36,075)
   Death benefits (note 4) ....................     (293,405)    (117,268)         --          --
   Net policy repayments (loans) (note 5) .....     (157,359)     173,163       5,692     (33,462)
   Deductions for surrender charges
      (note 2d) ...............................      (53,382)     (95,995)     (3,521)     (2,063)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................   (2,713,377)  (2,786,609)    (43,440)    (39,024)
   Asset charges (note 3):
      MSP contracts ...........................      (13,721)     (11,890)       (204)       (131)
      LSFP contracts ..........................       (9,525)      (7,742)       (609)       (304)
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............   (2,044,281)  (1,144,414)   (237,462)   (185,084)
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........     (734,949)   5,890,990    (196,438)    (44,481)
Contract owners' equity beginning
   of period ..................................   73,644,353   60,325,564   1,641,019   1,258,941
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   72,909,404   66,216,554   1,444,581   1,214,460
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    2,521,462    2,622,768     260,132     265,763
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................      152,324      193,427      25,361      22,365
   Units redeemed .............................     (227,656)    (248,763)    (63,751)    (65,680)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................    2,446,130    2,567,432     221,742     222,448
                                                  ==========   ==========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITSmCapVal                GVITSmComp
                                                  ------------------------   -----------------------
                                                      2004         2003         2004         2003
                                                  -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (54,272)     (32,147)     (95,616)     (72,149)
   Realized gain (loss) on investments ........     1,217,176     (532,825)     371,801     (799,724)
   Change in unrealized gain (loss)
      on investments ..........................      (464,587)   2,205,190    1,407,858    3,779,158
   Reinvested capital gains ...................            --           --           --           --
                                                  -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       698,317    1,640,218    1,684,043    2,907,285
                                                  -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       547,549      491,342      827,361      910,228
   Transfers between funds ....................      (103,155)      54,656   (1,213,076)    (254,972)
   Surrenders (note 6) ........................      (509,334)    (497,302)    (919,506)    (416,180)
   Death benefits (note 4) ....................        (1,392)     (62,896)     (35,667)      (5,221)
   Net policy repayments (loans) (note 5) .....       (53,387)      40,169     (136,736)     (76,444)
   Deductions for surrender charges
      (note 2d) ...............................       (17,886)     (28,442)     (34,257)     (23,803)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (301,512)    (241,087)    (652,452)    (621,563)
   Asset charges (note 3):
      MSP contracts ...........................        (4,981)      (2,882)      (7,505)      (5,466)
      LSFP contracts ..........................        (6,277)      (4,518)      (6,759)      (4,823)
                                                  -----------   ----------   ----------   ----------
         Net equity transactions ..............      (450,375)    (250,960)  (2,178,597)    (498,244)
                                                  -----------   ----------   ----------   ----------

Net change in contract owners' equity .........       247,942    1,389,258     (494,554)   2,409,041
Contract owners' equity beginning
   of period ..................................    15,008,440    9,270,589   27,363,463   20,084,696
                                                  -----------   ----------   ----------   ----------
Contract owners' equity end of period .........   $15,256,382   10,659,847   26,868,909   22,493,737
                                                  ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................       872,565      838,299    1,062,343    1,090,705
                                                  -----------   ----------   ----------   ----------
   Units purchased ............................        66,341       67,723       57,510       62,585
   Units redeemed .............................       (95,132)     (94,617)    (140,741)     (89,303)
                                                  -----------   ----------   ----------   ----------
   Ending units ...............................       843,774      811,405      979,112    1,063,987
                                                  ===========   ==========   ==========   ==========

                                                        GVITSMdCpGr            GVITTGroFoc
                                                  ----------------------   ------------------
                                                     2004         2003       2004       2003
                                                  ----------   ---------   --------   -------
Investment activity:
   Net investment income (loss) ...............       (5,997)     (6,671)    (1,465)   (1,389)
   Realized gain (loss) on investments ........      179,025     179,222     97,783   (11,021)
   Change in unrealized gain (loss)
      on investments ..........................      (96,306)     16,156    (76,679)   85,920
   Reinvested capital gains ...................           --          --         --        --
                                                  ----------   ---------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       76,722     188,707     19,639    73,510
                                                  ----------   ---------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       41,824     198,098     29,419    15,565
   Transfers between funds ....................     (978,664)    426,309   (662,016)  393,608
   Surrenders (note 6) ........................      (49,222)    (95,887)   (12,382)  (13,655)
   Death benefits (note 4) ....................           --          --         --        --
   Net policy repayments (loans) (note 5) .....       (9,494)   (263,712)   (11,087)      783
   Deductions for surrender charges
      (note 2d) ...............................       (1,749)     (5,484)      (405)     (781)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (762,664)    676,969    (11,179)  (12,683)
   Asset charges (note 3):
      MSP contracts ...........................         (427)       (185)       (83)      (95)
      LSFP contracts ..........................         (404)       (280)      (189)     (185)
                                                  ----------   ---------   --------   -------
         Net equity transactions ..............   (1,760,800)    935,828   (667,922)  382,557
                                                  ----------   ---------   --------   -------

Net change in contract owners' equity .........   (1,684,078)  1,124,535   (648,283)  456,067
Contract owners' equity beginning
   of period ..................................    2,996,301   1,178,178    648,283   208,618
                                                  ----------   ---------   --------   -------
Contract owners' equity end of period .........    1,312,223   2,302,713         --   664,685
                                                  ==========   =========   ========   =======

CHANGES IN UNITS:
   Beginning units ............................      613,017     335,821    198,969    96,110
                                                  ----------   ---------   --------   -------
   Units purchased ............................       37,678     343,440      8,546   166,489
   Units redeemed .............................     (398,035)   (140,954)  (207,515)  (11,719)
                                                  ----------   ---------   --------   -------
   Ending units ...............................      252,660     538,307         --   250,880
                                                  ==========   =========   ========   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITUSGro             GVITVKMultiSec
                                                  ---------------------   ---------------------
                                                     2004        2003        2004        2003
                                                  ----------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (3,814)      (874)     21,349      40,023
   Realized gain (loss) on investments ........      (11,099)    30,071      (1,509)     75,939
   Change in unrealized gain (loss)
      on investments ..........................      (15,558)    20,757     (31,639)        452
   Reinvested capital gains ...................       41,058         --          --          --
                                                  ----------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       10,587     49,954     (11,799)    116,414
                                                  ----------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       74,378      2,677      34,419      75,698
   Transfers between funds ....................     (217,479)   578,694    (228,735)     70,319
   Surrenders (note 6) ........................       (4,043)   (32,076)    (89,088)    (80,123)
   Death benefits (note 4) ....................           --         --          --          --
   Net policy repayments (loans) (note 5) .....        1,782   (132,577)     (1,349)      5,598
   Deductions for surrender charges
      (note 2d) ...............................         (131)    (1,834)     (1,719)     (4,582)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (29,966)     2,733     (26,594)    (32,664)
   Asset charges (note 3):
      MSP contracts ...........................          (78)        --        (469)       (373)
      LSFP contracts ..........................         (137)       (23)       (330)       (390)
                                                  ----------   --------   ---------   ---------
         Net equity transactions ..............     (175,674)   417,594    (313,865)     33,483
                                                  ----------   --------   ---------   ---------

Net change in contract owners' equity .........     (165,087)   467,548    (325,664)    149,897
Contract owners' equity beginning
   of period ..................................    1,045,097     80,915   1,268,569   1,348,659
                                                  ----------   --------   ---------   ---------
Contract owners' equity end of period .........   $  880,010    548,463     942,905   1,498,556
                                                  ==========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................       84,662      9,894      99,033     117,430
                                                  ----------   --------   ---------   ---------
   Units purchased ............................       17,475     60,299       4,664      30,274
   Units redeemed .............................      (32,387)   (17,226)    (29,457)    (26,163)
                                                  ----------   --------   ---------   ---------
   Ending units ...............................       69,750     52,967      74,240     121,541
                                                  ==========   ========   =========   =========

                                                      JanBal             JanCapAp
                                                  -------------   ---------------------
                                                   2004    2003      2004        2003
                                                  ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      224    --       (8,874)     (4,313)
   Realized gain (loss) on investments ........      353    --       80,444     (48,667)
   Change in unrealized gain (loss)
      on investments ..........................      313    --       62,296     236,216
   Reinvested capital gains ...................       --    --           --          --
                                                  ------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      890    --      133,866     183,236
                                                  ------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    6,734    --      120,986     157,672
   Transfers between funds ....................   28,957    --      209,384      62,506
   Surrenders (note 6) ........................   (4,126)   --      (66,727)    (73,926)
   Death benefits (note 4) ....................       --    --       (1,046)         --
   Net policy repayments (loans) (note 5) .....       --    --       (3,446)     11,817
   Deductions for surrender charges
      (note 2d) ...............................     (135)   --       (1,981)     (4,228)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (555)   --      (65,854)    (79,351)
   Asset charges (note 3):
      MSP contracts ...........................       (6)   --         (873)       (669)
      LSFP contracts ..........................       --    --         (678)       (604)
                                                  ------   ---    ---------   ---------
         Net equity transactions ..............   30,869    --      189,765      73,217
                                                  ------   ---    ---------   ---------

Net change in contract owners' equity .........   31,759    --      323,631     256,453
Contract owners' equity beginning
   of period ..................................   27,956    --    2,500,408   2,253,876
                                                  ------   ---    ---------   ---------
Contract owners' equity end of period .........   59,715    --    2,824,039   2,510,329
                                                  ======   ===    =========   =========

CHANGES IN UNITS:
   Beginning units ............................    2,548    --      409,213     440,390
                                                  ------   ---    ---------   ---------
   Units purchased ............................    3,253    --       55,238      46,606
   Units redeemed .............................     (441)   --      (25,989)    (33,731)
                                                  ------   ---    ---------   ---------
   Ending units ...............................    5,360    --      438,462     453,265
                                                  ======   ===    =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         JanGlTech               JanIntGro
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (4,356)     (3,459)      1,062       7,178
   Realized gain (loss) on investments ........       34,679    (251,713)    150,535       2,535
   Change in unrealized gain (loss)
      on investments ..........................      (48,049)    429,860    (182,307)     74,279
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (17,726)    174,688     (30,710)     83,992
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       62,346     102,465      68,891     195,658
   Transfers between funds ....................      (31,853)    125,614     (74,435)    (40,413)
   Surrenders (note 6) ........................      (59,572)    (32,148)    (88,913)   (109,497)
   Death benefits (note 4) ....................       (3,682)         --      (1,112)         --
   Net policy repayments (loans) (note 5) .....      (27,274)     (6,451)    (24,134)     (6,235)
   Deductions for surrender charges
      (note 2d) ...............................       (1,976)     (1,839)     (2,870)     (6,262)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (34,078)    (72,983)    (43,044)    (45,396)
   Asset charges (note 3):
      MSP contracts ...........................         (413)       (377)       (386)       (335)
      LSFP contracts ..........................         (550)       (306)       (621)       (455)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............      (97,052)    113,975    (166,624)    (12,935)
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........     (114,778)    288,663    (197,334)     71,057
Contract owners' equity beginning
   of period ..................................    1,329,744     879,767   1,721,873   1,481,877
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $1,214,966   1,168,430   1,524,539   1,552,934
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      371,145     357,176     291,169     334,648
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................       24,254      83,737      23,160      34,607
   Units redeemed .............................      (52,433)    (38,485)    (53,893)    (38,301)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      342,966     402,428     260,436     330,954
                                                  ==========   =========   =========   =========

                                                    JanRMgLgCap      MFSVITInvGrwI
                                                  ---------------   ---------------
                                                   2004     2003      2004     2003
                                                  ------   ------   -------   -----
Investment activity:
   Net investment income (loss) ...............      119      --       (536)     --
   Realized gain (loss) on investments ........      754      --      3,315      --
   Change in unrealized gain (loss)
      on investments ..........................     (284)    (24)       543     (23)
   Reinvested capital gains ...................       --      --         --      --
                                                  ------   -----    -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      589     (24)     3,322     (23)
                                                  ------   -----    -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    1,202      --      3,765      --
   Transfers between funds ....................   13,519   1,328    142,746   1,328
   Surrenders (note 6) ........................     (588)     --     (3,286)     --
   Death benefits (note 4) ....................       --      --         --      --
   Net policy repayments (loans) (note 5) .....       --      --       (700)     --
   Deductions for surrender charges
      (note 2d) ...............................      (19)     --       (107)     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (306)      1     (4,425)      4
   Asset charges (note 3):
      MSP contracts ...........................       --      --         --      --
      LSFP contracts ..........................       --      --        (50)     --
                                                  ------   -----    -------   -----
         Net equity transactions ..............   13,808   1,329    137,943   1,332
                                                  ------   -----    -------   -----

Net change in contract owners' equity .........   14,397   1,305    141,265   1,309
Contract owners' equity beginning
   of period ..................................    7,942      --     55,583      --
                                                  ------   -----    -------   -----
Contract owners' equity end of period .........   22,339   1,305    196,848   1,309
                                                  ======   =====    =======   =====

CHANGES IN UNITS:
   Beginning units ............................      649      --      4,816      --
                                                  ------   -----    -------   -----
   Units purchased ............................    1,085     123     12,666     123
   Units redeemed .............................      (24)     --       (790)     --
                                                  ------   -----    -------   -----
   Ending units ...............................    1,710     123     16,692     123
                                                  ======   =====    =======   =====

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    MFSVITValIn        NBAMTBal
                                                  --------------   ---------------
                                                    2004    2003    2004     2003
                                                  -------   ----   ------   ------
Investment activity:
   Net investment income (loss) ...............   $   120    --      (316)    (189)
   Realized gain (loss) on investments ........     2,457    --       (90)    (261)
   Change in unrealized gain (loss) on
      investments .............................    (2,184)   --     2,805    3,876
   Reinvested capital gains ...................       843    --        --       --
                                                  -------   ---    ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,236    --     2,399    3,426
                                                  -------   ---    ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     4,311    --       555      647
   Transfers between funds ....................    17,305    --     4,620    5,392
   Surrenders (note 6) ........................        --    --        --       --
   Death benefits (note 4) ....................        --    --        --       --
   Net policy repayments (loans) (note 5) .....        --    --       136       21
   Deductions for surrender charges
      (note 2d)................................        --    --        --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (1,129)   --    (1,513)  (1,092)
   Asset charges (note 3):
      MSP contracts ...........................       (14)   --        --       --
      LSFP contracts ..........................       (24)   --        --       --
                                                  -------   ---    ------   ------
         Net equity transactions ..............    20,449    --     3,798    4,968
                                                  -------   ---    ------   ------
Net change in contract owners' equity .........    21,685    --     6,197    8,394
Contract owners' equity beginning of period ...    43,701    --    68,167   46,040
                                                  -------   ---    ------   ------
Contract owners' equity end of period .........   $65,386    --    74,364   54,434
                                                  =======   ===    ======   ======

CHANGES IN UNITS:
   Beginning units ............................     3,551    --     3,415    2,497
                                                  -------   ---    ------   ------
   Units purchased ............................     1,689    --       266      309
   Units redeemed .............................       (96)   --       (83)     (60)
                                                  -------   ---    ------   ------
   Ending units ...............................     5,144    --     3,598    2,746
                                                  =======   ===    ======   ======

                                                     NBAMTFasc             NBAMTGro
                                                  --------------   -----------------------
                                                    2004    2003      2004         2003
                                                  -------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ...............       (26)   (13)     (62,135)     (52,201)
   Realized gain (loss) on investments ........       298    484      (58,995)  (1,816,010)
   Change in unrealized gain (loss) on
      investments .............................       547     --    1,226,904    3,642,785
   Reinvested capital gains ...................        --     --           --           --
                                                  -------   ----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       819    471    1,105,774    1,774,574
                                                  -------   ----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     1,211     --      715,896      851,887
   Transfers between funds ....................     4,483    254     (416,600)     100,624
   Surrenders (note 6) ........................   (13,848)  (641)    (556,901)  (1,197,804)
   Death benefits (note 4) ....................        --     --      (34,153)     (16,319)
   Net policy repayments (loans) (note 5) .....    13,390     --       18,207      733,940
   Deductions for surrender charges
      (note 2d)................................      (453)   (37)     (22,946)     (68,506)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (911)   (47)    (491,109)    (631,417)
   Asset charges (note 3):
      MSP contracts ...........................        --     --       (1,461)      (1,082)
      LSFP contracts ..........................        --     --       (2,953)      (2,531)
                                                  -------   ----   ----------   ----------
         Net equity transactions ..............     3,872   (471)    (792,020)    (231,208)
                                                  -------   ----   ----------   ----------

Net change in contract owners' equity .........     4,691     --      313,754    1,543,366
Contract owners' equity beginning of period ...    10,710     --   16,201,312   12,997,531
                                                  -------   ----   ----------   ----------
Contract owners' equity end of period .........    15,401     --   16,515,066   14,540,897
                                                  =======   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................       854     --      821,615      866,555
                                                  -------   ----   ----------   ----------
   Units purchased ............................       452      4       57,161       84,378
   Units redeemed .............................      (138)    (4)    (105,138)     (99,825)
                                                  -------   ----   ----------   ----------
   Ending units ...............................     1,168     --      773,638      851,108
                                                  =======   ====   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        NBAMTGuard                NBAMTLMat
                                                  ----------------------   ----------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (6,163)     (5,675)    (22,733)     (25,850)
   Realized gain (loss) on investments ........       65,652    (300,250)      6,946       21,972
   Change in unrealized gain (loss) on
      investments .............................       12,980     526,375      (6,257)     107,092
   Reinvested capital gains ...................           --          --          --           --
                                                  ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       72,469     220,450     (22,044)     103,214
                                                  ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       95,017      83,006     147,999      215,039
   Transfers between funds ....................      (95,476)    129,122    (156,159)     376,043
   Surrenders (note 6) ........................      (42,825)    (47,070)   (424,756)  (1,200,851)
   Death benefits (note 4) ....................           --          --    (123,308)        (397)
   Net policy repayments (loans) (note 5) .....      (35,438)     (7,424)    303,178      640,512
   Deductions for surrender charges
      (note 2d)................................       (1,376)     (2,692)    (13,964)     (68,680)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (44,469)    (49,802)    (99,129)    (165,902)
   Asset charges (note 3):
      MSP contracts ...........................         (590)       (526)     (1,470)      (3,557)
      LSFP contracts ..........................         (780)       (832)       (992)        (816)
                                                  ----------   ---------   ---------   ----------
         Net equity transactions ..............     (125,937)    103,782    (368,601)    (208,609)
                                                  ----------   ---------   ---------   ----------

Net change in contract owners' equity .........      (53,468)    324,232    (390,645)    (105,395)
Contract owners' equity beginning of period ...    1,959,167   1,605,837   6,257,182    6,741,521
                                                  ----------   ---------   ---------   ----------
Contract owners' equity end of period .........   $1,905,699   1,930,069   5,866,537    6,636,126
                                                  ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ............................      195,762     210,005     352,066      390,323
                                                  ----------   ---------   ---------   ----------
   Units purchased ............................       13,318      27,525      27,727       41,572
   Units redeemed .............................      (25,908)    (15,389)    (51,371)     (54,995)
                                                  ----------   ---------   ---------   ----------
   Ending units ...............................      183,172     222,141     328,422      376,900
                                                  ==========   =========   =========   ==========

                                                     NBAMTMCGrS             NBAMTPart
                                                  ----------------   -----------------------
                                                    2004     2003       2004         2003
                                                  -------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      (952)      (1)     (69,507)     (59,129)
   Realized gain (loss) on investments ........     8,158        3       88,832   (1,245,187)
   Change in unrealized gain (loss) on
      investments .............................    13,831    1,413      997,353    4,149,848
   Reinvested capital gains ...................        --       --           --           --
                                                  -------   ------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    21,037    1,415    1,016,678    2,845,532
                                                  -------   ------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    14,140       46      872,773    1,015,885
   Transfers between funds ....................    29,036   26,485     (109,289)    (337,255)
   Surrenders (note 6) ........................    (3,240)      --     (740,861)  (1,270,570)
   Death benefits (note 4) ....................        --       --      (48,862)     (16,181)
   Net policy repayments (loans) (note 5) .....   (18,485)      --     (114,100)     625,546
   Deductions for surrender charges
     (note 2d).................................      (106)      --      (29,285)     (72,668)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (4,943)     (90)    (577,119)    (598,356)
   Asset charges (note 3):
      MSP contracts ...........................        --       --       (6,164)      (4,998)
      LSFP contracts ..........................      (160)     (33)      (9,471)      (6,742)
                                                  -------   ------   ----------   ----------
         Net equity transactions ..............    16,242   26,408     (762,378)    (665,339)
                                                  -------   ------   ----------   ----------

Net change in contract owners' equity .........    37,279   27,823      254,300    2,180,193
Contract owners' equity beginning of period ...   272,056       --   20,361,047   16,750,853
                                                  -------   ------   ----------   ----------
Contract owners' equity end of period .........   309,335   27,823   20,615,347   18,931,046
                                                  =======   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................    22,177       --      903,543      990,334
                                                  -------   ------   ----------   ----------
   Units purchased ............................    11,198    2,587       73,838       69,423
   Units redeemed .............................    (9,837)     (12)    (105,511)    (102,078)
                                                  -------   ------   ----------   ----------
   Ending units ...............................    23,538    2,575      871,870      957,679
                                                  =======   ======   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     NBAMTSocRes            OppAggGro
                                                  -----------------   ---------------------
                                                     2004      2003      2004        2003
                                                  ---------   -----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $    (277)     (4)     (7,375)     (4,789)
   Realized gain (loss) on investments ........         267      --      30,159     128,810
   Change in unrealized gain (loss)
      on investments ..........................       1,927      33     155,778      61,671
   Reinvested capital gains ...................          --      --          --          --
                                                  ---------   -----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       1,917      29     178,562     185,692
                                                  ---------   -----   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      10,862      --     132,321     137,859
   Transfers between funds ....................      54,231   5,727     308,875     (24,536)
   Surrenders (note 6) ........................          --      --     (21,817)    (41,203)
   Death benefits (note 4) ....................          --      --        (814)         --
   Net policy repayments (loans) (note 5) .....          --      --     (24,133)      4,366
   Deductions for surrender charges
      (note 2d) ...............................          --      --        (698)     (2,356)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (1,318)    (17)    (58,612)    (67,370)
   Asset charges (note 3):
      MSP contracts ...........................         (10)     --        (510)       (224)
      LSFP contracts ..........................          --      --        (215)          1
                                                  ---------   -----   ---------   ---------
         Net equity transactions ..............      63,765   5,710     334,397       6,537
                                                  ---------   -----   ---------   ---------

Net change in contract owners' equity .........      65,682   5,739     512,959     192,229
Contract owners' equity beginning
   of period ..................................      40,536      --   1,829,696   1,158,339
                                                  ---------   -----   ---------   ---------
Contract owners' equity end of period .........   $ 106,218   5,739   2,342,655   1,350,568
                                                  =========   =====   =========   =========

CHANGES IN UNITS:
   Beginning units ............................       3,293      --     385,863     304,625
                                                  ---------   -----   ---------   ---------
   Units purchased ............................       5,311     537     113,539      45,655
   Units redeemed .............................        (108)     (2)    (48,792)    (36,674)
                                                  ---------   -----   ---------   ---------
   Ending units ...............................       8,496     535     450,610     313,606
                                                  =========   =====   =========   =========

                                                         OppBdFd                   OppCapAp
                                                  -----------------------   -----------------------
                                                     2004          2003        2004          2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      574,618      728,195       (8,043)       3,745
   Realized gain (loss) on investments ........      (39,312)      63,191       73,441   (1,949,676)
   Change in unrealized gain (loss)
      on investments ..........................     (505,510)    (121,165)     203,027    3,276,197
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       29,796      670,221      268,425    1,330,266
                                                  ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      568,802      532,729      581,143      661,691
   Transfers between funds ....................     (232,649)     (18,733)    (614,243)     382,482
   Surrenders (note 6) ........................     (343,715)    (488,941)    (539,249)    (352,593)
   Death benefits (note 4) ....................      (99,101)     (14,915)     (38,152)      (7,722)
   Net policy repayments (loans) (note 5) .....     (100,274)     (32,348)     (14,285)     (71,771)
   Deductions for surrender charges
      (note 2d) ...............................      (14,392)     (27,964)     (21,362)     (20,166)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (307,507)    (392,862)    (379,560)    (648,492)
   Asset charges (note 3):
      MSP contracts ...........................       (4,477)      (4,277)      (2,772)      (2,200)
      LSFP contracts ..........................       (3,326)      (3,060)      (3,112)      (2,369)
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............     (536,639)    (450,371)  (1,031,592)     (61,140)
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........     (506,843)     219,850     (763,167)   1,269,126
Contract owners' equity beginning
   of period ..................................   13,201,599   14,009,310   15,037,972   11,617,305
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   12,694,756   14,229,160   14,274,805   12,886,431
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      607,217      685,876    1,025,550    1,030,433
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................       45,389       49,567       83,573       96,554
   Units redeemed .............................      (72,766)     (70,681)    (155,165)    (106,492)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................      579,840      664,762      953,958    1,020,495
                                                  ==========   ==========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          OppGlSec              OppHighInc
                                                  ------------------------   ----------------
                                                      2004         2003        2004     2003
                                                  -----------   ----------   -------   ------
Investment activity:
   Net investment income (loss) ...............   $   291,734      110,324    21,859       (8)
   Realized gain (loss) on investments ........      (347,079)  (2,538,760)    3,185        5
   Change in unrealized gain (loss)
      on investments ..........................     1,033,476    5,057,244   (15,642)   1,541
   Reinvested capital gains ...................            --           --        --       --
                                                  -----------   ----------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       978,131    2,628,808     9,402    1,538
                                                  -----------   ----------   -------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     1,082,083    1,112,140    18,481       18
   Transfers between funds ....................       379,995     (205,600)  304,635   73,888
   Surrenders (note 6) ........................    (1,480,470)    (790,373)     (583)      --
   Death benefits (note 4) ....................       (21,047)     (37,079)       --       --
   Net policy repayments (loans) (note 5) .....      (107,105)      17,944    (4,741)      --
   Deductions for surrender charges
      (note 2d)................................       (54,125)     (45,204)      (19)      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (748,703)    (777,243)   (9,333)    (137)
   Asset charges (note 3):
      MSP contracts ...........................        (6,212)      (4,359)     (288)     (46)
      LSFP contracts ..........................        (4,762)      (3,199)      (92)      --
                                                  -----------   ----------   -------   ------
         Net equity transactions ..............      (960,346)    (732,973)  308,060   73,723
                                                  -----------   ----------   -------   ------

Net change in contract owners' equity .........        17,785    1,895,835   317,462   75,261
Contract owners' equity beginning
   of period ..................................    32,880,624   23,978,747   312,170       --
                                                  -----------   ----------   -------   ------
Contract owners' equity end of period .........   $32,898,409   25,874,582   629,632   75,261
                                                  ===========   ==========   =======   ======

CHANGES IN UNITS:
   Beginning units ............................     1,150,008    1,190,779    28,013       --
                                                  -----------   ----------   -------   ------
   Units purchased ............................        88,333       72,188    29,188    7,291
   Units redeemed .............................      (120,587)    (108,320)   (1,451)     (18)
                                                  -----------   ----------   -------   ------
   Ending units ...............................     1,117,754    1,154,647    55,750    7,273
                                                  ===========   ==========   =======   ======

                                                        OppMSFund             OppMSSmCap
                                                  ---------------------   -----------------
                                                     2004        2003       2004      2003
                                                  ---------   ---------   --------   ------
Investment activity:
   Net investment income (loss) ...............       8,210       7,424     (1,352)     (11)
   Realized gain (loss) on investments ........      33,362     (59,247)    22,983        3
   Change in unrealized gain (loss)
      on investments ..........................     (10,854)    161,722    (10,520)     310
   Reinvested capital gains ...................          --          --         --       --
                                                  ---------   ---------   --------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      30,718     109,899     11,111      302
                                                  ---------   ---------   --------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      49,843      51,310     14,623       18
   Transfers between funds ....................     285,556     113,872    (35,394)  18,867
   Surrenders (note 6) ........................     (22,255)    (43,267)   (31,069)      --
   Death benefits (note 4) ....................          --          --         --       --
   Net policy repayments (loans) (note 5) .....     (14,908)      3,264      1,035       --
   Deductions for surrender charges
      (note 2d)................................        (931)     (2,475)    (1,013)      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (31,469)    (25,462)    (8,966)     (91)
   Asset charges (note 3):
      MSP contracts ...........................        (892)       (552)      (117)      --
      LSFP contracts ..... ....................        (502)       (349)        (9)      --
                                                  ---------   ---------   --------   ------
         Net equity transactions ..............     264,442      96,341    (60,910)  18,794
                                                  ---------   ---------   --------   ------

Net change in contract owners' equity .........     295,160     206,240    (49,799)  19,096
Contract owners' equity beginning
   of period ..................................   1,430,259   1,000,092    403,763       --
                                                  ---------   ---------   --------   ------
Contract owners' equity end of period .........   1,725,419   1,206,332    353,964   19,096
                                                  =========   =========   ========   ======

CHANGES IN UNITS:
   Beginning units ............................     175,119     154,096     29,251       --
                                                  ---------   ---------   --------   ------
   Units purchased ............................      43,744      31,197      5,913    1,722
   Units redeemed .............................     (12,153)    (16,183)   (10,760)      (8)
                                                  ---------   ---------   --------   ------
   Ending units ...............................     206,710     169,110     24,404    1,714
                                                  =========   =========   ========   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         OppMultStr            PVTDiscGro
                                                  ------------------------   --------------
                                                      2004         2003       2004     2003
                                                  -----------   ----------   ------   -----
Investment activity:
   Net investment income (loss) ...............   $    97,277      331,035       47      (1)
   Realized gain (loss) on investments ........         5,169     (118,817)      42      --
   Change in unrealized gain (loss) on
      investments .............................        51,505    1,113,465      (41)    (39)
   Reinvested capital gains ...................            --           --       --      --
                                                  -----------   ----------   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       153,951    1,325,683       48     (40)
                                                  -----------   ----------   ------   -----

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................       585,567      565,555   10,707      --
   Transfers between funds ....................       282,406      (10,897)  20,034   2,554
   Surrenders (note 6) ........................      (359,511)    (289,509)      --      --
   Death benefits (note 4) ....................       (33,798)      (8,892)      --      --
   Net policy repayments (loans) (note 5) .....       (74,030)     (16,180)      --      --
   Deductions for surrender charges
      (note 2d) ...............................       (14,960)     (16,558)      --      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (364,987)    (374,950)    (650)     (1)
   Asset charges (note 3):
      MSP contracts ...........................        (4,743)      (3,894)     (30)     --
      LSFP contracts ..........................        (1,767)      (1,603)      (9)     --
                                                  -----------   ----------   ------   -----
         Net equity transactions ..............        14,177     (156,928)  30,052   2,553
                                                  -----------   ----------   ------   -----

Net change in contract owners' equity .........       168,128    1,168,755   30,100   2,513
Contract owners' equity beginning
   of period ..................................    15,405,023   12,259,254   15,095      --
                                                  -----------   ----------   ------   -----
Contract owners' equity end of period .........   $15,573,151   13,428,009   45,195   2,513
                                                  ===========   ==========   ======   =====

CHANGES IN UNITS:
   Beginning units ............................       549,203      543,407    1,280      --
                                                  -----------   ----------   ------   -----
   Units purchased ............................        35,090       30,967    2,782     239
   Units redeemed .............................       (36,105)     (38,276)    (294)     --
                                                  -----------   ----------   ------   -----
   Ending units ...............................       548,188      536,098    3,768     239
                                                  ===========   ==========   ======   =====

                                                     PVTGroInc         PVTIntEq
                                                  --------------   ---------------
                                                   2004     2003     2004     2003
                                                  ------   -----   -------   -----
Investment activity:
   Net investment income (loss) ...............    1,055      --     1,229      --
   Realized gain (loss) on investments ........      541      --     1,125      --
   Change in unrealized gain (loss) on
      investments .............................      226     (24)   (2,624)    (48)
   Reinvested capital gains ...................       --      --        --      --
                                                  ------   -----   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,822     (24)     (270)    (48)
                                                  ------   -----   -------   -----

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................    1,368      --     4,951      --
   Transfers between funds ....................   67,712   1,328    39,743   1,393
   Surrenders (note 6) ........................     (772)     --      (125)     --
   Death benefits (note 4) ....................       --      --        --      --
   Net policy repayments (loans) (note 5) .....       --      --        --      --
   Deductions for surrender charges
      (note 2d) ...............................      (25)     --        (3)     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................   (2,044)     (1)   (2,638)     (5)
   Asset charges (note 3):
      MSP contracts ...........................       --      --        --      --
      LSFP contracts ..........................      (56)     --        --      --
                                                  ------   -----   -------   -----
         Net equity transactions ..............   66,183   1,327    41,928   1,388
                                                  ------   -----   -------   -----

Net change in contract owners' equity .........   68,005   1,303    41,658   1,340
Contract owners' equity beginning of
   period .....................................   14,954      --    62,775      --
                                                  ------   -----   -------   -----
Contract owners' equity end of period .........   82,959   1,303   104,433   1,340
                                                  ======   =====   =======   =====

CHANGES IN UNITS:
   Beginning units ............................    1,210      --     4,931      --
                                                  ------   -----   -------   -----
   Units purchased ............................    5,505     120     3,424     127
   Units redeemed .............................     (231)     --      (219)     --
                                                  ------   -----   -------   -----
   Ending units ...............................    6,484     120     8,136     127
                                                  ======   =====   =======   =====

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          StDisc2                StIntStk2
                                                  ----------------------   --------------------
                                                     2004         2003       2004       2003
                                                  ----------   ---------   -------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (29,741)    (23,047)       --       21,094
   Realized gain (loss) on investments ........      165,585     (39,659)       --      (57,620)
   Change in unrealized gain (loss) on
      investments .............................      248,389     760,846        --       (7,327)
   Reinvested capital gains ...................           --          --        --           --
                                                  ----------   ---------   -------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      384,233     698,140        --      (43,853)
                                                  ----------   ---------   -------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      223,137     255,419       180       33,352
   Transfers between funds ....................      (62,540)    (93,572)     (225)  (1,543,340)
   Surrenders (note 6) ........................     (220,202)   (198,147)       --      (27,809)
   Death benefits (note 4) ....................      (25,538)    (13,590)       --         (570)
   Net policy repayments (loans) (note 5) .....      (26,289)      8,726        --          450
   Deductions for surrender charges
      (note 2d) ...............................       (7,855)    (11,333)       --       (1,590)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (184,217)   (166,731)       45      (16,562)
   Asset charges (note 3):
      MSP contracts ...........................         (944)       (735)       --          (75)
      LSFP contracts ..........................         (324)       (298)       --         (295)
                                                  ----------   ---------   -------   ----------
         Net equity transactions ..............     (304,772)   (220,261)       --   (1,556,439)
                                                  ----------   ---------   -------   ----------

Net change in contract owners' equity .........       79,461     477,879        --   (1,600,292)
Contract owners' equity beginning of
   period .....................................    7,631,067   5,757,577        --    1,600,292
                                                  ----------   ---------   -------   ----------
Contract owners' equity end of period .........   $7,710,528   6,235,456        --           --
                                                  ==========   =========   =======   ==========

CHANGES IN UNITS:
   Beginning units ............................      300,059     313,582        --      285,304
                                                  ----------   ---------   -------   ----------
   Units purchased ............................       26,255      22,712    96,210      102,663
   Units redeemed .............................      (38,472)    (34,984)  (96,210)    (387,967)
                                                  ----------   ---------   -------   ----------
   Ending units ...............................      287,842     301,310        --           --
                                                  ==========   =========   =======   ==========

                                                           StOpp2                  VEWrldBd
                                                  -----------------------   ---------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     (133,721)    (112,289)    333,803      65,652
   Realized gain (loss) on investments ........      (52,987)  (1,435,211)      5,104     471,489
   Change in unrealized gain (loss) on
      investments .............................    2,977,380    5,845,591    (449,625)    (57,872)
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    2,790,672    4,298,091    (110,718)    479,269
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................    1,161,430    1,375,183      85,298     195,717
   Transfers between funds ....................     (602,319)    (819,703)   (714,167)    448,768
   Surrenders (note 6) ........................     (996,666)  (1,128,122)   (292,540)   (221,067)
   Death benefits (note 4) ....................      (29,768)     (37,183)     (4,060)     (8,086)
   Net policy repayments (loans) (note 5) .....     (164,572)     118,503     245,414     (12,040)
   Deductions for surrender charges
      (note 2d) ...............................      (38,458)     (64,521)    (10,055)    (12,643)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (890,282)    (851,760)   (107,210)   (144,759)
   Asset charges (note 3):
      MSP contracts ...........................       (4,433)      (2,679)       (746)     (1,187)
      LSFP contracts ..........................       (3,972)      (2,826)       (322)     (1,239)
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............   (1,569,040)  (1,413,108)   (798,388)    243,464
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........    1,221,632    2,884,983    (909,106)    722,733
Contract owners' equity beginning of
   period .....................................   34,049,288   28,600,889   4,666,549   4,601,070
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   35,270,920   31,485,872   3,757,443   5,323,803
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      891,693    1,014,316     248,334     291,343
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................       73,660       61,676      23,847      41,206
   Units redeemed .............................     (112,701)    (111,302)    (69,015)    (26,274)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................      852,652      964,690     203,166     306,275
                                                  ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         VEWrldEMkt               VEWrldHAs
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   12,869      (7,303)      1,079       5,835
   Realized gain (loss) on investments ........      410,355     333,053     230,010     277,811
   Change in unrealized gain (loss)
      on investments ..........................     (610,552)     39,468    (120,451)    (38,681)
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ............................     (187,328)    365,218     110,638     244,965
                                                  ----------   ---------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      213,941     402,009     224,067     174,983
   Transfers between funds ....................     (121,333)   (336,763)   (198,834)   (819,533)
   Surrenders (note 6) ........................     (294,376)   (293,052)   (174,737)   (117,729)
   Death benefits (note 4) ....................       (5,469)     (7,825)     (1,575)       (904)
   Net policy repayments (loans) (note 5) .....       (6,812)    135,543      (6,074)    (42,269)
   Deductions for surrender charges
      (note 2d) ...............................      (11,525)    (16,760)     (4,528)     (6,733)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (130,383)   (109,554)   (121,187)   (111,024)
   Asset charges (note 3):
      MSP contracts ...........................       (1,340)     (1,074)     (1,529)     (1,129)
      LSFP contracts ..........................       (2,190)     (1,590)       (711)       (449)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............     (359,487)   (229,066)   (285,108)   (924,787)
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........     (546,815)    136,152    (174,470)   (679,822)
Contract owners' equity beginning
   of period ..................................    5,573,967   3,809,216   5,210,328   4,465,156
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $5,027,152   3,945,368   5,035,858   3,785,334
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      582,778     609,125     288,700     345,490
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................       36,112      65,573      29,330      32,033
   Units redeemed .............................      (79,116)   (101,511)    (43,602)    (93,209)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      539,774     573,187     274,428     284,314
                                                  ==========   =========   =========   =========

                                                         VKEmMkt              VKoreFI
                                                  ---------------------   --------------
                                                     2004        2003       2004    2003
                                                  ---------   ---------   -------   ----
Investment activity:
   Net investment income (loss) ...............      (8,480)     (6,726)     (170)   --
   Realized gain (loss) on investments ........      82,993     221,755       186    --
   Change in unrealized gain (loss)
      on investments ..........................    (185,553)    101,439       292    --
   Reinvested capital gains ...................          --          --        --    --
                                                  ---------   ---------   -------   ---
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ............................    (111,040)    316,468       308    --
                                                  ---------   ---------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      70,964     140,755     3,491    --
   Transfers between funds ....................    (344,168)  1,452,640   128,568    --
   Surrenders (note 6) ........................    (234,028)    (41,899)       --    --
   Death benefits (note 4) ....................          --          --        --    --
   Net policy repayments (loans) (note 5) .....      33,071     (15,943)       --    --
   Deductions for surrender charges
      (note 2d) ...............................      (7,025)     (2,396)       --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (52,115)    (51,901)     (855)   --
   Asset charges (note 3):
      MSP contracts ...........................        (614)       (760)      (11)   --
      LSFP contracts ..........................      (1,992)     (1,428)       --    --
                                                  ---------   ---------   -------   ---
         Net equity transactions ..............    (535,907)  1,479,068   131,193    --
                                                  ---------   ---------   -------   ---

Net change in contract owners' equity .........    (646,947)  1,795,536   131,501    --
Contract owners' equity beginning
   of period ..................................   2,861,361   1,468,419    30,611    --
                                                  ---------   ---------   -------   ---
Contract owners' equity end of period .........   2,214,414   3,263,955   162,112    --
                                                  =========   =========   =======   ===

CHANGES IN UNITS:
   Beginning units ............................     190,911     123,689     3,007    --
                                                  ---------   ---------   -------   ---
   Units purchased ............................      16,304     120,101    12,933    --
   Units redeemed .............................     (55,153)     (7,742)      (88)   --
                                                  ---------   ---------   -------   ---
   Ending units ...............................     152,062     236,048    15,852    --
                                                  =========   =========   =======   ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         VKUSRealEst
                                                  ------------------------
                                                      2004         2003
                                                  -----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (50,146)     (36,374)
   Realized gain (loss) on investments ........       486,594      (42,001)
   Change in unrealized gain (loss)
      on investments ..........................       417,810    1,322,803
   Reinvested capital gains ...................            --           --
                                                  -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       854,258    1,244,428
                                                  -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       435,770      440,305
   Transfers between funds ....................       550,401     (409,370)
   Surrenders (note 6) ........................      (702,760)    (327,592)
   Death benefits (note 4) ....................       (24,743)     (13,234)
   Net policy repayments (loans) (note 5) .....       (75,663)      34,575
   Deductions for surrender charges
      (note 2d) ...............................       (23,996)     (18,736)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (323,778)    (293,227)
   Asset charges (note 3):
      MSP contracts ...........................        (3,478)      (2,273)
      LSFP contracts ..........................        (3,197)      (2,100)
                                                  -----------   ----------
         Net equity transactions ..............      (171,444)    (591,652)
                                                  -----------   ----------

   Net change in contract owners' equity ......       682,814      652,776
   Contract owners' equity beginning
      of period ...............................    13,033,980    9,666,432
                                                  -----------   ----------
   Contract owners' equity end of period ......   $13,716,794   10,319,208
                                                  ===========   ==========

   CHANGES IN UNITS:
      Beginning units .........................       463,861      469,840
                                                  -----------   ----------
      Units purchased .........................        43,418       33,993
      Units redeemed ..........................       (50,601)     (62,469)
                                                  -----------   ----------
      Ending units ............................       456,678      441,364
                                                  ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Funds of the AIM Variable Insurance Fund (AIM VIF);
                  AIM VIF - Basic Value Fund - Series I Shares (AIMBValue) AIM VIF - Capital Appreciation Fund - Series I Shares
                     (AIMCapAp)
                  AIM VIF - Capital Development Fund - Series I Shares
                     (AIMCapDev)

               Portfolios of Alliance Variable Product Series Funds, Inc
                  (Alliance VPSF);
                  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio -
                     Class A (AlGrIncA)
                  Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio -
                     Class A (AlSmCapVA)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - Inflation Protection Fund - Class II
                     (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolios of the Dreyfus GVIT;
                  Dreyfus GVIT International Value Fund - Class I
                     (DryGVITIntVal)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - European Equity Portfolio (DryEuroEq)*
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     (DryVIFDevLd)
                  Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                    (DryVIFGrInc)

               Funds of Dreyfus, Inc.;
                  Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

               Portfolios of Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Primary Shares
                     (FedAmLead)
                  Federated IS - Capital Appreciation Fund II - Primary Shares
                     (FedCapAp)
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                     Class (FidVIPIGBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
                    (FidVIPMCapS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)

               Funds of the Franklin Templeton Variable Insurance Products Trust
                  (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Rising Dividends Securities
                     Fund - Class I (FrVIPRisDiv)
                  Franklin Templeton VIP - Franklin Small Cap Value Securities
                     Fund - Class I (FTVIPSmCpVal)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class I (FrVIPForSec)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin1)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)*
                  Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                     (GVITVKMultiSec)

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                     Shares (JanRMgLgCap)

               Funds of the Massachusetts Financial Services Variable Insurance
                  Trust (MFS VIT);
                  MFS VIT - MFS Investors Growth Stock Series - Initial Class
                     (MFSVITInvGrwI)
                  MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
                     (NBAMTFasc)
                  Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio
                     (NBAMTLMat)
                  Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
                     (NBAMTMCGrS)
                  Neuberger Berman AMT - Partners Portfolio (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio
                     (NBAMTSocRes)

               Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
                  Oppenheimer VA Aggressive Growth Fund - Initial Class
                     (OppAggGro)
                  Oppenheimer VA Bond Fund - Initial Class (OppBdFd)
                  Oppenheimer VA Capital Appreciation Fund - Initial Class
                     (OppCapAp)
                  Oppenheimer VA Global Securities Fund - Initial Class
                     (OppGlSec)
                  Oppenheimer VA High Income Fund - Initial Class (OppHighInc) Oppenheimer VA Main Street(R) Fund - Initial Class (OppMSFund) Oppenheimer VA Main Street(R) Small Cap Fund - Initial Class
                    (OppMSSmCap)
                  Oppenheimer VA Multiple Strategies Fund - Initial Class
                     (OppMultStr)

               Funds of the Putnam Variable Trust (Putnam VT);
                  Putnam VT - Discovery Growth Fund - IB Shares (PVTDiscGro) Putnam VT - Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT - International Equity Fund - IB Shares (PVTIntEq)

               Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)

               Strong Variable Insurance Funds, Inc.;
                  Strong Opportunity Fund II, Inc. (StOpp2)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of Van Kampen Universal Institutional Funds, Inc. (Van
                  Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
                     (VKoreFI)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)

At June 30, 2004, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

          On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter. The sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

          The Company may at its sole discretion reduce this sales loading.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

          For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c)  Administrative Charges

          An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Contracts issued prior to April 16, 1990:
                  Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

               Contracts issued on or after April 16, 1990:
                  Purchase payments totalling less than $25,000 - $90/year
                     ($65/year in New York)
                  Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $1.50 per year per $1,000 for the underwriting component of the increase charge and $0.54 per year per $1,000 for the sales component of the increase charge applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For modified single premium contracts, the monthly charge is equal to an annual rate of 0.03% multiplied by the policy's cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.65% of the policy's cash value. The monthly charge is subject to a $10 minimum.

          For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 (not to exceed $0.04) per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% in the ninth year for flexible premium contracts and after the ninth year for multiple payment contracts. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

          For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of 0.95% during the first ten policy years, and 0.50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of 0.90% charged against the cash value of the contracts in the variable account. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of 0.50% if the cash value of the contract is greater than $25,000 and is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to 0.30%.

     The following table provides mortality, expense and administration charges by contract type for the period ended June 30, 2004:

                                                             Total     ACVPBal   ACVPCapAp   ACVPIncGr   ACVPInflaPro
                                                          ----------   -------   ---------   ---------   ------------
     Single Premium contracts issued prior to
        April 16, 1990 ................................   $    3,016        --        182          --           --
     Single Premium contracts issued on or after
        April 16, 1990 ................................      503,859     4,383      9,063       1,708           --
     Multiple Payment and Flexible Premium
        contracts .....................................    2,755,588    16,388     40,241      11,434        1,311
                                                          ----------    ------     ------      ------        -----
           Total ......................................   $3,262,463    20,771     49,486      13,142        1,311
                                                          ==========    ======     ======      ======        =====

                                                          ACVPInt   ACVPUltra   ACVPVal   AIMBValue   AIMCapAp
                                                          -------   ---------   -------   ---------   --------
     Single Premium contracts issued prior to
        April 16, 1990 ................................   $    --        --          14        --         --
     Single Premium contracts issued on or after
        April 16, 1990 ................................     4,891       547      10,420        --         --
     Multiple Payment and Flexible Premium
        contracts .....................................    35,386     2,056      35,641     1,306        354
                                                          -------     -----      ------     -----        ---
           Total ......................................   $40,277     2,603      46,075     1,306        354
                                                          =======     =====      ======     =====        ===

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                          AIMCapDev   AlGrIncA   AlSmCapVA   CSGPVen   CSIntFoc
                                                          ---------   --------   ---------   -------   --------
     Single Premium contracts issued prior to
        April 16, 1990 ................................      $ --          --        --          --         --
     Single Premium contracts issued on or after
        April 16, 1990 ................................        --          --        --         821      2,214
     Multiple Payment and Flexible Premium
        contracts .....................................       281       1,696       939       2,448     18,268
                                                             ----       -----       ---       -----     ------
           Total ......................................      $281       1,696       939       3,269     20,482
                                                             ====       =====       ===       =====     ======

                                                          CSSmCapGr   DryGVITIntVal   DrySmCapIxS   DrySRGro   DryStkIx
                                                          ---------   -------------   -----------   --------   --------
     Single Premium contracts issued prior to
        April 16, 1990 ................................    $    --           --             14           --          32
     Single Premium contracts issued on or after
        April 16, 1990 ................................      5,511           --          1,125        1,412      29,254
     Multiple Payment and Flexible Premium
        contracts .....................................     49,729        1,268          2,295       35,132     242,933
                                                           -------        -----          -----       ------     -------
           Total ......................................    $55,240        1,268          3,434       36,544     272,219
                                                           =======        =====          =====       ======     =======

                                                          DryVIFApp   DryVIFDevLd   DryVIFGrInc   FedAmLead   FedCapAp
                                                          ---------   -----------   -----------   ---------   --------
     Single Premium contracts issued prior to
        April 16, 1990 ................................    $    --          --            --          --         --
     Single Premium contracts issued on or after
        April 16, 1990 ................................      5,799          --         1,486          --         --
     Multiple Payment and Flexible Premium
        contracts .....................................     17,423       1,088         6,891          81          7
                                                           -------       -----         -----         ---        ---
           Total ......................................    $23,222       1,088         8,377          81          7
                                                           =======       =====         =====         ===        ===

                                                          FedQualBd   FidVIPAM   FidVIPCon   FidVIPEI   FidVIPGr
                                                          ---------   --------   ---------   --------   --------
     Single Premium contracts issued prior to
        April 16, 1990 ................................    $    --         32          --         350        340
     Single Premium contracts issued on or after
        April 16, 1990 ................................        904      25,563     27,396      54,256     49,882
     Multiple Payment and Flexible Premium
        contracts .....................................      4,880      68,692    176,764     224,115    311,128
                                                           -------      ------    -------     -------    -------
           Total ......................................    $ 5,784      94,287    204,160     278,721    361,350
                                                           =======      ======    =======     =======    =======

                                                          FidVIPGrOp   FidVIPHI   FidVIPIGBdS   FidVIPMCapS   FidVIPOv
                                                          ----------   --------   -----------   -----------   --------
     Single Premium contracts issued prior to
        April 16, 1990 ................................     $     6        155          --            --          159
     Single Premium contracts issued on or after
        April 16, 1990 ................................       1,082     17,878          --            --       12,407
     Multiple Payment and Flexible Premium
        contracts .....................................      13,171     66,239       1,689         4,378       53,293
                                                            -------     ------       -----         -----       ------
           Total ......................................     $14,259     84,272       1,689         4,378       65,859
                                                            =======     ======       =====         =====       ======

                                                          FidVIPValS   FrVIPForSec   FrVIPRisDiv   FTVIPSmCpVaI   GVITCVal
                                                          ----------   -----------   -----------   ------------   --------
     Single Premium contracts issued prior to
        April 16, 1990 ................................     $  315           --            --             --          --
     Single Premium contracts issued on or after
        April 16, 1990 ................................      3,187           --            --             --          --
     Multiple Payment and Flexible Premium
        contracts .....................................      5,720        2,128         3,968          1,050         831
                                                            ------        -----         -----          -----         ---
           Total ......................................     $9,222        2,128         3,968          1,050         831
                                                            ======        =====         =====          =====         ===

                                                          GVITDMidCapI   GVITEmMrkts   GVITFHiInc   GVITGlFin1   GVITGlHlth
                                                          ------------   -----------   ----------   ----------   ----------
     Single Premium contracts issued prior to
        April 16, 1990 ................................      $    --          329           --             5           44
     Single Premium contracts issued on or after
        April 16, 1990 ................................        5,514        2,120           --           716        1,868
     Multiple Payment and Flexible Premium
        contracts .....................................       19,272        5,349          811         1,233        1,823
                                                             -------        -----          ---         -----        -----
           Total ......................................      $24,786        7,798          811         1,954        3,735
                                                             =======        =====          ===         =====        =====

       NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                                          GVITGlTech   GVITGlUtl1   GVITGrowth   GVITGvtBd   GVITIDAgg
                                                          ----------   ----------   ----------   ---------   ---------
     Single Premium contracts issued prior to
        April 16, 1990 ................................     $  276          --            --           37         --
     Single Premium contracts issued on or after
        April 16, 1990 ................................        851         521         2,504       18,112         --
     Multiple Payment and Flexible Premium
        contracts .....................................      4,282         234        59,276       39,423      3,754
                                                            ------         ---        ------       ------      -----
           Total ......................................     $5,409         755        61,780       57,572      3,754
                                                            ======         ===        ======       ======      =====

                                                          GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro
                                                          ---------   ---------   ------------   ------------   ----------
     Single Premium contracts issued prior to
        April 16, 1990 ................................     $   --          --           --             --           --
     Single Premium contracts issued on or after
        April 16, 1990 ................................        295       2,419           54          1,167          188
     Multiple Payment and Flexible Premium
        contracts .....................................      1,244       8,303        9,185          2,129          282
                                                            ------      ------        -----          -----          ---
           Total ......................................     $1,539      10,722        9,239          3,296          470
                                                            ======      ======        =====          =====          ===

                                                          GVITLead   GVITMyMkt   GVITNWFund   GVITSmCapGr   GVITSmCapVal
                                                          --------   ---------   ----------   -----------   ------------
     Single Premium contracts issued prior to
        April 16, 1990 ................................     $ --          209           27          --            147
     Single Premium contracts issued on or after
        April 16, 1990 ................................      120       44,264       13,491       1,110         13,614
     Multiple Payment and Flexible Premium
        contracts .....................................      333       77,068      263,126       4,513         40,511
                                                            ----      -------      -------       -----         ------
           Total ......................................     $453      121,541      276,644       5,623         54,272
                                                            ====      =======      =======       =====         ======

                                                          GVITSmComp   GVITSMdCpGr   GVITTGroFoc   GVITUSGro   GVITVKMultiSec
                                                          ----------   -----------   -----------   ---------   --------------
     Single Premium contracts issued prior to
        April 16, 1990 ................................     $    27          --            --           --             --
     Single Premium contracts issued on or after
        April 16, 1990 ................................       6,840       1,028           453          843            993
     Multiple Payment and Flexible Premium
        contracts .....................................      88,749       4,969         1,012        2,971          3,456
                                                            -------       -----         -----        -----          -----
           Total ......................................     $95,616       5,997         1,465        3,814          4,449
                                                            =======       =====         =====        =====          =====

                                                          JanBal   JanCapAp   JanGlTech   JanIntGro   JanRMgLgCap
                                                          ------   --------   ---------   ---------   -----------
     Single Premium contracts issued prior to
        April 16, 1990 ................................    $ --         --         --          --          --
     Single Premium contracts issued on or after
        April 16, 1990 ................................      --        615        736       1,896          --
     Multiple Payment and Flexible Premium
        contracts .....................................     159      8,259      3,620       4,624          31
                                                           ----      -----      -----       -----         ---
           Total ......................................    $159      8,874      4,356       6,520          31
                                                           ====      =====      =====       =====         ===

                                                          MFSVITInvGrwI   MFSVITValIn   NBAMTBal   NBAMTFasc   NBAMTGro
                                                          -------------   -----------   --------   ---------   --------
     Single Premium contracts issued prior to
        April 16, 1990 ................................        $ --            --           --         --          182
     Single Premium contracts issued on or after
        April 16, 1990 ................................          --            --           --         --        8,784
     Multiple Payment and Flexible Premium
        contracts .....................................         536           164          316         26       53,169
                                                               ----           ---          ---        ---       ------
           Total ......................................        $536           164          316         26       62,135
                                                               ====           ===          ===        ===       ======

                                                          NBAMTGuard   NBAMTLMat   NBAMTMCGrS   NBAMTPart   NBAMTSocRes
                                                          ----------   ---------   ----------   ---------   -----------
     Single Premium contracts issued prior to
        April 16, 1990 ................................     $   --           27         --            --         --
     Single Premium contracts issued on or after
        April 16, 1990 ................................        380        7,817         --         5,757         --
     Multiple Payment and Flexible Premium
        contracts .....................................      5,783       14,889        952        63,750        277
                                                            ------       ------        ---        ------        ---
           Total ......................................     $6,163       22,733        952        69,507        277
                                                            ======       ======        ===        ======        ===

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                          OppAggGro   OppBdFd   OppCapAp   OppGlSec   OppHighInc
                                                          ---------   -------   --------   --------   ----------
     Single Premium contracts issued prior to
        April 16, 1990 ................................     $   14         --         2          --         --
     Single Premium contracts issued on or after
        April 16, 1990 ................................      1,322      5,670     7,995      13,219         --
     Multiple Payment and Flexible Premium
        contracts .....................................      6,039     40,412    46,158     113,390      1,196
                                                            ------     ------    ------     -------      -----
           Total ......................................     $7,375     46,082    54,155     126,609      1,196
                                                            ======     ======    ======     =======      =====

                                                          OppMSFund   OppMSSmCap   OppMultStr   PVTDiscGro   PVTGroInc
                                                          ---------   ----------   ----------   ----------   ---------
     Single Premium contracts issued prior to
        April 16, 1990 ................................     $   --          --           --          --          --
     Single Premium contracts issued on or after
        April 16, 1990 ................................      1,190          --       12,612          --          --
     Multiple Payment and Flexible Premium
        contracts .....................................      4,099       1,352       46,641          27         171
                                                            ------       -----       ------         ---         ---
           Total ......................................     $5,289       1,352       59,253          27         171
                                                            ======       =====       ======         ===         ===

                                                          PVTIntEq    StDisc2   StIntStk2    StOpp2   VEWrldBd
                                                          --------    -------   ---------   -------   --------
     Single Premium contracts issued prior to
        April 16, 1990 ................................     $ --          --        --           38        27
     Single Premium contracts issued on or after
        April 16, 1990 ................................       --       3,383        --       17,921     6,019
     Multiple Payment and Flexible Premium
        contracts .....................................      431      26,358        --      115,762    11,071
                                                            ----      ------       ---      -------    ------
           Total ......................................     $431      29,741        --      133,721    17,117
                                                            ====      ======       ===      =======    ======

                                                          VEWrldEMkt   VEWrldHAs   VKEmMkt   VKoreFI   VKUSRealEst
                                                          ----------   ---------   -------   -------   -----------
     Single Premium contracts issued prior to
        April 16, 1990 ................................     $    --          --        26       --            --
     Single Premium contracts issued on or after
        April 16, 1990 ................................       2,978       5,267     2,031       --         7,993
     Multiple Payment and Flexible Premium
        contracts .....................................      16,741      14,489     6,423      170        42,153
                                                            -------      ------     -----      ---        ------
           Total ......................................     $19,719      19,756     8,480      170        50,146
                                                            =======      ======     =====      ===        ======

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended June 30, 2004 and 2003, total loan repayments and exchanges to the Account from the fixed account were $14,241,168 and $14,820,462, respectively, and total loans and exchanges from the Account to the fixed account were $12,634,594 and $14,763,767, respectively.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended June 30, 2004.

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
     Modified Single Premium contracts and Last Survivor Flexible Premium contracts

        AIM VIF - Basic Value Fund - Series I Shares
           2004 ...................     0.00%        1,316   $13.754323     $   18,101        0.00%        5.25%

        AIM VIF - Capital Appreciation Fund - Series I Shares
           2004 ...................     0.00%           78    12.649970            987        0.00%        2.07%

        AIM VIF - Capital Development Fund - Series I Shares
           2004 ...................     0.00%        2,160    13.715457         29,625        0.00%        5.43%

        Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
           2004 ...................     0.00%       16,948    12.836951        217,561        1.12%        3.18%

        Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A
           2004 ...................     0.00%        4,958    14.807625         73,416        0.20%        7.33%

        American Century VP - Balanced Fund - Class I
           2004 ...................     0.00%       39,652    16.829125        667,308        1.66%        2.84%
           2003 ...................     0.00%       41,858    15.028804        629,076        2.66%        9.71%
           2002 ...................     0.00%       46,315    14.217236        658,471        2.59%       -0.06%
           2001 ...................     0.00%       48,216    15.444900        744,691        2.76%       -1.64%
           2000 ...................     0.00%       47,420    16.328246        774,285        2.40%        1.23%

        American Century VP - Capital Appreciation Fund - Class I
           2004 ...................     0.00%       73,866    10.900139        805,150        0.00%        3.09%
           2003 ...................     0.00%       81,065     9.340849        757,216        0.00%        6.43%
           2002 ...................     0.00%      104,676    10.009120      1,047,715        0.00%       -0.10%
           2001 ...................     0.00%      118,164    13.276196      1,568,768        0.00%      -14.25%
           2000 ...................     0.00%      119,957    16.670308      1,999,720        0.00%       17.39%

        American Century VP - Income & Growth Fund - Class I
           2004 ...................     0.00%       45,006    11.541759        519,448        1.43%        4.81%
           2003 ...................     0.00%       54,276     9.536995        517,630        1.39%       12.03%
           2002 ...................     0.00%       52,619     9.470053        498,305        1.01%       -0.10%
           2001 ...................     0.00%       48,345    11.081323        535,727        0.84%       -3.81%
           2000 ...................     0.00%       59,764    12.427941        742,743        0.56%       -3.58%

        American Century VP - Inflation Protection Fund - Class II
           2004 ...................     0.00%        1,782    10.409183         18,549        1.92%        0.82%
           2003 ...................     0.00%          503    10.253921          5,158        0.02%        2.54% 4/30/03

        American Century VP - International Fund - Class I
           2004 ...................     0.00%       79,488    14.871330      1,182,092        0.55%        2.26%
           2003 ...................     0.00%       98,262    12.258509      1,204,546        0.78%        4.95%
           2002 ...................     0.00%      103,301    14.011596      1,447,412        0.74%       -0.04%
           2001 ...................     0.00%      126,254    16.537895      2,087,975        0.09%      -20.15%
           2000 ...................     0.00%      149,003    23.402561      3,487,052        0.56%       -6.01%

        American Century VP - Ultra(R) Fund - Class I
           2004 ...................     0.00%       32,080    10.542969        338,218        0.00%        5.01%
           2003 ...................     0.00%        9,055     8.968086         81,206        0.00%       11.56%

        American Century VP - Value Fund - Class I
           2004 ...................     0.00%       88,488    21.210027      1,876,833        1.01%        6.23%
           2003 ...................     0.00%       99,509    16.941478      1,685,830        1.14%        9.42%
           2002 ...................     0.00%      109,514    17.025602      1,864,542        0.81%       -0.04%
           2001 ...................     0.00%       75,899    16.837281      1,277,933        1.22%        7.21%
           2000 ...................     0.00%       50,041    12.761585        638,602        1.15%       -4.00%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ...................     0.00%       11,230    12.157242        136,526        0.00%        7.72%
           2003 ...................     0.00%       11,535     9.064192        104,555        0.00%       18.59%
           2002 ...................     0.00%       11,620     9.971802        115,872        0.00%       -0.14%
           2001 ...................     0.00%       19,342    13.076798        252,931        0.00%      -19.60%
           2000 ...................     0.00%       19,146    21.065694        403,324        0.00%        4.98%

        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - International Focus Portfolio
           2004 ...................     0.00%      106,834   $ 9.735329    $ 1,040,064        0.00%        1.02%
           2003 ...................     0.00%      117,138     7.880748        923,135        0.00%        8.83%
           2002 ...................     0.00%      116,785     8.899722      1,039,354        0.00%       -0.02%
           2001 ...................     0.00%      120,894     9.777766      1,182,073        0.00%      -15.94%
           2000 ...................     0.00%      119,654    14.323822      1,713,903        0.00%       -8.74%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2004 ...................     0.00%      134,604    13.591719      1,829,500        0.00%        7.46%
           2003 ...................     0.00%      128,520    10.118181      1,300,389        0.00%       18.84%
           2002 ...................     0.00%      148,964    10.054023      1,497,687        0.00%       -0.22%
           2001 ...................     0.00%      175,688    13.215947      2,321,883        0.00%      -13.55%
           2000 ...................     0.00%      190,573    19.117425      3,643,265        0.00%        2.40%

        Dreyfus GVIT International Value Fund - Class I
           2004 ...................     0.00%        4,828    14.998311         72,412        2.35%        7.57%

        Dreyfus IP - European Equity Portfolio
           2002 ...................     0.00%          157     6.181671            971        0.00%       -0.08%
           2000 ...................     0.00%          275     9.778327          2,689        0.00%       -2.22%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ...................     0.00%       34,632    11.599826        401,725        0.00%        9.69%
           2003 ...................     0.00%       15,334     8.644856        132,560        0.00%       12.63%

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ...................     0.00%       50,184    15.311930        768,414        0.01%        2.74%
           2003 ...................     0.00%       54,380    13.043062        709,282        0.01%       10.27%
           2002 ...................     0.00%       68,412    13.794889        943,736        0.01%       -0.17%
           2001 ...................     0.00%       78,212    18.464812      1,444,170        0.01%      -14.12%
           2000 ...................     0.00%       84,024    24.782180      2,082,298        0.02%        2.55%

        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ...................     0.00%      607,582    19.329575     11,744,302        0.67%        3.33%
           2003 ...................     0.00%      600,646    16.268864      9,771,828        0.75%       11.64%
           2002 ...................     0.00%      593,396    16.269771      9,654,417        0.61%       -0.13%
           2001 ...................     0.00%      609,261    19.912624     12,131,985        0.51%       -6.83%
           2000 ...................     0.00%      586,479    23.430492     13,741,492        0.46%       -0.55%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ...................     0.00%       73,166    13.791319      1,009,056        0.03%        1.92%
           2003 ...................     0.00%       80,147    12.117460        971,178        0.02%        8.50%
           2002 ...................     0.00%       78,422    12.244454        960,235        0.01%       -0.09%
           2001 ...................     0.00%       76,280    13.860162      1,057,253        0.01%       -6.26%
           2000 ...................     0.00%       66,953    15.297533      1,024,216        0.00%        2.79%

        Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2004 ...................     0.00%        3,844    13.480579         51,819        0.00%        4.49%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2004 ...................     0.00%       36,792    13.083924        481,384        0.41%        0.72%
           2003 ...................     0.00%       36,352    11.364775        413,132        0.41%       10.73%
           2002 ...................     0.00%       40,878    11.648154        476,153        0.25%       -0.15%
           2001 ...................     0.00%       48,590    14.574708        708,185        0.22%       -0.16%
           2000 ...................     0.00%       49,262    15.037439        740,774        0.28%       -0.89%

        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ...................     0.00%       12,544    11.281306        141,513        4.45%       -0.02%
           2003 ...................     0.00%       13,827    11.302681        156,282        3.67%        4.82%
           2002 ...................     0.00%        2,234    10.119701         22,607        0.00%        0.01% 5/1/02

        Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2004 ...................     0.00%      405,570    18.938032      7,680,698        1.54%        3.48%
           2003 ...................     0.00%      407,800    15.545035      6,339,265        1.92%       10.71%
           2002 ...................     0.00%      424,953    15.866389      6,742,470        1.60%       -0.06%
           2001 ...................     0.00%      425,712    17.627522      7,504,248        1.66%       -0.90%
           2000 ...................     0.00%      413,346    15.968906      6,600,683        1.72%       -2.67%

        Fidelity(R) VIP - Growth Portfolio - Initial Class
           2004 ...................     0.00%      372,828    17.080706      6,368,165        0.26%        1.47%
           2003 ...................     0.00%      392,773    14.376191      5,646,580        0.29%       13.46%
           2002 ...................     0.00%      439,476    14.638347      6,433,202        0.23%       -0.19%
           2001 ...................     0.00%      477,163    19.891877      9,491,668        0.08%       -9.64%
           2000 ...................     0.00%      478,061    25.992229      12,425871        0.11%        5.11%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - High Income Portfolio - Initial Class
           2004 ...................     0.00%      254,744   $11.958809     $3,046,435        8.98%       0.67%
           2003 ...................     0.00%      305,185    10.939264      3,338,499        6.15%      17.19%
           2002 ...................     0.00%      252,300     8.626036      2,176,349       10.31%      -0.04%
           2001 ...................     0.00%      244,958     9.488213      2,324,214       12.28%      -7.19%
           2000 ...................     0.00%      297,846    12.547483      3,737,218        6.88%      -4.85%

        Fidelity(R) VIP - Overseas Portfolio - Initial Class
           2004 ...................     0.00%      121,006    14.086385      1,704,537        1.13%       0.99%
           2003 ...................     0.00%       94,127    10.736597      1,010,604        0.93%      10.35%
           2002 ...................     0.00%      100,251    11.900161      1,193,003        0.73%      -0.02%
           2001 ...................     0.00%      108,663    13.707690      1,489,519        5.04%     -11.45%
           2000 ...................     0.00%      118,731    18.168170      2,157,125        1.39%      -5.07%

        Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
           2004 ...................     0.00%       81,678    17.079189      1,394,994        2.70%       1.28%
           2003 ...................     0.00%       78,508    15.744012      1,236,031        3.69%      10.14%
           2002 ...................     0.00%       98,018    14.350268      1,406,585        3.81%      -0.08%
           2001 ...................     0.00%       97,486    15.747408      1,535,152        4.17%      -3.56%
           2000 ...................     0.00%       96,392    16.879963      1,627,093        3.17%      -0.69%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
           2004 ...................     0.00%      270,716    22.884979      6,195,330        0.34%       6.32%
           2003 ...................     0.00%      272,233    18.360032      4,998,207        0.50%       9.58%
           2002 ...................     0.00%      304,109    18.337852      5,576,706        0.79%      -0.01%
           2001 ...................     0.00%      320,134    18.969439      6,072,762        0.80%      -9.93%
           2000 ...................     0.00%      327,799    22.259280      7,296,570        0.34%      -1.31%

        Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
           2004 ...................     0.00%       29,076    10.222298        297,224        2.45%       0.04%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
           2004 ...................     0.00%       62,676    10.445481        654,681        0.53%       1.45%
           2003 ...................     0.00%       57,829     8.956654        517,954        0.82%      12.98%
           2002 ...................     0.00%       54,513     8.800905        479,764        0.99%      -0.13%
           2001 ...................     0.00%       59,583    10.813727        644,314        0.37%      -8.76%
           2000 ...................     0.00%       68,886    13.769984        948,559        1.18%      -3.65%

        Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
           2004 ...................     0.00%       26,910    14.950328        402,313        0.00%       6.14%

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ...................     0.00%       21,852    12.509576        273,359        0.00%       5.57%
           2003 ...................     0.00%       25,652     9.125472        234,087        0.00%      21.52%

        Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
           2004 ...................     0.00%       24,094    12.881071        310,357        0.85%       4.67%

        Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
           2004 ...................     0.00%        5,400    14.588227         78,776        0.41%       9.22%

        Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
           2004 ...................     0.00%       11,646    13.841007        161,192        1.47%       4.31%
           2003 ...................     0.00%          970    10.780481         10,457        6.29%       7.80% 5/1/03

        Gartmore GVIT Comstock Value Fund - Class I
           2004 ...................     0.00%        1,212    13.285635         16,102        0.70%       4.84%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ...................     0.00%       89,972    12.516684      1,126,151        0.24%       5.74%
           2003 ...................     0.00%       67,784     9.842833        667,187        0.23%      11.96%
           2002 ...................     0.00%       57,282     9.995389        572,556        0.14%      -0.04%
           2001 ...................     0.00%       27,429    10.586100        290,366        0.34%       0.66%
           2000 ...................     0.00%          795     9.878967          7,854        0.32%      -1.21% 5/1/00

        Gartmore GVIT Emerging Markets Fund - Class I
           2004 ...................     0.00%       21,662    11.428240        247,559        0.06%      -1.25%
           2003 ...................     0.00%        6,641     8.136486         54,034        0.31%      16.19%
           2002 ...................     0.00%       10,343     8.054883         83,312        0.02%      -0.02%
           2001 ...................     0.00%        2,317     8.887131         20,591        0.62%       2.01%

        Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ...................     0.00%        7,214    11.315194         81,628        4.04%       1.76%
           2003 ...................     0.00%          662    10.308656          6,824        5.57%       3.09% 5/1/03

        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ...................     0.00%        3,216    12.830109         41,262        0.65%       4.69%
           2003 ...................     0.00%          430     9.843572          4,233        0.00%      13.62%

       NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ...................     0.00%       30,902   $12.100915     $   373,942       0.00%       6.14%
           2003 ...................     0.00%        4,094    10.539719          43,150       0.00%      26.37%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2004 ...................     0.00%       19,972     3.086273          61,639       0.00%       0.81%
           2003 ...................     0.00%       26,274     2.483881          65,261       0.00%      25.94%
           2002 ...................     0.00%        7,763     2.343594          18,193       0.61%      -0.32%
           2001 ...................     0.00%        2,566     4.265563          10,945       0.00%     -29.12%

        Gartmore GVIT Global Utilities Fund - Class I
           2004 ...................     0.00%        2,552    11.355084          28,978       0.53%       5.41%
           2003 ...................     0.00%        2,770     9.626639          26,666       0.13%      10.86%

        Gartmore GVIT Government Bond Fund - Class I
           2004 ...................     0.00%      123,544    17.004861       2,100,849       3.46%      -0.08%
           2003 ...................     0.00%      170,960    17.207184       2,941,740       1.94%       3.13%
           2002 ...................     0.00%      198,842    15.662750       3,114,413       2.27%       0.04%
           2001 ...................     0.00%      155,160    14.357776       2,227,753       2.49%       2.43%
           2000 ...................     0.00%      119,026    12.957514       1,542,281       2.82%       4.03%

        Gartmore GVIT Growth Fund - Class I
           2004 ...................     0.00%      150,818    10.853104       1,636,843       0.06%       2.66%
           2003 ...................     0.00%      158,389     9.161234       1,451,039       0.00%      15.03%
           2002 ...................     0.00%      167,624     9.256234       1,551,567       0.00%      -0.17%
           2001 ...................     0.00%      167,680    12.232208       2,051,097       0.00%     -21.32%
           2000 ...................     0.00%      211,056    21.321758       4,500,085       0.16%       0.76%

        Gartmore GVIT ID Aggressive Fund
           2004 ...................     0.00%           86    11.423221             982       0.45%       3.97%

        Gartmore GVIT ID Conservative Fund
           2004 ...................     0.00%        5,016    10.948744          54,919       1.09%       0.96%
           2003 ...................     0.00%        8,096    10.448478          84,591       1.26%       3.96%
           2002 ...................     0.00%        3,566    10.008384          35,690       0.59%       0.00% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2004 ...................     0.00%       55,366    11.243218         622,492       0.78%       2.46%
           2003 ...................     0.00%       16,210     9.860653         159,841       1.10%       7.88%

        Gartmore GVIT ID Moderately Aggressive Fund
           2004 ...................     0.00%       14,858    11.355933         168,726       0.64%       3.21%
           2003 ...................     0.00%        6,845     9.514882          65,129       0.75%       9.52%

        Gartmore GVIT ID Moderately Conservative Fund
           2004 ...................     0.00%       27,344    11.135861         304,499       1.06%       1.57%
           2003 ...................     0.00%       11,851    10.209725         120,995       1.23%       5.88%

        Gartmore GVIT International Growth Fund - Class I
           2004 ...................     0.00%        1,414     6.739478           9,530       0.00%      -0.79%
           2003 ...................     0.00%          271     5.256150           1,424       0.00%       4.94%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ...................     0.00%       28,432     5.338981         151,798       0.00%       6.48%
           2003 ...................     0.00%       25,769     4.380581         112,883       0.00%      22.43%
           2002 ...................     0.00%       18,205     4.332856          78,880       0.00%      -0.24%
           2001 ...................     0.00%       18,505     7.028654         130,065       0.00%     -13.77%
           2000 ...................     0.00%       11,711    10.117813         118,490       0.00%       1.18% 5/1/00

        Gartmore GVIT Money Market Fund - Class I
           2004 ...................     0.00%      395,978    13.471293       5,334,336       0.24%       0.25%
           2003 ...................     0.00%      522,247    13.404162       7,000,283       0.37%       0.37%
           2002 ...................     0.00%      824,238    13.276178      10,942,730       0.62%       0.01%
           2001 ...................     0.00%      735,937    13.030757       9,589,816       2.26%       2.32%
           2000 ...................     0.00%      700,085    12.350501       8,646,400       2.80%       2.82%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ...................     0.00%      307,456    17.383767       5,344,743       0.51%       2.18%
           2003 ...................     0.00%      325,043    14.980767       4,869,393       0.38%      12.28%
           2002 ...................     0.00%      366,071    15.180371       5,557,094       0.31%      -0.06%
           2001 ...................     0.00%      374,783    16.863350       6,320,097       0.37%      -7.89%
           2000 ...................     0.00%      385,864    19.333470       7,460,090       0.26%       3.36%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2004 ...................     0.00%          292    11.055726           3,228       0.00%       4.32%
           2003 ...................     0.00%          810     9.045593           7,327       0.21%       7.02%
           2002 ...................     0.00%        1,969     9.715302          19,129       0.00%      -0.03% 5/1/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ...................     0.00%       30,356   $ 6.709299   $      203,667      0.00%        3.47%
           2003 ...................     0.00%       22,012     5.594416          123,144      0.00%       15.84%
           2002 ...................     0.00%       16,995     5.829385           99,070      0.00%       -0.19%
           2001 ...................     0.00%       13,913     7.709185          107,258      0.00%       -5.05%
           2000 ...................     0.00%        3,672    10.186918           37,406      0.00%        1.87% 5/1/00

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ...................     0.00%      134,464    18.901498        2,541,571      0.00%        5.45%
           2003 ...................     0.00%      146,025    13.629546        1,990,254      0.00%       19.27%
           2002 ...................     0.00%      159,343    13.751897        2,191,269      0.00%       -0.12%
           2001 ...................     0.00%      120,684    16.026367        1,934,126      0.00%       31.03%
           2000 ...................     0.00%       91,907    12.209617        1,122,149      0.00%       11.01%

        Gartmore GVIT Small Company Fund - Class I
           2004 ...................     0.00%      148,572    22.728702        3,376,849      0.00%        6.81%
           2003 ...................     0.00%      157,094    17.381922        2,730,596      0.00%       15.18%
           2002 ...................     0.00%      174,945    17.460266        3,054,586      0.00%       -0.04%
           2001 ...................     0.00%      216,157    19.301282        4,172,107      0.10%       -1.35%
           2000 ...................     0.00%      242,770    19.335974        4,694,194      0.03%        7.62%

        Gartmore GVIT Turner Growth Focus Fund - Class I
           2003 ...................     0.00%       43,229     2.699253          116,686      0.00%       22.12%
           2002 ...................     0.00%        2,235     2.507967            5,605      0.00%       -0.35%
           2001 ...................     0.00%        8,432     4.622739           38,979      0.00%      -27.14%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ...................     0.00%        4,048    12.822068           51,904      0.00%        2.45%
           2003 ...................     0.00%        1,623    10.457006           16,972      0.00%       27.12%

        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ...................     0.00%       10,142    13.072486          132,581      2.10%       -0.52%
           2003 ...................     0.00%       19,227    12.623984          242,721      2.87%        7.71%
           2002 ...................     0.00%       10,998    11.157538          122,711      3.26%        0.02%
           2001 ...................     0.00%        8,373    10.572779           88,526      3.93%        0.76%
           2000 ...................     0.00%        7,461    10.178281           75,940      4.25%        1.78% 5/1/00

        Janus AS - Balanced Portfolio - Service Shares
           2004 ...................     0.00%          676    11.227955            7,590      0.99%        1.79%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ...................     0.00%       57,652     6.632505          382,377      0.00%        5.80%
           2003 ...................     0.00%       55,955     5.663510          316,902      0.16%        8.62%
           2002 ...................     0.00%       54,396     5.764512          313,566      0.19%       -0.07%
           2001 ...................     0.00%       50,763     6.854604          347,960      0.66%      -13.60%
           2000 ...................     0.00%       23,552     9.321768          219,546      0.12%       -6.78% 5/1/00

        Janus AS - Global Technology Portfolio - Service Shares
           2004 ...................     0.00%       58,406     3.645234          212,904      0.00%       -0.85%
           2003 ...................     0.00%       69,946     2.968259          207,618      0.00%       18.26%
           2002 ...................     0.00%       57,324     2.989090          171,347      0.00%       -0.30%
           2001 ...................     0.00%       52,094     5.020002          261,512      0.52%      -25.95%
           2000 ...................     0.00%       21,370    10.102880          215,899      0.00%        1.03% 5/1/00

        Janus AS - International Growth Portfolio - Service Shares
           2004 ...................     0.00%       38,252     6.034578          230,835      0.45%       -0.77%
           2003 ...................     0.00%       44,061     4.806847          211,794      0.88%        6.34%
           2002 ...................     0.00%       42,357     5.348305          226,538      0.29%       -0.12%
           2001 ...................     0.00%       29,028     6.716810          194,976      0.51%      -15.53%
           2000 ...................     0.00%       13,731     9.744920          133,807      0.00%       -2.55% 5/1/00

        MFS VIT - Investors Growth Stock Series - Initial Class
           2004 ...................     0.00%        1,118    11.890808           13,294      0.00%        2.53%

        MFS VIT - Value Series - Initial Class
           2004 ...................     0.00%        1,264    12.800622           16,180      0.59%        3.50%

        Neuberger Berman AMT - Growth Portfolio
           2004 ...................     0.00%       83,250    13.232411        1,101,598      0.00%        7.49%
           2003 ...................     0.00%       99,474    10.715891        1,065,953      0.00%       14.38%
           2002 ...................     0.00%      144,864    10.928551        1,583,154      0.00%       -0.20%
           2001 ...................     0.00%      190,439    15.878888        3,023,960      0.00%      -18.75%
           2000 ...................     0.00%      172,782    25.276267        4,367,284      0.00%       14.26%

       NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ...................     0.00%       30,308   $10.827495   $      328,160      0.00%        4.22%
           2003 ...................     0.00%       39,869     8.990099          358,426      0.00%       14.02%
           2002 ...................     0.00%       44,419     9.520671          422,899      0.68%       -0.11%
           2001 ...................     0.00%       36,105    11.056776          399,205      0.42%        1.59%
           2000 ...................     0.00%       26,365    11.164108          294,342      0.55%        3.73%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2004 ...................     0.00%       59,304    14.847856          880,537      0.00%        0.00%
           2003 ...................     0.00%       72,879    14.775642        1,076,834      0.00%        1.93%
           2002 ...................     0.00%       64,149    14.045458          901,002      4.89%        0.02%
           2001 ...................     0.00%       54,873    13.240737          726,559      6.18%        4.66%
           2000 ...................     0.00%       58,782    12.075395          709,816      6.79%        1.93%

        Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
           2004 ...................     0.00%        2,906    13.233875           38,458      0.00%        7.40%
           2003 ...................     0.00%        2,312    10.806451           24,985      0.00%        8.06% 5/1/03

        Neuberger Berman AMT - Partners Portfolio
           2004 ...................     0.00%      209,312    17.810901        3,728,035      0.00%        5.39%
           2003 ...................     0.00%      215,722    14.727194        3,176,980      0.00%       17.72%
           2002 ...................     0.00%      216,835    14.869856        3,224,305      0.48%       -0.10%
           2001 ...................     0.00%      212,506    16.863278        3,583,548      0.37%       -0.64%
           2000 ...................     0.00%      222,492    16.761738        3,729,353      0.76%       -0.54%

        Neuberger Berman AMT - Socially Responsive Portfolio
           2004 ...................     0.00%          280    12.615222            3,532      0.00%        1.94%

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ...................     0.00%       38,652     5.368596          207,507      0.00%       10.08%
           2003 ...................     0.00%       11,638     4.416042           51,394      0.00%       13.72%
           2002 ...................     0.00%       13,342     4.450581           59,380      0.60%       -0.17%
           2001 ...................     0.00%       37,932     5.711965          216,666      0.78%      -27.00%
           2000 ...................     0.00%       14,777    10.684355          157,883      0.00%        6.84% 5/1/00

        Oppenheimer VA Bond Fund - Initial Class
           2004 ...................     0.00%      106,050    16.395576        1,738,751      4.71%        0.63%
           2003 ...................     0.00%      125,604    16.050294        2,015,981      5.49%        5.19%
           2002 ...................     0.00%      126,046    14.320237        1,805,009      7.33%        0.02%
           2001 ...................     0.00%      112,418    13.676394        1,537,473      7.21%        5.38%
           2000 ...................     0.00%      114,550    12.470236        1,428,466      7.84%        1.95%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ...................     0.00%       88,054    15.759321        1,387,671      0.32%        2.37%
           2003 ...................     0.00%      101,517    13.211953        1,341,238      0.41%       12.38%
           2002 ...................     0.00%       96,612    12.989022        1,254,895      0.57%       -0.19%
           2001 ...................     0.00%      121,307    17.488940        2,121,531      0.60%       -4.88%
           2000 ...................     0.00%      104,751    20.164467        2,112,248      0.12%        9.42%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ...................     0.00%      103,218    25.513826        2,633,486      1.25%        3.33%
           2003 ...................     0.00%      105,893    19.285921        2,042,244      0.85%       11.71%
           2002 ...................     0.00%      113,124    20.580050        2,328,098      0.50%       -0.07%
           2001 ...................     0.00%      113,027    23.093523        2,610,192      0.70%       -8.38%
           2000 ...................     0.00%      115,342    26.551339        3,062,485      0.25%       10.70%

        Oppenheimer VA High Income Fund - Initial Class
           2004 ...................     0.00%       11,550    11.367509          131,295      5.16%        1.66%
           2003 ...................     0.00%        5,867    10.350649           60,727      0.00%        3.51% 5/1/03

        Oppenheimer VA Main(R) Street Fund - Initial Class
           2004 ...................     0.00%       37,514     8.586305          322,107      0.85%        2.58%
           2003 ...................     0.00%       32,688     7.289296          238,273      1.03%       10.35%
           2002 ...................     0.00%       23,831     7.562794          180,229      0.64%       -0.07%
           2001 ...................     0.00%       24,522     8.515881          208,826      0.45%       -5.95%
           2000 ...................     0.00%        6,639     9.944637           66,022      0.00        -0.55% 5/1/00

        Oppenheimer VA Main(R) Street Small Cap Fund - Initial Class
           2004 ...................     0.00%        1,874    14.623321           27,404      0.00%        5.43%

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer VA Multiple Strategies Fund - Initial Class
           2004 ...................     0.00%     77,474   $18.872187     $1,462,104        1.01%        1.34%
           2003 ...................     0.00%     80,799    16.598326      1,341,128        3.02%       11.38%
           2002 ...................     0.00%     85,766    15.468895      1,326,705        3.38%       -0.07%
           2001 ...................     0.00%     81,606    17.140288      1,398,750        3.76%        5.34%
           2000 ...................     0.00%     81,287    16.311041      1,325,876        4.44%        6.69%

        Putnam VT - Discovery Growth Fund - IB Shares
           2004 ...................     0.00%      2,002    12.038467         24,101        0.26%        1.56%

        Putnam VT - Growth & Income Fund - IB Shares
           2004 ...................   0.00%        1,664    12.883261         21,438        2.02%        3.69%

        Strong Opportunity Fund II, Inc.
           2004 ...................     0.00%     90,356    23.166888      2,093,267        0.00%        8.79%
           2003 ...................     0.00%     92,881    18.052697      1,676,753        0.00%       16.15%
           2002 ...................     0.00%    106,006    18.017088      1,909,919        0.00%       -0.15%
           2001 ...................     0.00%     99,399    22.064106      2,193,150        0.22%        0.04%
           2000 ...................     0.00%     98,876    21.534013      2,129,197        0.00%        4.08%

        Strong VIF - Strong Discovery Fund II
           2004 ...................     0.00%     17,358    17.457503        303,027        0.00%        5.53%
           2003 ...................     0.00%     19,284    13.419800        258,787        0.00%       13.11%
           2002 ...................     0.00%     20,216    12.870986        260,200        0.00%       -0.05%
           2001 ...................     0.00%     28,539    14.216886        405,736        0.68%        9.73%
           2000 ...................     0.00%     21,902    13.872055        303,826        0.00%       11.78%

        Strong VIF - Strong International Stock Fund II
           2002 ...................     0.00%     54,087     6.865525        371,336        3.62%       -0.06%
           2001 ...................     0.00%     52,188     8.063633        420,825        0.00%      -13.98%
           2000 ...................     0.00%     61,659    13.653266        841,847        0.00%      -11.91%

        Van Eck WIT - Worldwide Bond Fund
           2004 ...................     0.00%     15,460    15.231797        235,484        8.46%       -2.07%
           2003 ...................     0.00%     40,987    14.525018        595,337        1.62%       10.35%
           2002 ...................     0.00%     14,821    11.876210        176,017        0.00%        0.10%
           2001 ...................     0.00%     15,128    10.566846        159,855        4.49%       -7.31%
           2000 ...................     0.00%     15,835    11.169513        176,869        4.81%       -0.20%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ...................     0.00%     79,758     9.812175        782,599        0.57%       -2.33%
           2003 ...................     0.00%     95,264     7.193852        685,315        0.13%       10.41%
           2002 ...................     0.00%    105,895     7.168258        759,083        0.15%        0.07%
           2001 ...................     0.00%     96,271     6.784682        653,168        0.00%       -0.72%
           2000 ...................     0.00%     93,401    10.296557        961,709        0.00%      -12.41%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ...................     0.00%     42,710    11.952995        510,512        0.41%        3.12%
           2003 ...................     0.00%     49,294     8.537476        420,846        0.52%        6.64%
           2002 ...................     0.00%     43,441     9.008769        391,350        0.63%        0.09%
           2001 ...................     0.00%     34,310     8.887024        304,914        1.07%       -3.41%
           2000 ...................     0.00%     35,691     8.583053        306,338        1.10%        3.92%

        Van Kampen UIF - Core Plus Fixed Income Portfolio -  Class A
           2004 ...................   0.00%          342    10.313578          3,527        0.00%        0.78%

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ...................     0.00%     40,204    15.161807        609,565        0.00%       -3.21%
           2003 ...................     0.00%     43,304    14.399383        623,551        0.00%       17.54%
           2002 ...................     0.00%     33,930    11.232525        381,120        0.00%        0.00%
           2001 ...................     0.00%     41,317    10.673931        441,015        0.00%        4.78%
           2000 ...................     0.00%     24,985     9.741623        243,394        0.00%        6.51%

        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ...................     0.00%     52,962    29.177568      1,545,302        0.00%        7.19%
           2003 ...................     0.00%     50,855    22.573299      1,147,965        0.00%       14.03%
           2002 ...................     0.00%     66,125    22.033448      1,456,962        0.00%        0.10%
           2001 ...................     0.00%     60,142    19.632270      1,180,724        0.00%        8.08%
           2000 ...................     0.00%     49,904    16.209760        808,932        4.52%       14.28% 9/21/00

Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)
        AIM VIF - Basic Value Fund - Series I Shares
           2004 ...................     0.50%      7,930    13.674478        108,439        0.00%        4.99%

        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
        AIM VIF - Capital Development Fund - Series I Shares
           2004 ...................     0.50%      2,350   $13.635836     $   32,044        0.00%        5.17%

        Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
           2004 ...................     0.50%      6,830    12.762433         87,167        1.12%        2.92%

        Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A
           2004 ...................     0.50%      5,710    14.721693         84,061        0.20%        7.06%

        American Century VP - Balanced Fund - Class I
           2004 ...................     0.50%     20,684    21.447960        443,630        1.66%        2.59%
           2003 ...................     0.50%      4,989    19.249601         96,036        2.66%        9.44%
           2002 ...................     0.50%      1,027    18.301887         18,796        2.59%       -0.06%

        American Century VP - Capital Appreciation Fund - Class I
           2004 ...................     0.50%     35,396    27.546373        975,031        0.00%        2.83%
           2003 ...................     0.50%     22,718    23.724153        538,965        0.00%        6.17%
           2002 ...................     0.50%      8,276    25.549711        211,449        0.00%       -0.10%
           2001 ...................     0.50%      7,395    34.059179        251,868        0.00%      -14.47%
           2000 ...................     0.50%      6,415    42.980416        275,719        0.00%       17.10%

        American Century VP - Income & Growth Fund - Class I
           2004 ...................     0.50%     18,140    11.191338        203,011        1.43%        4.55%
           2003 ...................     0.50%     10,220     9.293802         94,983        1.39%       11.75%
           2002 ...................     0.50%      8,020     9.275118         74,386        1.01%       -0.11%

        American Century VP - Inflation Protection Fund - Class II
           2004 ...................     0.50%      9,778    10.348394        101,187        1.92%        0.57%

        American Century VP - International Fund - Class I
           2004 ...................     0.50%     29,304    15.667966        459,134        0.55%        2.00%
           2003 ...................     0.50%     22,213    12.979947        288,324        0.78%        4.69%
           2002 ...................     0.50%      3,864    14.911074         57,616        0.74%       -0.05%
           2000 ...................     0.50%      4,913    25.154705        123,585        0.12%       -6.25%

        American Century VP - Ultra(R) Fund - Class I
           2004 ...................     0.50%     45,014    10.429423        469,470        0.00%        4.75%
           2003 ...................     0.50%        950     8.915975          8,470        0.00%       11.29%

        American Century VP - Value Fund - Class I
           2004 ...................     0.50%     59,236    20.315954      1,203,436        1.01%        5.97%
           2003 ...................     0.50%     14,744    16.308702        240,456        1.14%        9.15%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ...................     0.50%      7,112    11.644452         82,815        0.00%        7.46%
           2003 ...................     0.50%      1,736     8.725374         15,147        0.00%       18.30%
           2002 ...................     0.50%      1,219     9.647487         11,760        0.00%       -0.14%
           2000 ...................     0.50%      4,755    20.585314         97,883        0.00%        4.72%

        Credit Suisse Trust - International Focus Portfolio
           2004 ...................     0.50%     25,880    10.922129        282,665        0.00%        0.77%
           2003 ...................     0.50%     16,491     8.885803        146,536        0.00%        8.56%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2004 ...................     0.50%     59,262    18.614192      1,103,114        0.00%        7.20%
           2003 ...................     0.50%     14,876    13.926520        207,171        0.00%       18.54%
           2002 ...................     0.50%      3,052    13.908030         42,447        0.00%       -0.22%

        Dreyfus GVIT International Value Fund - Class I
           2004 ...................     0.50%      8,246    14.911278        122,958        2.35%        7.30%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ...................     0.50%     24,564    11.474923        281,870        0.00%        9.42%
           2003 ...................     0.50%      4,785     8.594614         41,125        0.00%       12.35%

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ...................     0.50%     16,388    22.615082        370,616        0.01%        2.48%
           2003 ...................     0.50%      3,997    19.360643         77,384        0.01%       10.00%
           2000 ...................     0.50%      1,694    37.342400         63,258        0.02%        2.30%

        Dreyfus Stock Index Fund, Inc.- Initial Shares
           2004 ...................     0.50%    274,916    26.927250      7,402,732        0.67%        3.08%
           2003 ...................     0.50%     35,270    22.777109        803,349        0.75%       11.36%
           2002 ...................     0.50%      1,451    22.893261         33,218        0.61%       -0.14%
           2001 ...................     0.50%      1,124    28.159457         31,651        0.51%       -7.07%
           2000 ...................     0.50%      6,380    33.299785        212,453        0.46%       -0.80%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ...................     0.50%       28,884   $13.279959     $  383,578        0.03%        1.66%
           2003 ...................     0.50%       13,415    11.726680        157,313        0.02%        8.23%
           2002 ...................     0.50%        5,901    11.909342         70,277        0.01%       -0.09%

        Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2004 ...................     0.50%        4,204    13.402345         56,343        0.00%        4.23%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2004 ...................     0.50%        5,726    12.532303         71,760        0.41%        0.47%
           2003 ...................     0.50%        3,531    10.940217         38,630        0.41%       10.45%

        Federated IS - American Leaders Fund II - Primary Shares
           2004 ...................     0.50%          218    12.879244          2,808        1.12%        2.57%

        Federated IS - Capital Appreciation Fund II - Primary Shares
           2004 ...................     0.50%        1,232    12.184847         15,012        0.41%        1.43%

        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ...................     0.50%       15,198    11.159824        169,607        4.45%       -0.27%

        Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2004 ...................     0.50%      127,988    50.200287      6,425,034        1.54%        3.23%
           2003 ...................     0.50%       44,524    41.412842      1,843,865        1.92%       10.43%
           2002 ...................     0.50%        4,187    42.482122        177,873        1.60%       -0.06%
           2001 ...................     0.50%        3,210    47.433835        152,263        1.66%       -1.15%
           2000 ...................     0.50%        5,011    43.184959        216,400        1.72%       -2.91%

        Fidelity(R) VIP - Growth Portfolio - Initial Class
           2004 ...................     0.50%      155,426    53.854912      8,370,454        0.26%        1.22%
           2003 ...................     0.50%       58,389    45.554879      2,659,904        0.29%       13.18%
           2002 ...................     0.50%        6,779    46.619621        316,034        0.23%       -0.19%
           2001 ...................     0.50%        3,378    63.668369        215,072        0.08%       -9.86%
           2000 ...................     0.50%        4,311    83.609959        360,443        0.11%        4.85%

        Fidelity(R) VIP - High Income Portfolio - Initial Class
           2004 ...................     0.50%       90,364    25.910078      2,341,338        8.98%        0.42%
           2003 ...................     0.50%       18,741    23.820063        446,412        6.15%       16.90%
           2002 ...................     0.50%        2,111    18.877641         39,851       10.31%       -0.05%
           2001 ...................     0.50%        1,791    20.868381         37,375       12.28%       -7.42%
           2000 ...................     0.50%        1,958    27.734873         54,305        6.88%       -5.08%

        Fidelity(R) VIP - Overseas Portfolio - Initial Class
           2004 ...................     0.50%       98,430    24.862395      2,447,206        1.13%        0.74%
           2003 ...................     0.50%       25,530    19.045013        486,219        0.93%       10.08%
           2002 ...................     0.50%        3,145    21.215531         66,723        0.73%       -0.03%
           2001 ...................     0.50%        2,285    24.560357         56,120        5.04%      -11.67%
           2000 ...................     0.50%        2,412    32.714959         78,908        1.39%       -5.30%

        Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
           2004 ...................     0.50%      140,546    30.470887      4,282,561        2.70%        1.03%
           2003 ...................     0.50%       23,783    28.229717        671,387        3.69%        9.87%
           2002 ...................     0.50%        1,806    25.860364         46,704        3.81%       -0.09%
           2001 ...................     0.50%        1,174    28.520109         33,483        4.17%       -3.80%
           2000 ...................     0.50%        1,181    30.723922         36,285        3.17%       -0.93%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
           2004 ...................     0.50%      148,322    25.971415      3,852,132        0.34%        6.06%
           2003 ...................     0.50%       20,202    20.940643        423,043        0.50%        9.31%
           2002 ...................     0.50%          311    21.020812          6,537        0.79%       -0.01%

        Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
           2004 ...................     0.50%       15,886    10.162885        161,448        2.45%       -0.20%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
           2004 ...................     0.50%       33,378    10.058038        335,717        0.53%        1.20%
           2003 ...................     0.50%       13,333     8.667677        115,566        0.82%       12.70%
           2002 ...................     0.50%        2,644     8.559903         22,632        0.99%       -0.13%
           2001 ...................     0.50%        1,213    10.570275         12,822        0.37%       -8.99%
           2000 ...................     0.50%        1,352    13.527261         18,289        1.18%       -3.89%

        Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
           2004 ...................     0.50%        8,044    14.863569        119,563        0.00%        5.88%

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ...................     0.50%       14,570    12.374889        180,302        0.00%        5.31%

        Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
           2004 ...................     0.50%       18,612    12.806285        238,351        0.85%        4.41%

        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
           2004 ...................     0.50%       10,000   $14.503584     $  145,036        0.41%        8.94%

        Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
           2004 ...................     0.50%        7,172    13.760650         98,691        1.47%        4.05%

        Gartmore GVIT Comstock Value Fund - Class I
           2004 ...................     0.50%        3,384    13.208504         44,698        0.70%        4.58%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ...................     0.50%       54,614    12.258725        669,498        0.24%        5.47%
           2003 ...................     0.50%       11,871     9.688288        115,010        0.23%       11.68%
           2002 ...................     0.50%        4,940     9.888073         48,847        0.14%       -0.04%

        Gartmore GVIT Emerging Markets Fund - Class I
           2004 ...................     0.50%       14,638    11.216152        164,182        0.06%       -1.50%

        Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ...................     0.50%        2,898    11.249474         32,601        4.04%        1.51%

        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ...................     0.50%        2,094    12.691971         26,577        0.65%        4.43%
           2003 ...................     0.50%          637     9.786402          6,234        0.00%       13.33%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ...................     0.50%       16,682    11.970590        199,693        0.00%        5.88%
           2003 ...................     0.50%        1,555    10.478483         16,294        0.00%       26.06%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2004                         0.50%       26,456     3.028915         80,133        0.00%        0.56%
           2003                         0.50%        3,610     2.449919          8,844        0.00%       25.63%

        Gartmore GVIT Global Utilities Fund - Class I
           2004                         0.50%          502    11.232797          5,639        0.53%        5.15%

        Gartmore GVIT Government Bond Fund - Class I
           2004 ...................     0.50%       20,634    30.269807        624,587        3.46%       -0.33%
           2003 ...................     0.50%       12,441    30.783735        382,980        1.94%        2.87%
           2002 ...................     0.50%        1,238    28.161889         34,864        2.27%        0.04%
           2001 ...................     0.50%        1,295    25.944499         33,598        2.49%        2.18%
           2000 ...................     0.50%        1,508    23.531059         35,485        2.82%        3.77%

        Gartmore GVIT Growth Fund - Class I
           2004 ...................     0.50%       23,706    16.373246        388,144        0.06%        2.41%
           2003 ...................     0.50%        6,943    13.890133         96,439        0.00%       14.75%
           2000 ...................     0.50%           56    32.817208          1,838        0.16%        0.51%

        Gartmore GVIT ID Aggressive Fund
           2004 ...................     0.50%       26,440    11.285357        298,385        0.45%        3.71%

        Gartmore GVIT ID Conservative Fund
           2004 ...................     0.50%        1,626    10.816602         17,588        1.09%        0.71%

        Gartmore GVIT ID Moderate Fund
           2004 ...................     0.50%       46,322    11.107502        514,522        0.78%        2.21%

        Gartmore GVIT ID Moderately Conservative Fund
           2004 ...................     0.50%           60    11.001467            660        1.06%        1.32%

        Gartmore GVIT International Growth Fund - Class I
           2004 ...................     0.50%        2,218     6.614359         14,671        0.00%       -1.04%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ...................     0.50%       75,552     5.228827        395,048        0.00%        6.22%
           2003 ...................     0.50%       32,366     4.311709        139,553        0.00%       22.13%

        Gartmore GVIT Money Market Fund - Class I
           2004 ...................     0.50%      111,846    18.569078      2,076,877        0.24%        0.00%
           2003 ...................     0.50%       56,083    18.569517      1,041,434        0.37%        0.12%
           2002 ...................     0.50%        7,097    18.485144        131,189        0.62%        0.00%
           2001 ...................     0.50%       10,640    18.234356        194,014        2.26%        2.06%
           2000 ...................     0.50%       14,924    17.368940        259,214        2.80%        2.56%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ...................     0.50%       37,050    38.879078      1,440,470        0.51%        1.92%
           2003 ...................     0.50%        7,459    33.672722        251,165        0.38%       12.00%
           2002 ...................     0.50%        1,159    34.293466         39,746        0.31%       -0.06%
           2001 ...................     0.50%        1,164    38.286155         44,565        0.37%       -8.12%
           2000 ...................     0.50%        1,312    44.113476         57,877        0.26%        3.10%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2004 ...................     0.50%          724    10.936669          7,918        0.00%        4.06%

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ...................     0.50%       25,192   $ 6.570890     $  165,534        0.00%        3.21%
           2003 ...................     0.50%        2,943     5.506478         16,206        0.00%       15.55%

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ...................     0.50%       62,584    18.327570      1,147,013        0.00%        5.19%
           2003 ...................     0.50%       15,934    13.281917        211,634        0.00%       18.97%
           2002 ...................     0.50%        1,777    13.468753         23,934        0.00%       -0.13%
           2001 ...................     0.50%       19,957    15.775047        314,823        0.00%       30.71%
           2000 ...................     0.50%        2,015    12.078102         24,337        0.00%       10.73%

        Gartmore GVIT Small Company Fund - Class I
           2004 ...................     0.50%       68,078    28.740099      1,956,568        0.00%        6.55%
           2003 ...................     0.50%       24,146    22.089319        533,369        0.00%       14.90%
           2002 ...................     0.50%        1,750    22.300778         39,026        0.00%       -0.05%
           2001 ...................     0.50%          750    24.775621         18,582        0.10%       -1.59%
           2000 ...................     0.50%          836    24.944101         20,853        0.03%        7.36%

        Gartmore GVIT Turner Growth Focus Fund - Class I
           2003 ...................     0.50%       18,106     2.662368         48,205        0.00%       21.81%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ...................     0.50%       15,832    12.684035        200,814        0.00%        2.20%

        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ...................     0.50%        4,780    12.803198         61,199        2.10%       -0.76%
           2003 ...................     0.50%        2,379    12.425992         29,561        2.87%        7.44%
           2000 ...................     0.50%          352    10.169951          3,580        4.25%        1.70% 5/1/00

        Janus AS - Balanced Portfolio - Service Shares
           2004 ...................     0.50%          556    11.162726          6,206        0.99%        1.54%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ...................     0.50%       21,020     6.495734        136,540        0.00%        5.54%
           2003 ...................     0.50%       15,480     5.574534         86,294        0.16%        8.36%

        Janus AS - Global Technology Portfolio - Service Shares
           2004 ...................     0.50%       14,266     3.569988         50,929        0.00%       -1.10%
           2003 ...................     0.50%        7,370     2.921563         21,532        0.00%       17.96%

        Janus AS - International Growth Portfolio - Service Shares
           2004 ...................     0.50%        7,858     5.910121         46,442        0.45%       -1.02%
           2003 ...................     0.50%       21,429     4.731322        101,387        0.88%        6.07%

        Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
           2004 ...................     0.50%          256    13.102679          3,354        1.28%        6.86%

        MFS VIT - Investors Growth Stock Series - Initial Class
           2004 ...................     0.50%        2,028    11.821776         23,975        0.00%        2.27%

        Neuberger Berman AMT - Balanced Portfolio
           2004 ...................     0.50%          406    10.084450          4,094        0.00%        3.66%

        Neuberger Berman AMT - Growth Portfolio
           2004 ...................     0.50%       38,076    31.902306      1,214,712        0.00%        7.22%
           2003 ...................     0.50%       13,628    25.964665        353,846        0.00%       14.09%
           2002 ...................     0.50%        3,207    26.613541         85,350        0.00%       -0.20%
           2001 ...................     0.50%        3,141    38.862698        122,068        0.00%      -18.96%
           2000 ...................     0.50%        3,943    62.172211        245,145        0.00%       13.97%

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ...................     0.50%       18,924    10.498750        198,678        0.00%        3.96%
           2003 ...................     0.50%       10,485     8.760855         91,858        0.00%       13.74%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2004 ...................     0.50%       27,674    22.312128        617,466        0.00%       -0.25%
           2003 ...................     0.50%        8,361    22.315058        186,576        0.00%        1.67%
           2002 ...................     0.50%        2,488    21.319161         53,042        4.89%        0.02%
           2001 ...................     0.50%        6,022    20.198124        121,633        6.18%        4.40%
           2000 ...................     0.50%        6,133    18.512380        113,536        6.79%        1.67%

        Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
           2004 ...................     0.50%        7,988    13.157053        105,099        0.00%        7.13%

        Neuberger Berman AMT - Partners Portfolio
           2004 ...................     0.50%       44,732    25.880394      1,157,682        0.00%        5.13%
           2003 ...................     0.50%        8,372    21.506858        180,055        0.00%       17.43%

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ...................     0.50%       52,184     5.257870        274,377        0.00%        9.81%
           2003 ...................     0.50%        4,539     4.346636         19,729        0.00%       13.44%


        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Oppenheimer VA Bond Fund - Initial Class
           2004 ...................     0.50%       48,864   $25.094111     $1,226,199        4.71%        0.38%
           2003 ...................     0.50%        7,374    24.688973        182,056        5.49%        4.93%
           2002 ...................     0.50%          209    22.138719          4,627        7.33%        0.02%
           2001 ...................     0.50%           47    21.249016            999        7.21%        5.12%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ...................     0.50%       80,828    15.174779      1,226,547        0.32%        2.11%
           2003 ...................     0.50%       18,164    12.785669        232,239        0.41%       12.10%
           2002 ...................     0.50%        1,529    12.633325         19,316        0.57%       -0.19%
           2001 ...................     0.50%        8,520    17.095272        145,652        0.60%       -5.12%
           2000 ...................     0.50%        5,374    19.809088        106,454        0.12%        9.15%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ...................     0.50%       73,722    30.283228      2,232,540        1.25%        3.08%
           2003 ...................     0.50%       14,961    23.005849        344,191        0.85%       11.44%
           2000 ...................     0.50%        2,125    32.151658         68,322        0.25%       10.43%

        Oppenheimer VA High Income Fund - Initial Class
           2004 ...................     0.50%       14,082    11.301466        159,147        5.16%        1.41%

        Oppenheimer VA Main(R) Street Fund - Initial Class
           2004 ...................     0.50%       25,914     8.409327        217,919        0.85%        2.32%
           2003 ...................     0.50%        8,831     7.174840         63,361        1.03%       10.08%
           2002 ...................     0.50%        2,503     7.481589         18,726        0.64%       -0.07%

        Oppenheimer VA Main(R) Street Small Cap Fund - Initial Class
           2004 ...................     0.50%        2,940    14.538497         42,743        0.00%        5.17%

        Oppenheimer VA Multiple Strategies Fund - Initial Class
           2004 ...................     0.50%       32,070    31.512115      1,010,594        1.01%        1.09%
           2003 ...................     0.50%       11,466    27.854333        319,378        3.02%       11.10%

        Putnam VT - Discovery Growth Fund - IB Shares
           2004 ...................     0.50%          744    11.968585          8,905        0.26%        1.31%

        Putnam VT - International Equity Fund - IB Shares
           2004 ...................     0.50%          972    12.875450         12,515        1.64%        0.94%

        Strong Opportunity Fund II, Inc.
           2004 ...................     0.50%       73,896    44.168755      3,263,894        0.00%        8.52%
           2003 ...................     0.50%       20,648    34.590844        714,232        0.00%       15.86%
           2002 ...................     0.50%        1,462    34.696726         50,727        0.00%       -0.15%
           2001 ...................     0.50%        3,843    42.703183        164,108        0.22%       -0.21%
           2000 ...................     0.50%          449    41.885259         18,806        0.00%        3.82%

        Strong VIF - Strong Discovery Fund II
           2004 ...................     0.50%       34,186    27.750167        948,667        0.00%        5.27%
           2003 ...................     0.50%        9,363    21.438827        200,732        0.00%       12.83%

        Van Eck WIT - Worldwide Bond Fund
           2004 ...................     0.50%       25,264    20.373043        514,705        8.46%       -2.31%
           2003 ...................     0.50%       10,142    19.525217        198,025        1.62%       10.08%
           2002 ...................     0.50%        1,069    16.044956         17,152        0.00%        0.10%
           2001 ...................     0.50%        1,088    14.347291         15,610        4.49%       -7.54%
           2000 ...................     0.50%        1,213    15.241310         18,488        4.81%       -0.44%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ...................     0.50%       63,752     9.398172        599,152        0.57%       -2.58%
           2003 ...................     0.50%       15,793     6.924864        109,364        0.13%       10.13%
           2002 ...................     0.50%       23,305     6.935060        161,622        0.15%        0.07%
           2000 ...................     0.50%        6,248    10.061576         62,865        0.00%      -12.63%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ...................     0.50%       35,066    17.097706        599,548        0.41%        2.86%
           2003 ...................     0.50%        7,896    12.273309         96,910        0.52%        6.37%
           2002 ...................     0.50%        7,012    13.016136         91,269        0.63%        0.09%
           2001 ...................     0.50%            4    12.904508             52        1.07%       -3.65%
           2000 ...................     0.50%            5    12.525276             63        1.10%        3.67%

        Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
           2004 ...................     0.50%        2,960    10.253632         30,351        0.00%        0.53%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ...................     0.50%       19,452   $14.599417     $   283,988       0.00%       -3.45%
           2003 ...................     0.50%       12,685    13.934870         176,764       0.00%       17.25%
           2002 ...................     0.50%        1,225    10.924930          13,383       0.00%        0.00%
           2001 ...................     0.50%        1,247    10.433533          13,011       0.00%        4.51%
           2000 ...................     0.50%        1,389     9.569746          13,292       0.00%        6.25%

        Van Kampen UIF - U.S.Real Estate Portfolio - Class A
           2004 ...................     0.50%       49,508    30.687830       1,519,293       0.00%        6.92%
           2003 ...................     0.50%        9,878    23.860787         235,697       0.00%       13.75%
           2002 ...................     0.50%        3,911    23.407544          91,547       0.00%        0.10%
           2001 ...................     0.50%        3,060    20.960920          64,140       0.00%        7.81%

     Multiple Payment contracts and Flexible Premium contracts
        AIM VIF - Basic Value Fund - Series I Shares
           2004 ...................     0.80%       35,112    13.626789         478,464       0.00%        4.84%
           2003 ...................     0.80%          417    11.051655           4,609       0.00%       10.52% 5/1/03

        AIM VIF - Capital Appreciation Fund - Series I Shares
           2004 ...................     0.80%        7,632    12.532691          95,649       0.00%        1.66%
           2003 ...................     0.80%        2,881    10.644133          30,666       0.00%        6.44% 5/1/03

        AIM VIF - Capital Development Fund - Series I Shares
           2004 ...................     0.80%        7,524    13.588292         102,238       0.00%        5.01%

        Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
           2004 ...................     0.80%       46,126    12.717936         586,628       1.12%        2.77%
           2003 ...................     0.80%          221    10.818107           2,391       1.46%        8.18% 5/1/03

        Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A
           2004 ...................     0.80%       20,046    14.670376         294,082       0.20%        6.90%
           2003 ...................     0.80%          248    10.861075           2,694       3.02%        8.61% 5/1/03

        American Century VP - Balanced Fund - Class I
           2004 ...................     0.80%      173,610    21.231444       3,685,991       1.66%        2.43%
           2003 ...................     0.80%      201,016    19.112583       3,841,935       2.66%        9.28%
           2002 ...................     0.80%      200,648    18.226523       3,657,115       2.59%       -0.07%
           2001 ...................     0.80%      199,859    19.959158       3,989,017       2.76%       -2.03%
           2000 ...................     0.80%      207,595    21.269538       4,415,450       2.40%        0.83%

        American Century VP - Capital Appreciation Fund - Class I
           2004 ...................     0.80%      532,956    17.255218       9,196,272       0.00%        2.68%
           2003 ...................     0.80%      599,345    14.905623       8,933,611       0.00%        6.01%
           2002 ...................     0.80%      677,262    16.101158      10,904,702       0.00%       -0.10%
           2001 ...................     0.80%      786,433    21.528185      16,930,475       0.00%      -14.60%
           2000 ...................     0.80%      783,810    27.248563      21,357,696       0.00%       16.93%

        American Century VP - Income & Growth Fund - Class I
           2004 ...................     0.80%      244,640    10.986218       2,687,668       1.43%        4.40%
           2003 ...................     0.80%      264,249     9.150870       2,418,108       1.39%       11.58%
           2002 ...................     0.80%      285,356     9.160073       2,613,882       1.01%       -0.11%
           2001 ...................     0.80%      308,475    10.804620       3,332,955       0.84%       -4.20%
           2000 ...................     0.80%      255,946    12.214588       3,126,275       0.56%       -3.96%

        American Century VP - Inflation Protection Fund - Class II
           2004 ...................     0.80%       47,986    10.311944         494,829       1.92%        0.42%
           2003 ...................     0.80%        3,794    10.240166          38,851       0.02%        2.40% 4/30/03

        American Century VP - International Fund - Class I
           2004 ...................     0.80%      518,168    15.458110       8,009,898       0.55%        1.85%
           2003 ...................     0.80%      627,282    12.844593       8,057,182       0.78%        4.54%
           2002 ...................     0.80%      707,507    14.800223      10,471,261       0.74%       -0.05%
           2001 ...................     0.80%      749,019    17.608849      13,189,362       0.09%      -20.46%
           2000 ...................     0.80%      747,558    25.117659      18,776,907       0.12%       -6.39%

        American Century VP - Ultra(R) Fund - Class I
           2004 ...................     0.80%       43,942    10.361889         455,322       0.00%        4.59%
           2003 ...................     0.80%       32,845     8.884853         291,823       0.00%       11.12%

        American Century VP - Value Fund - Class I
           2004 ...................     0.80%      414,274    19.972030       8,273,893       1.01%        5.81%
           2003 ...................     0.80%      480,378    16.080795       7,724,860       1.14%        8.99%
           2002 ...................     0.80%      574,223    16.291245       9,354,808       0.81%       -0.04%
           2001 ...................     0.80%      377,207    16.240238       6,125,931       1.22%        6.78%
           2000 ...................     0.80%      152,146    12.407385       1,887,734       1.15%       -4.38%

        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ...................     0.80%       46,818   $11.447214     $   535,936       0.00%        7.30%
           2003 ...................     0.80%       60,246     8.603345         518,317       0.00%       18.12%
           2002 ...................     0.80%       87,826     9.541324         837,976       0.00%       -0.14%
           2001 ...................     0.80%      136,614    12.612769       1,723,081       0.00%      -19.92%
           2000 ...................     0.80%      118,658    20.481233       2,430,262       0.00%        4.57%

        Credit Suisse Trust - International Focus Portfolio
           2004 ...................     0.80%      393,140    10.760935       4,230,554       0.00%        0.62%
           2003 ...................     0.80%      450,240     8.780987       3,953,552       0.00%        8.40%
           2002 ...................     0.80%      493,976     9.996529       4,938,045       0.00%       -0.02%
           2001 ...................     0.80%      559,443    11.070894       6,193,534       0.00%      -16.27%
           2000 ...................     0.80%      526,717    16.348137       8,610,842       0.00%       -9.11%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2004 ...................     0.80%      621,622    18.339335      11,400,134       0.00%        7.04%
           2003 ...................     0.80%      709,581    13.762087       9,765,315       0.00%       18.37%
           2002 ...................     0.80%      757,344    13.785369      10,440,266       0.00%       -0.22%
           2001 ...................     0.80%      919,136    18.266351      16,789,261       0.00%      -13.89%
           2000 ...................     0.80%      871,755    26.635120      23,219,299       0.00%        2.00%

        Dreyfus GVIT International Value Fund - Class I
           2004 ...................     0.80%       31,400    14.859286         466,582       2.35%        7.14%
           2003 ...................     0.80%        2,245    10.890009          24,448       0.00%        8.90% 5/1/03

        Dreyfus IP - European Equity Portfolio
           2002 ...................     0.80%        7,557     6.075769          45,915       0.00%       -0.08%
           2001 ...................     0.80%        8,203     7.376033          60,506       0.12%      -20.72%
           2000 ...................     0.80%        2,248     9.765505          21,953       0.00%       -2.34%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ...................     0.80%       47,636    11.400635         543,081       0.00%        9.26%
           2003 ...................     0.80%       17,424     8.564616         149,230       0.00%       12.19%
           2002 ...................     0.80%            5     9.068428              45       0.00%       -0.09% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ...................     0.80%      367,812    22.339451       8,216,718       0.01%        2.33%
           2003 ...................     0.80%      418,430    19.182147       8,026,386       0.01%        9.84%
           2002 ...................     0.80%      448,808    20.451852       9,178,955       0.01%       -0.17%
           2001 ...................     0.80%      495,429    27.595119      13,671,422       0.01%      -14.46%
           2000 ...................     0.80%      499,932    37.333022      18,663,972       0.02%        2.14%

        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ...................     0.80%    2,088,204    26.599679      55,545,556       0.67%        2.92%
           2003 ...................     0.80%    2,485,115    22.567635      56,083,168       0.75%       11.20%
           2002 ...................     0.80%    2,661,145    22.751285      60,544,468       0.61%       -0.14%
           2001 ...................     0.80%    2,637,014    28.068843      74,017,932       0.51%       -7.21%
           2000 ...................     0.80%    2,632,727    33.292046      87,648,868       0.46%       -0.94%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ...................     0.80%      305,752    13.044267       3,988,311       0.03%        1.51%
           2003 ...................     0.80%      350,757    11.553166       4,052,354       0.02%        8.07%
           2002 ...................     0.80%      380,519    11.768590       4,478,172       0.01%       -0.09%
           2001 ...................     0.80%      355,687    13.428340       4,776,286       0.01%       -6.63%
           2000 ...................     0.80%      389,447    14.939512       5,818,148       0.00%        2.38%

        Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2004 ...................     0.80%       25,846    13.355624         345,189       0.00%        4.08%
           2003 ...................     0.80%          393    10.868782           4,271       0.00%        8.69% 5/1/03

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2004 ...................     0.80%      135,222    12.320112       1,665,950       0.41%        0.32%
           2003 ...................     0.80%      142,379    10.787308       1,535,886       0.41%       10.29%
           2002 ...................     0.80%      161,431    11.145653       1,799,254       0.25%       -0.16%
           2001 ...................     0.80%      169,392    14.057896       2,381,295       0.22%       -0.56%
           2000 ...................     0.80%      151,182    14.620238       2,210,317       0.28%       -1.28%

        Federated IS - American Leaders Fund II - Primary Shares
           2004 ...................     0.80%        2,038    12.834337          26,156       1.12%        2.41%
           2003 ...................     0.80%          122    10.876214           1,327       0.00%        8.76% 5/1/03

        Federated IS - Capital Appreciation Fund II - Primary Shares
           2004 ...................     0.80%          716    12.142365           8,694       0.41%        1.28%
           2003 ...................     0.80%          125    10.626215           1,328       0.00%        6.26% 5/1/03

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ...................     0.80%       87,884   $11.087554     $   974,419       4.45%       -0.42%
           2003 ...................     0.80%      133,738    11.197939       1,497,590       3.67%        4.41%
           2002 ...................     0.80%       54,467    10.106848         550,490       0.00%        0.01% 5/1/02

        Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2004 ...................     0.80%    1,246,636    41.631010      51,898,716       1.54%        3.07%
           2003 ...................     0.80%    1,419,111    34.446806      48,883,841       1.92%       10.27%
           2002 ...................     0.80%    1,548,774    35.443061      54,893,291       1.60%       -0.07%
           2001 ...................     0.80%    1,574,413    39.693047      62,493,249       1.66%       -1.30%
           2000 ...................     0.80%    1,599,715    36.245575      57,982,590       1.72%       -3.06%

        Fidelity(R) VIP - Growth Portfolio - Initial Class
           2004 ...................     0.80%    1,894,416    37.245444      70,558,365       0.26%        1.07%
           2003 ...................     0.80%    2,143,626    31.599913      67,738,395       0.29%       13.01%
           2002 ...................     0.80%    2,388,682    32.436262      77,479,915       0.23%       -0.20%
           2001 ...................     0.80%    2,555,355    44.431230     113,537,566       0.08%      -10.00%
           2000 ...................     0.80%    2,673,456    58.522458     156,457,216       0.11%        4.69%

        Fidelity(R) VIP - High Income Portfolio - Initial Class
           2004 ...................     0.80%      636,928    24.529960      15,623,818       8.98%        0.27%
           2003 ...................     0.80%      788,928    22.619093      17,844,836       6.15%       16.73%
           2002 ...................     0.80%      632,119    17.979964      11,365,477      10.31%       -0.05%
           2001 ...................     0.80%      671,286    19.935654      13,382,525      12.28%       -7.56%
           2000 ...................     0.80%      640,788    26.574602      17,028,686       6.88%       -5.22%

        Fidelity(R) VIP - Overseas Portfolio - Initial Class
           2004 ...................     0.80%      593,754    19.056994      11,315,166       1.13%        0.59%
           2003 ...................     0.80%      695,244    14.641844      10,179,654       0.93%        9.92%
           2002 ...................     0.80%      820,407    16.359879      13,421,759       0.73%       -0.03%
           2001 ...................     0.80%      842,797    18.996016      16,009,785       5.04%      -11.81%
           2000 ...................     0.80%      882,638    25.378931      22,400,409       1.39%       -5.44%

        Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
           2004 ...................     0.80%      520,916    26.516322      13,812,776       2.70%        0.88%
           2003 ...................     0.80%      715,658    24.639881      17,633,728       3.69%        9.71%
           2002 ...................     0.80%      795,307    22.640014      18,005,762       3.81%       -0.09%
           2001 ...................     0.80%      834,426    25.043415      20,896,877       4.17%       -3.95%
           2000 ...................     0.80%      888,836    27.059327      24,051,304       3.17%       -1.08%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
           2004 ...................     0.80%    1,668,574    25.588290      42,695,955       0.34%        5.90%
           2003 ...................     0.80%    1,831,877    20.693731      37,908,370       0.50%        9.15%
           2002 ...................     0.80%    1,931,817    20.835755      40,250,866       0.79%       -0.01%
           2001 ...................     0.80%    2,025,215    21.726199      44,000,224       0.80%      -10.29%
           2000 ...................     0.80%    2,148,148    25.698199      55,203,535       0.34%       -1.70%

        Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
           2004 ...................     0.80%       53,530    10.127397         542,120       2.45%       -0.35%
           2003 ...................     0.80%          617    10.151814           6,264       0.00%        1.52% 5/1/03

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
           2004 ...................     0.80%      312,626     9.879442       3,088,570       0.53%        1.05%
           2003 ...................     0.80%      331,890     8.539361       2,834,129       0.82%       12.53%
           2002 ...................     0.80%      336,807     8.458687       2,848,945       0.99%       -0.14%
           2001 ...................     0.80%      346,993    10.476643       3,635,322       0.37%       -9.13%
           2000 ...................     0.80%      429,757    13.447601       5,779,201       1.18%       -4.03%

        Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
           2004 ...................     0.80%      101,384    14.811777       1,501,677       0.00%        5.72%
           2003 ...................     0.80%        2,033    11.055036          22,475       0.00%       10.55% 5/1/03

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ...................     0.80%      124,122    12.294763       1,526,051       0.00%        5.15%
           2003 ...................     0.80%       67,428     9.040791         609,602       0.00%       21.04%

        Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
           2004 ...................     0.80%       99,252    12.761647       1,266,619       0.85%        4.25%
           2003 ...................     0.80%        3,544    10.531356          37,323       5.21%        5.31% 5/1/03

        Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
           2004 ...................     0.80%       23,486    14.453032         339,444       0.41%        8.78%
           2003 ...................     0.80%        1,778    11.038390          19,626       1.54%       10.38% 5/1/03

        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
           2004 ...................     0.80%       52,494   $13.712662     $   719,832       1.47%        3.90%
           2003 ...................     0.80%        3,664    10.766336          39,448       6.29%        7.66% 5/1/03

        Gartmore GVIT Comstock Value Fund - Class I
           2004 ...................     0.80%       19,550    13.162444         257,326       0.70%        4.42%
           2003 ...................     0.80%          309    10.904290           3,369       1.44%        9.04% 5/1/03

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ...................     0.80%      372,126    12.106513       4,505,148       0.24%        5.32%
           2003 ...................     0.80%      337,394     9.596744       3,237,884       0.23%       11.52%
           2002 ...................     0.80%      342,673     9.824246       3,366,504       0.14%       -0.04%
           2001 ...................     0.80%      183,997    10.488313       1,929,818       0.34%        0.26%
           2000 ...................     0.80%       13,930     9.866027         137,434       0.32%       -1.34% 5/1/00

        Gartmore GVIT Emerging Markets Fund - Class I
           2004 ...................     0.80%      103,324    11.090798       1,145,946       0.06%       -1.64%
           2003 ...................     0.80%       34,247     7.959663         272,595       0.31%       15.73%
           2002 ...................     0.80%      115,622     7.943512         918,445       0.02%       -0.03%
           2001 ...................     0.80%       19,740     8.834628         174,396       0.62%        1.60%

        Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ...................     0.80%       21,444    11.210218         240,392       4.04%        1.36%
           2003 ...................     0.80%        6,493    10.295120          66,846       5.57%        2.95% 5/1/03

        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ...................     0.80%       28,130    12.609779         354,713       0.65%        4.28%
           2003 ...................     0.80%        5,661     9.752246          55,207       0.00%       13.17%
           2002 ...................     0.80%           18     9.534187             172       0.00%       -0.05% 5/1/02

        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ...................     0.80%       47,610    11.893096         566,230       0.00%        5.72%
           2003 ...................     0.80%       23,875    10.441927         249,301       0.00%       25.87%
           2002 ...................     0.80%          450     8.878693           3,995       0.00%      -11.00% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2004 ...................     0.80%      303,044     2.995027         907,625       0.00%        0.41%
           2003 ...................     0.80%      208,770     2.429787         507,267       0.00%       25.44%
           2002 ...................     0.80%       91,658     2.311084         211,829       0.61%       -0.32%
           2001 ...................     0.80%       76,277     4.240225         323,432       0.00%      -29.40%

        Gartmore GVIT Global Utilities Fund - Class I
           2004 ...................     0.80%        7,788    11.160065          86,915       0.53%        4.99%
           2003 ...................     0.80%        3,505     9.537327          33,428       0.13%       10.42%
           2002 ...................     0.80%          127     9.314008           1,183       0.05%       -0.07% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2004 ...................     0.80%      376,204    23.069594       8,678,874       3.46%       -0.48%
           2003 ...................     0.80%      579,204    23.531886      13,629,762       1.94%        2.72%
           2002 ...................     0.80%      483,307    21.592689      10,435,898       2.27%        0.04%
           2001 ...................     0.80%      401,161    19.952103       8,004,006       2.49%        2.02%
           2000 ...................     0.80%      325,686    18.150229       5,911,275       2.82%        3.62%

        Gartmore GVIT Growth Fund - Class I
           2004 ...................     0.80%      890,448    16.207575      14,432,003       0.06%        2.26%
           2003 ...................     0.80%      961,600    13.790896      13,261,326       0.00%       14.58%
           2002 ...................     0.80%      964,532    14.046556      13,548,353       0.00%       -0.17%
           2001 ...................     0.80%      950,361    18.711696      17,782,866       0.00%      -21.64%
           2000 ...................     0.80%      975,154    32.877948      32,061,063       0.16%        0.36%

        Gartmore GVIT ID Aggressive Fund
           2004 ...................     0.80%       76,492    11.203421         856,972       0.45%        3.56%
           2003 ...................     0.80%       26,534     9.133032         242,336       0.67%       10.44%
           2002 ...................     0.80%       12,148     9.464596         114,976       0.65%       -0.05% 1/25/02

        Gartmore GVIT ID Conservative Fund
           2004 ...................     0.80%       32,674    10.738086         350,856       1.09%        0.56%
           2003 ...................     0.80%       35,782    10.329848         369,623       1.26%        3.55%
           2002 ...................     0.80%        8,964     9.974658          89,413       0.59%        0.00% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2004 ...................     0.80%      177,478    11.026872       1,957,027       0.78%        2.06%
           2003 ...................     0.80%      122,651     9.748649       1,195,682       1.10%        7.45%
           2002 ...................     0.80%       10,891     9.661735         105,226       1.09%       -0.03% 1/25/02

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT ID Moderately Aggressive Fund
           2004 ...................     0.80%      243,014   $11.137423     $ 2,706,550       0.64%       2.80%
           2003 ...................     0.80%      109,820     9.406780       1,033,053       0.75%       9.09%
           2002 ...................     0.80%       46,570     9.563890         445,390       0.85%      -0.04% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2004 ...................     0.80%       51,072    10.921613         557,789       1.06%       1.17%
           2003 ...................     0.80%       50,954    10.093792         514,319       1.23%       5.46%
           2002 ...................     0.80%        2,032     9.829082          19,973       1.32%      -0.02% 1/25/02

        Gartmore GVIT International Growth Fund - Class I
           2004 ...................     0.80%       16,722     6.540450         109,369       0.00%      -1.19%
           2003 ...................     0.80%        6,045     5.141908          31,083       0.00%       4.52%
           2002 ...................     0.80%        3,430     6.020906          20,652       0.00%      -0.08%
           2001 ...................     0.80%        1,328     7.394189           9,819       0.18%     -19.91%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ...................     0.80%      126,564     5.163800         653,551       0.00%       6.06%
           2003 ...................     0.80%      472,969     4.270889       2,019,998       0.00%      21.95%
           2002 ...................     0.80%      222,291     4.258510         946,628       0.00%      -0.24%
           2001 ...................     0.80%       97,151     6.963570         676,518       0.00%     -14.12%
           2000 ...................     0.80%       24,669    10.104589         249,270       0.00%       1.05% 5/1/00

        Gartmore GVIT Money Market Fund - Class I
           2004 ...................     0.80%    1,066,866    14.985174      15,987,173       0.24%      -0.15%
           2003 ...................     0.80%    1,776,625    15.030909      26,704,289       0.37%      -0.03%
           2002 ...................     0.80%    1,972,798    15.008113      29,607,975       0.62%       0.00%
           2001 ...................     0.80%    1,868,735    14.849147      27,749,121       2.26%       1.91%
           2000 ...................     0.80%    2,105,080    14.186996      29,864,762       2.80%       2.41%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ...................     0.80%    2,038,540    31.454815      64,121,899       0.51%       1.77%
           2003 ...................     0.80%    2,163,462    27.324527      59,115,576       0.38%      11.83%
           2002 ...................     0.80%    2,269,016    27.912371      63,333,616       0.31%      -0.06%
           2001 ...................     0.80%    2,325,959    31.255650      72,699,360       0.37%      -8.26%
           2000 ...................     0.80%    2,427,549    36.120724      87,684,827       0.26%       2.95%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2004 ...................     0.80%        5,894    10.865854          64,043       0.00%       3.90%
           2003 ...................     0.80%        7,996     8.961648          71,657       0.21%       6.59%
           2002 ...................     0.80%        4,013     9.702946          38,938       0.00%      -0.03% 5/1/02

        Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ...................     0.80%      143,088     6.489237         928,532       0.00%       3.06%
           2003 ...................     0.80%      173,083     5.454384         944,061       0.00%      15.38%
           2002 ...................     0.80%      177,905     5.729418       1,019,292       0.00%      -0.20%
           2001 ...................     0.80%      186,975     7.637837       1,428,085       0.00%      -5.43%
           2000 ...................     0.80%       13,584    10.173586         138,198       0.00%       1.74% 5/1/00

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ...................     0.80%      522,444    17.991674       9,399,642       0.00%       5.03%
           2003 ...................     0.80%      543,690    13.077651       7,110,188       0.00%      18.80%
           2002 ...................     0.80%      721,785    13.301699       9,600,967       0.00%      -0.13%
           2001 ...................     0.80%      494,959    15.626161       7,734,309       0.00%      30.51%
           2000 ...................     0.80%      228,209    11.999870       2,738,478       0.00%      10.57%

        Gartmore GVIT Small Company Fund - Class I
           2004 ...................     0.80%      725,484    28.303010      20,533,381       0.00%       6.39%
           2003 ...................     0.80%      845,497    21.818723      18,447,665       0.00%      14.73%
           2002 ...................     0.80%      919,483    22.094179      20,315,222       0.00%      -0.05%
           2001 ...................     0.80%      977,323    24.619785      24,061,482       0.10%      -1.74%
           2000 ...................     0.80%    1,019,044    24.861403      25,334,864       0.03%       7.20%

        Gartmore GVIT Turner Growth Focus Fund - Class I
           2003 ...................     0.80%      170,251     2.640481         449,545       0.00%      21.63%
           2002 ...................     0.80%       52,769     2.473186         130,508       0.00%      -0.35%
           2001 ...................     0.80%       24,390     4.595277         112,079       0.00%     -27.43%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ...................     0.80%       41,272    12.601922         520,107       0.00%       2.05%
           2003 ...................     0.80%       44,147    10.360010         457,363       0.00%      26.61%
           2002 ...................     0.80%          342     8.802699           3,011       0.00%      -0.12% 5/1/02

       NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ...................     0.80%       55,826   $12.644299     $   705,881       2.10%      -0.91%
           2003 ...................     0.80%       80,278    12.308694         988,117       2.87%       7.28%
           2002 ...................     0.80%       49,317    10.966680         540,844       3.26%       0.02%
           2001 ...................     0.80%       24,647    10.475151         258,181       3.93%       0.36%
           2000 ...................     0.80%        1,326    10.164955          13,479       4.25%       1.65% 5/1/00

        Janus AS - Balanced Portfolio - Service Shares
           2004 ...................     0.80%        4,128    11.123774          45,919       0.99%       1.38%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ...................     0.80%      337,500     6.415049       2,165,079       0.00%       5.38%
           2003 ...................     0.80%      367,209     5.521833       2,027,667       0.16%       8.19%
           2002 ...................     0.80%      366,548     5.665727       2,076,761       0.19%      -0.07%
           2001 ...................     0.80%      353,225     6.791205       2,398,823       0.66%     -13.94%
           2000 ...................     0.80%       94,611     9.309560         880,787       0.12%      -6.90% 5/1/00

        Janus AS - Global Technology Portfolio - Service Shares

           2004 ...................     0.80%      245,328     3.525606         864,930       0.00%      -1.24%
           2003 ...................     0.80%      290,721     2.893913         841,321       0.00%      17.79%
           2002 ...................     0.80%      299,365     2.937775         879,467       0.00%      -0.30%
           2001 ...................     0.80%      293,913     4.973466       1,461,766       0.52%     -26.24%
           2000 ...................     0.80%       92,673    10.089666         935,040       0.00%       0.90% 5/1/00

        Janus AS - International Growth Portfolio - Service Shares
           2004 ...................     0.80%      183,656     5.836690       1,071,943       0.45%      -1.17%
           2003 ...................     0.80%      206,221     4.686571         966,469       0.88%       5.91%
           2002 ...................     0.80%      365,845     5.256647       1,923,118       0.29%      -0.13%
           2001 ...................     0.80%      219,984     6.654685       1,463,924       0.51%     -15.87%
           2000 ...................     0.80%       43,691     9.732155         425,208       0.00%      -2.68% 5/1/00

        Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
           2004 ...................     0.80%        1,454    13.057010          18,985       1.28%       6.70%
           2003 ...................     0.80%          123    10.606142           1,305       0.00%       6.06% 5/1/03

        MFS VIT - Investors Growth Stock Series - Initial Class

           2004 ...................     0.80%       13,546    11.780525         159,579       0.00%       2.12%
           2003 ...................     0.80%          123    10.638476           1,309       0.00%       6.38% 5/1/03

        MFS VIT - Value Series - Initial Class
           2004 ...................     0.80%        3,880    12.681923          49,206       0.59%       3.09%

        Neuberger Berman AMT - Balanced Portfolio
           2004 ...................     0.80%        3,192    22.014543          70,270       0.00%       3.51%
           2003 ...................     0.80%        2,746    19.823084          54,434       0.00%       7.51%
           2002 ...................     0.80%        2,365    19.841017          46,924       2.76%      -0.12%

        Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2004 ...................     0.80%        1,168    13.186153          15,401       0.00%       5.15%

        Neuberger Berman AMT - Growth Portfolio
           2004 ...................     0.80%      584,312    21.820255      12,749,837       0.00%       7.06%
           2003 ...................     0.80%      663,756    17.812450      11,823,121       0.00%      13.92%
           2002 ...................     0.80%      719,241    18.312808      13,171,322       0.00%      -0.20%
           2001 ...................     0.80%      810,125    26.821840      21,729,043       0.00%     -19.08%
           2000 ...................     0.80%      777,780    43.038224      33,474,270       0.00%      13.80%

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ...................     0.80%      128,940    10.306298       1,328,894       0.00%       3.81%
           2003 ...................     0.80%      162,388     8.626108       1,400,776       0.00%      13.57%
           2002 ...................     0.80%      194,282     9.209055       1,789,154       0.68%      -0.12%
           2001 ...................     0.80%      190,704    10.780683       2,055,919       0.42%       1.18%
           2000 ...................     0.80%      164,010    10.972407       1,799,584       0.55%       3.32%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2004 ...................     0.80%      176,808    18.086550       3,197,847       0.00%      -0.40%
           2003 ...................     0.80%      223,250    18.143350       4,050,503       0.00%       1.52%
           2002 ...................     0.80%      214,239    17.385988       3,724,757       4.89%       0.02%
           2001 ...................     0.80%      138,736    16.521105       2,292,072       6.18%       4.25%
           2000 ...................     0.80%      153,168    15.187538       2,326,245       6.79%       1.52%

        Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
           2004 ...................     0.80%       12,644    13.111190         165,778       0.00%       6.97%
           2003 ...................     0.80%          263    10.792270           2,838       0.00%       7.92% 5/1/03

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Partners Portfolio
           2004 ...................     0.80%      580,802   $25.533629     $14,829,983       0.00%       4.97%
           2003 ...................     0.80%      692,095    21.282460      14,729,484       0.00%      17.25%
           2002 ...................     0.80%      747,555    21.662321      16,193,776       0.48%      -0.10%
           2001 ...................     0.80%      776,103    24.763505      19,219,031       0.37%      -1.03%
           2000 ...................     0.80%      890,741    24.811256      22,100,403       0.76%      -0.94%

        Neuberger Berman AMT - Socially Responsive Portfolio
           2004 ...................     0.80%        8,216    12.498236         102,686       0.00%       1.54%
           2003 ...................     0.80%          535    10.727381           5,739       0.00%       7.27% 5/1/03

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ...................     0.80%      290,998     5.192530       1,511,016       0.00%       9.64%
           2003 ...................     0.80%      280,545     4.305523       1,207,893       0.00%      13.27%
           2002 ...................     0.80%      271,804     4.374263       1,188,942       0.60%      -0.18%
           2001 ...................     0.80%      287,206     5.659052       1,625,314       0.78%     -27.29%
           2000 ...................     0.80%       96,402    10.670421       1,028,650       0.00%       6.70% 5/1/00

        Oppenheimer VA Bond Fund - Initial Class
           2004 ...................     0.80%      388,412    22.868670       8,882,466       4.71%       0.23%
           2003 ...................     0.80%      464,188    22.567162      10,475,406       5.49%       4.77%
           2002 ...................     0.80%      510,658    20.297202      10,364,929       7.33%       0.02%
           2001 ...................     0.80%      458,542    19.539865       8,959,849       7.21%       4.96%
           2000 ...................     0.80%      472,868    17.959057       8,492,263       7.84%       1.54%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ...................     0.80%      704,136    14.905405      10,495,432       0.32%       1.96%
           2003 ...................     0.80%      808,688    12.596440      10,186,590       0.41%      11.93%
           2002 ...................     0.80%      909,784    12.483988      11,357,733       0.57%      -0.20%
           2001 ...................     0.80%      850,766    16.943942      14,415,330       0.60%      -5.26%
           2000 ...................     0.80%      729,049    19.692541      14,356,827       0.12%       8.98%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ...................     0.80%      869,184    29.915017      26,001,654       1.25%       2.92%
           2003 ...................     0.80%      963,181    22.794401      21,955,134       0.85%      11.27%
           2002 ...................     0.80%    1,035,345    24.520597      25,387,278       0.50%      -0.08%
           2001 ...................     0.80%    1,085,883    27.736138      30,118,201       0.70%      -8.74%
           2000 ...................     0.80%    1,107,837    32.144397      35,610,752       0.25%      10.26%

        Oppenheimer VA High Income Fund - Initial Class
           2004 ...................     0.80%       30,118    11.262043         339,190       5.16%       1.26%
           2003 ...................     0.80%        1,406    10.337055          14,534       0.00%       3.37% 5/1/03

        Oppenheimer VA Main(R) Street Fund - Initial Class
           2004 ...................     0.80%      116,702     8.304897         969,198       0.85%       2.17%
           2003 ...................     0.80%      108,808     7.107036         773,302       1.03%       9.91%
           2002 ...................     0.80%       89,306     7.433293         663,838       0.64%      -0.07%
           2001 ...................     0.80%       61,871     8.437202         522,018       0.45%      -6.32%
           2000 ...................     0.80%       11,659     9.931623         115,793       0.00%      -0.68% 5/1/00

        Oppenheimer VA Main(R) Street Small Cap Fund - Initial Class
           2004 ...................     0.80%       19,590    14.487834         283,817       0.00%       5.01%
           2003 ...................     0.80%        1,714    11.141198          19,096       0.00%      11.41% 5/1/03

        Oppenheimer VA Multiple Strategies Fund - Initial Class
           2004 ...................     0.80%       370,330   29.975458      11,100,811       1.01%       0.94%
           2003 ...................     0.80%       387,815   26.575719      10,306,462       3.02%      10.94%
           2002 ...................     0.80%       411,276   24.967418      10,268,500       3.38%      -0.07%
           2001 ...................     0.80%       416,306   27.886972      11,609,514       3.76%       4.92%
           2000 ...................     0.80%       432,518   26.750095      11,569,898       4.44%       6.27%

        Putnam VT - Discovery Growth Fund - IB Shares
           2004 ...................     0.80%       1,022     11.926841          12,189       0.26%       1.15%
           2003 ...................     0.80%         239     10.515856           2,513       0.00%       5.16% 5/1/03

        Putnam VT - Growth & Income Fund - IB Shares
           2004 ...................     0.80%       4,820     12.763794          61,521       2.02%       3.27%
           2003 ...................     0.80%         120     10.856460           1,303       0.00%       8.56% 5/1/03

        Putnam VT - International Equity Fund - IB Shares
           2004 ...................     0.80%       7,164     12.830542          91,918       1.64%       0.78%
           2003 ...................     0.80%         127     10.553848           1,340       0.00%       5.54% 5/1/03

        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Strong Opportunity Fund II, Inc.
           2004 ...................     0.80%      617,030   $43.721557     $26,977,512       0.00%       8.36%
           2003 ...................     0.80%      777,720    34.343499      26,709,626       0.00%      15.69%
           2002 ...................     0.80%      877,959    34.552780      30,335,924       0.00%      -0.16%
           2001 ...................     0.80%      893,798    42.653716      38,123,806       0.22%      -0.36%
           2000 ...................     0.80%      909,850    41.961900      38,179,035       0.00%       3.67%

        Strong VIF - Strong Discovery Fund II
           2004 ...................     0.80%      216,522    27.469159       5,947,677       0.00%       5.11%
           2003 ...................     0.80%      248,597    21.285491       5,291,509       0.00%      12.66%
           2002 ...................     0.80%      278,510    20.579978       5,731,730       0.00%      -0.05%
           2001 ...................     0.80%      286,621    22.914443       6,567,761       0.68%       9.30%
           2000 ...................     0.80%      287,247    22.537617       6,473,863       0.00%      11.33%

        Strong VIF - Strong International Stock Fund II
           2002 ...................     0.80%      207,912     7.324360       1,522,822       3.62%      -0.06%
           2001 ...................     0.80%      212,994     8.671573       1,846,993       0.00%     -14.32%
           2000 ...................     0.80%      285,882    14.800344       4,231,152       0.00%     -12.26%

        Van Eck WIT - Worldwide Bond Fund
           2004 ...................     0.80%      117,080    18.385975       2,152,630       8.46%      -2.46%
           2003 ...................     0.80%      215,278    17.673856       3,804,792       1.62%       9.91%
           2002 ...................     0.80%      159,687    14.567433       2,326,230       0.00%       0.09%
           2001 ...................     0.80%      123,779    13.065112       1,617,186       4.49%      -7.68%
           2000 ...................     0.80%      130,953    13.920782       1,822,968       4.81%      -0.59%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ...................     0.80%      350,334     9.238962       3,236,723       0.57%      -2.72%
           2003 ...................     0.80%      440,505     6.828009       3,007,772       0.13%       9.97%
           2002 ...................     0.80%      549,308     6.858743       3,767,562       0.15%       0.06%
           2001 ...................     0.80%      514,834     6.543823       3,368,983       0.00%      -1.12%
           2000 ...................     0.80%      599,413    10.010672       6,000,527       0.00%     -12.76%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ...................     0.80%      158,268    20.468317       3,239,480       0.41%       2.71%
           2003 ...................     0.80%      182,904    14.736980       2,695,453       0.52%       6.22%
           2002 ...................     0.80%      190,240    15.676162       2,982,233       0.63%       0.09%
           2001 ...................     0.80%      186,647    15.588349       2,909,519       1.07%      -3.79%
           2000 ...................     0.80%      205,673    15.175472       3,121,185       1.10%       3.51%

        Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
           2004 ...................     0.80%       12,550    10.217829         128,234       0.00%       0.38%

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ...................     0.80%       83,702    14.340330       1,200,314       0.00%      -3.59%
           2003 ...................     0.80%      159,361    13.728750       2,187,827       0.00%      17.07%
           2002 ...................     0.80%       82,260    10.795827         888,065       0.00%       0.00%
           2001 ...................     0.80%       66,847    10.341124         691,273       0.00%       4.36%
           2000 ...................     0.80%       61,089     9.513376         581,163       0.00%       6.09%

        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ...................     0.80%      311,080    30.235119       9,405,541       0.00%       6.76%
           2003 ...................     0.80%      337,831    23.579453       7,965,870       0.00%      13.58%
           2002 ...................     0.80%      354,628    23.201445       8,227,882       0.00%       0.10%
           2001 ...................     0.80%      310,318    20.838647       6,466,607       0.00%       7.65%
           2000 ...................     0.80%      240,991    17.343368       4,179,596       4.52%      13.82% 9/21/00

     Single Premium contracts issued on or after April 16, 1990
        American Century VP - Balanced Fund - Class I
           2004 ...................     1.30%       30,490    19.976348         609,079       1.66%       2.18%
           2003 ...................     1.30%       44,999    18.072950         813,265       2.66%       9.01%
           2002 ...................     1.30%       25,332    17.321966         438,800       2.59%      -0.07%
           2001 ...................     1.30%       30,910    19.063534         589,254       2.76%      -2.27%
           2000 ...................     1.30%       31,996    20.416546         653,248       2.40%       0.58%

        American Century VP - Capital Appreciation Fund - Class I
           2004 ...................     1.30%       78,462    17.526823       1,375,190       0.00%       2.43%
           2003 ...................     1.30%       80,374    15.216131       1,222,981       0.00%       5.75%
           2002 ...................     1.30%       87,136    16.519515       1,439,444       0.00%      -0.11%
           2001 ...................     1.30%      113,737    22.198223       2,524,759       0.00%     -14.81%
           2000 ...................     1.30%      142,303    28.237153       4,018,232       0.00%      16.64%

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        American Century VP - Income & Growth Fund - Class I
           2004 ...................     1.30%       29,478   $10.652676     $  314,020        1.43%        4.14%
           2003 ...................     1.30%       27,159     8.917541        242,191        1.39%       11.31%
           2002 ...................     1.30%       38,835     8.971541        348,410        1.01%       -0.11%
           2001 ...................     1.30%       44,804    10.635234        476,501        0.84%       -4.43%
           2000 ...................     1.30%       47,586    12.083124        574,988        0.56%       -4.20%

        American Century VP - International Fund - Class I
           2004 ...................     1.30%       37,098    14.710586        545,733        0.55%        1.60%
           2003 ...................     1.30%       61,124    12.284746        750,893        0.78%        4.28%
           2002 ...................     1.30%       76,888    14.226566      1,093,852        0.74%       -0.05%
           2001 ...................     1.30%      113,925    17.011077      1,937,987        0.09%      -20.66%
           2000 ...................     1.30%      139,070    24.386291      3,391,401        0.12%       -6.62%

        American Century VP - Ultra(R) Fund - Class I
           2004 ...................     1.30%       18,042    10.250293        184,936        0.00%        4.33%
           2003 ...................     1.30%        1,459     8.833231         12,888        0.00%       10.85%

        American Century VP - Value Fund - Class I
           2004 ...................     1.30%       88,018    19.235251      1,693,048        1.01%        5.55%
           2003 ...................     1.30%      113,391    15.565216      1,764,955        1.14%        8.72%
           2002 ...................     1.30%       99,329    15.848439      1,574,210        0.81%       -0.05%
           2001 ...................     1.30%       87,193    15.877872      1,384,439        1.22%        6.52%
           2000 ...................     1.30%       28,446    12.191012        346,786        1.15%       -4.62%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ...................     1.30%       11,134    11.024642        122,748        0.00%        7.03%
           2003 ...................     1.30%        4,817     8.327280         40,113        0.00%       17.83%
           2002 ...................     1.30%        6,041     9.281753         56,071        0.00%       -0.15%
           2001 ...................     1.30%        9,762    12.331142        120,377        0.00%      -20.12%
           2000 ...................     1.30%       11,622    20.124199        233,883        0.00%        4.31%

        Credit Suisse Trust - International Focus Portfolio
           2004 ...................     1.30%       32,112    10.287640        330,357        0.00%        0.37%
           2003 ...................     1.30%       48,365     8.436880        408,050        0.00%        8.13%
           2002 ...................     1.30%       52,474     9.653251        506,545        0.00%       -0.02%
           2001 ...................     1.30%       72,406    10.744265        777,949        0.00%      -16.48%
           2000 ...................     1.30%       73,372    15.945187      1,169,930        0.00%       -9.33%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2004 ...................     1.30%       47,354    17.532552        830,236        0.00%        6.77%
           2003 ...................     1.30%       47,970    13.222590        634,288        0.00%       18.07%
           2002 ...................     1.30%       59,514    13.311792        792,238        0.00%       -0.22%
           2001 ...................     1.30%       71,783    17.727257      1,272,516        0.00%      -14.11%
           2000 ...................     1.30%      122,065    25.978527      3,171,069        0.00%        1.74%

        Dreyfus IP - European Equity Portfolio
           2002 ...................     1.30%        1,162     6.010482          6,984        0.00%       -0.09%
           2001 ...................     1.30%        3,896     7.333323         28,571        0.12%      -20.92%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ...................     1.30%       19,688    11.277870        222,039        0.00%        8.99%
           2003 ...................     1.30%       11,534     8.514847         98,210        0.00%       11.91%

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ...................     1.30%        9,562    21.172349        202,450        0.01%        2.08%
           2003 ...................     1.30%       11,824    18.271137        216,038        0.01%        9.56%
           2002 ...................     1.30%       23,465    19.578839        459,417        0.01%       -0.18%
           2001 ...................     1.30%       33,256    26.549559        882,932        0.01%      -14.67%
           2000 ...................     1.30%       31,163    36.098124      1,124,926        0.02%        1.89%

        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ...................     1.30%      167,128    25.208537      4,213,052        0.67%        2.67%
           2003 ...................     1.30%      187,301    21.494604      4,025,961        0.75%       10.92%
           2002 ...................     1.30%      192,389    21.778831      4,190,008        0.61%       -0.14%
           2001 ...................     1.30%      244,163    27.003672      6,593,298        0.51%       -7.44%
           2000 ...................     1.30%      277,642    32.188665      8,936,925        0.46%       -1.19%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ...................     1.30%       71,050    12.598035        895,090        0.03%        1.26%
           2003 ...................     1.30%       72,974    11.213896        818,323        0.02%        7.81%
           2002 ...................     1.30%       79,644    11.480614        914,362        0.01%       -0.09%
           2001 ...................     1.30%       75,662    13.165318        996,114        0.01%       -6.86%
           2000 ...................     1.30%       70,600    14.720022      1,039,234        0.00%        2.13%

        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2004 ...................     1.30%       19,748   $11.865505     $   234,320       0.41%        0.07%
           2003 ...................     1.30%       13,707    10.441343         143,119       0.41%       10.01%
           2002 ...................     1.30%       12,198    10.842635         132,258       0.25%       -0.16%
           2001 ...................     1.30%       20,832    13.744213         286,319       0.22%       -0.81%
           2000 ...................     1.30%       13,358    14.365377         191,893       0.28%       -1.53%

        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ...................     1.30%        4,428    10.968132          48,567       4.45%       -0.66%
           2003 ...................     1.30%       17,478    11.132949         194,582       3.67%        4.15%
           2002 ...................     1.30%        1,958    10.098821          19,773       0.00%        0.01% 5/1/02

        Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2004 ...................     1.30%      210,254    38.880641       8,174,810       1.54%        2.82%
           2003 ...................     1.30%      228,833    32.332370       7,398,713       1.92%       10.00%
           2002 ...................     1.30%      265,201    33.435275       8,867,068       1.60%       -0.07%
           2001 ...................     1.30%      302,317    37.631978      11,376,787       1.66%       -1.54%
           2000 ...................     1.30%      332,455    34.534901      11,481,301       1.72%       -3.30%

        Fidelity(R) VIP - Growth Portfolio - Initial Class
           2004 ...................     1.30%      209,518    35.264421       7,388,531       0.26%        0.82%
           2003 ...................     1.30%      239,384    30.069159       7,198,076       0.29%       12.73%
           2002 ...................     1.30%      264,553    31.020701       8,206,620       0.23%       -0.20%
           2001 ...................     1.30%      313,470    42.705157      13,386,786       0.08%      -10.22%
           2000 ...................     1.30%      340,648    56.530281      19,256,927       0.11%        4.43%

        Fidelity(R) VIP - High Income Portfolio - Initial Class
           2004 ...................     1.30%      105,180    25.239836       2,654,726       8.98%        0.02%
           2003 ...................     1.30%      147,756    23.390450       3,456,079       6.15%       16.44%
           2002 ...................     1.30%       94,224    18.686746       1,760,740      10.31%       -0.05%
           2001 ...................     1.30%       98,801    20.822981       2,057,331      12.28%       -7.79%
           2000 ...................     1.30%      103,845    27.896133       2,896,874       6.88%       -5.46%

        Fidelity(R) VIP - Overseas Portfolio - Initial Class
           2004 ...................     1.30%      108,666    16.955401       1,842,476       1.13%        0.34%
           2003 ...................     1.30%      121,487    13.092438       1,590,561       0.93%        9.64%
           2002 ...................     1.30%      148,584    14.702494       2,184,555       0.73%       -0.03%
           2001 ...................     1.30%      162,607    17.157071       2,789,860       5.04%      -12.03%
           2000 ...................     1.30%      207,291    23.036637       4,775,288       1.39%       -5.68%

        Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
           2004 ...................     1.30%      131,504    28.178185       3,705,544       2.70%        0.63%
           2003 ...................     1.30%      169,791    26.315509       4,468,137       3.69%        9.44%
           2002 ...................     1.30%      170,527    24.301499       4,144,062       3.81%       -0.09%
           2001 ...................     1.30%      204,315    27.015782       5,519,729       4.17%       -4.18%
           2000 ...................     1.30%      203,672    29.336240       5,974,971       3.17%       -1.33%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
           2004 ...................     1.30%      159,794    24.463375       3,909,101       0.34%        5.64%
           2003 ...................     1.30%      202,206    19.883174       4,020,497       0.50%        8.88%
           2002 ...................     1.30%      207,944    20.120594       4,183,957       0.79%       -0.01%
           2001 ...................     1.30%      232,338    21.085483       4,898,959       0.80%      -10.52%
           2000 ...................     1.30%      269,074    25.064937       6,744,323       0.34%       -1.95%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
           2004 ...................     1.30%       16,590     9.541340         158,291       0.53%        0.80%
           2003 ...................     1.30%       13,875     8.288477         115,003       0.82%       12.26%
           2002 ...................     1.30%       17,848     8.251573         147,274       0.99%       -0.14%
           2001 ...................     1.30%       50,383    10.271304         517,499       0.37%       -9.35%
           2000 ...................     1.30%       17,982    13.249937         238,260       1.18%       -4.27%

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ...................     1.30%       37,248    12.162392         453,025       0.00%        4.89%
           2003 ...................     1.30%       10,922     8.988265          98,170       0.00%       20.74%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ...................     1.30%       82,544    11.856989         978,723       0.24%        5.05%
           2003 ...................     1.30%       63,208     9.446061         597,067       0.23%       11.24%
           2002 ...................     1.30%       59,955     9.718758         582,688       0.14%       -0.04%
           2001 ...................     1.30%       19,053    10.427656         198,678       0.34%        0.01%
           2000 ...................     1.30%          857     9.857951           8,448       0.32%       -1.42% 5/1/00

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Emerging Markets Fund - Class I
           2004 ...................     1.30%       12,826   $10.884984     $   139,611       0.06%       -1.89%
           2003 ...................     1.30%        1,009     7.851110           7,922       0.31%       15.44%
           2002 ...................     1.30%       24,791     7.874705         195,222       0.02%       -0.03%

        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ...................     1.30%       9,086     12.473999         113,339       0.65%        4.02%
           2003 ...................     1.30%       2,562      9.695592          24,840       0.00%       12.89%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ...................     1.30%       33,824    11.764993         397,939       0.00%        5.46%
           2003 ...................     1.30%       36,055    10.381258         374,296       0.00%       25.56%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2004 ...................     1.30%       25,860     2.939345          76,011       0.00%        0.16%
           2003 ...................     1.30%       21,974     2.396573          52,662       0.00%       25.13%
           2001 ...................     1.30%       20,117     4.224462          84,984       0.00%      -29.58%

        Gartmore GVIT Global Utilities Fund - Class I
           2004 ...................     1.30%        2,118    11.039876          23,382       0.53%        4.73%
           2003 ...................     1.30%        6,619     9.481927          62,761       0.13%       10.15%

        Gartmore GVIT Government Bond Fund - Class I
           2004 ...................     1.30%      102,290    23.761515       2,430,565       3.46%       -0.73%
           2003 ...................     1.30%      163,779    24.359383       3,989,555       1.94%        2.47%
           2002 ...................     1.30%      256,667    22.464624       5,765,928       2.27%        0.04%
           2001 ...................     1.30%      187,491    20.861508       3,911,345       2.49%        1.77%
           2000 ...................     1.30%      195,239    19.072199       3,723,637       2.82%        3.36%

        Gartmore GVIT Growth Fund - Class I
           2004 ...................     1.30%       26,042    15.249269         397,121       0.06%        2.00%
           2003 ...................     1.30%       30,023    13.040536         391,516       0.00%       14.29%
           2002 ...................     1.30%       32,421    13.349275         432,797       0.00%       -0.18%
           2001 ...................     1.30%       42,013    17.871929         750,853       0.00%      -21.83%
           2000 ...................     1.30%       46,646    31.559777       1,472,137       0.16%        0.11%

        Gartmore GVIT ID Conservative Fund
           2004 ...................     1.30%        5,704    10.608468          60,511       1.09%        0.31%

        Gartmore GVIT ID Moderate Fund
           2004 ...................     1.30%       36,066    10.893775         392,895       0.78%        1.80%
           2003 ...................     1.30%        1,420     9.679293          13,745       1.10%        7.19%

        Gartmore GVIT ID Moderately Aggressive Fund
           2004 ...................     1.30%       22,744    11.003006         250,252       0.64%        2.55%

        Gartmore GVIT ID Moderately Conservative Fund
           2004 ...................     1.30%       79,126    10.789788         853,753       1.06%        0.92%
           2003 ...................     1.30%           96    10.021990             962       1.23%        5.20%

        Gartmore GVIT International Growth Fund - Class I
           2004 ...................     1.30%        1,836     6.419038          11,785       0.00%       -1.43%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ...................     1.30%       22,112     5.057238         111,826       0.00%        5.79%
           2003 ...................     1.30%        7,203     4.203720          30,279       0.00%       21.64%
           2002 ...................     1.30%        5,413     4.212682          22,803       0.00%       -0.24%
           2001 ...................     1.30%       26,284     6.923187         181,969       0.00%      -14.33%
           2000 ...................     1.30%        7,955    10.096335          80,316       0.00%        0.96% 5/1/00

        Gartmore GVIT Money Market Fund - Class I
           2004 ...................     1.30%      470,292    14.740359       6,932,273       0.24%       -0.40%
           2003 ...................     1.30%      490,095    14.860350       7,282,983       0.37%       -0.28%
           2002 ...................     1.30%      787,198    14.913390      11,739,791       0.62%        0.00%
           2001 ...................     1.30%      722,364    14.829972      10,712,638       2.26%        1.65%
           2000 ...................     1.30%      914,797    14.240158      13,026,854       2.80%        2.15%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ...................     1.30%       63,084    31.740091       2,002,292       0.51%        1.52%
           2003 ...................     1.30%       71,468    27.710584       1,980,420       0.38%       11.56%
           2002 ...................     1.30%       80,866    28.449510       2,300,598       0.31%       -0.07%
           2001 ...................     1.30%       98,370    32.016607       3,149,474       0.37%       -8.49%
           2000 ...................     1.30%      110,742    37.184928       4,117,933       0.26%        2.70%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2004 ...................     1.30%        3,348    10.748842          35,987       0.00%        3.65%
           2002 ...................     1.30%        1,575     9.695229          15,270       0.00%       -0.03% 5/1/02

       NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------

        Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ...................     1.30%       23,106   $ 6.355387     $  146,848        0.00%        2.80%
           2003 ...................     1.30%       24,410     5.368660        131,049        0.00%       15.09%
           2002 ...................     1.30%        6,963     5.667815         39,465        0.00%       -0.20%
           2001 ...................     1.30%       29,330     7.593588        222,720        0.00%       -5.66%
           2000 ...................     1.30%           30    10.165270            305        0.00%        1.65% 5/1/00

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ...................     1.30%      124,282    17.445456      2,168,156        0.00%        4.77%
           2003 ...................     1.30%      105,756    12.744155      1,347,771        0.00%       18.50%
           2002 ...................     1.30%      132,467    13.027866      1,725,762        0.00%       -0.13%
           2001 ...................     1.30%      282,090    15.381160      4,338,871        0.00%       30.19%
           2000 ...................     1.30%      255,813    11.870653      3,036,667        0.00%       10.29%

        Gartmore GVIT Small Company Fund - Class I
           2004 ...................     1.30%       36,978    27.100186      1,002,111        0.00%        6.12%
           2003 ...................     1.30%       37,250    20.996160        782,107        0.00%       14.45%
           2002 ...................     1.30%       42,731    21.368456        913,095        0.00%       -0.05%
           2001 ...................     1.30%       77,149    23.930338      1,846,202        0.10%       -1.99%
           2000 ...................     1.30%       90,057    24.285896      2,187,115        0.03%        6.93%

        Gartmore GVIT Turner Growth Focus Fund - Class I
           2003 ...................     1.30%       19,294     2.604390         50,249        0.00%       21.33%
           2002 ...................     1.30%        2,518     2.451686          6,173        0.00%       -0.36%
           2001 ...................     1.30%        5,597     4.578197         25,624        0.00%      -27.61%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ...................     1.30%        8,598    12.466229        107,185        0.00%        1.79%
           2003 ...................     1.30%        7,197    10.299831         74,128        0.00%       26.30%

        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ...................     1.30%        3,492    12.383795         43,244        2.10%       -1.16%
           2003 ...................     1.30%       19,657    12.115625        238,157        2.87%        7.02%
           2002 ...................     1.30%        2,227    10.849040         24,161        3.26%        0.01%
           2001 ...................     1.30%        2,913    10.414583         30,338        3.93%        0.11%
           2000 ...................     1.30%        4,246    10.156626         43,125        4.25%        1.57% 5/1/00

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ...................     1.30%       22,290     6.282773        140,043        0.00%        5.12%
           2003 ...................     1.30%       14,621     5.435093         79,466        0.16%        7.93%
           2002 ...................     1.30%       11,767     5.604845         65,952        0.19%       -0.08%
           2001 ...................     1.30%       20,999     6.751870        141,783        0.66%      -14.16%
           2000 ...................     1.30%       13,594     9.301931        126,450        0.12%       -6.98% 5/1/00

        Janus AS - Global Technology Portfolio - Service Shares
           2004 ...................     1.30%       24,966     3.452822         86,203        0.00%       -1.49%
           2003 ...................     1.30%       34,391     2.848385         97,959        0.00%       17.50%
           2002 ...................     1.30%       23,220     2.906145         67,481        0.00%       -0.30%
           2001 ...................     1.30%       69,962     4.944600        345,934        0.52%      -26.43%
           2000 ...................     1.30%       13,066    10.081425        131,724        0.00%        0.81% 5/1/00

        Janus AS - International Growth Portfolio - Service Shares
           2004 ...................     1.30%       30,670     5.716315        175,319        0.45%       -1.41%
           2003 ...................     1.30%       59,243     4.612936        273,284        0.88%        5.65%
           2002 ...................     1.30%       89,869     5.200156        467,333        0.29%       -0.13%
           2001 ...................     1.30%       75,824     6.616144        501,663        0.51%      -16.08%
           2000 ...................     1.30%       18,723     9.724184        182,066        0.00%       -2.76% 5/1/00

        Neuberger Berman AMT - Growth Portfolio
           2004 ...................     1.30%       68,000    21.307629      1,448,919        0.00%        6.79%
           2003 ...................     1.30%       74,250    17.481166      1,297,977        0.00%       13.64%
           2002 ...................     1.30%       74,470    18.062896      1,345,144        0.00%       -0.20%
           2001 ...................     1.30%      117,196    26.588515      3,116,068        0.00%      -19.28%
           2000 ...................     1.30%      138,090    42.877597      5,920,967        0.00%       13.52%

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ...................     1.30%        5,000     9.993368         49,967        0.00%        3.55%
           2003 ...................     1.30%        9,399     8.406131         79,009        0.00%       13.29%
           2002 ...................     1.30%        7,023     9.019483         63,344        0.68%       -0.12%
           2001 ...................     1.30%        4,912    10.611623         52,124        0.42%        0.93%
           2000 ...................     1.30%        2,851    10.854257         30,945        0.55%        3.07%

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2004 ...................     1.30%      64,636    $18.112001     $1,170,687        0.00%       -0.64%
           2003 ...................     1.30%      72,410     18.260082      1,322,213        0.00%        1.27%
           2002 ...................     1.30%      93,926     17.586016      1,651,784        4.89%        0.01%
           2001 ...................     1.30%      59,034     16.794687        991,458        6.18%        3.99%
           2000 ...................     1.30%      58,879     15.516072        913,571        6.79%        1.27%

        Neuberger Berman AMT - Partners Portfolio
           2004 ...................     1.30%      37,024     24.299009        899,647        0.00%        4.71%
           2003 ...................     1.30%      41,490     20.354950        844,527        0.00%       16.96%
           2002 ...................     1.30%      48,555     20.822766      1,011,049        0.48%       -0.10%
           2001 ...................     1.30%      57,864     23.923000      1,384,280        0.37%       -1.28%
           2000 ...................     1.30%      67,575     24.088791      1,627,800        0.76%       -1.18%

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ...................     1.30%      68,776      5.085420        349,755        0.00%        9.37%
           2003 ...................     1.30%      16,884      4.237844         71,552        0.00%       12.99%
           2002 ...................     1.30%      11,903      4.327222         51,507        0.60%       -0.18%
           2001 ...................     1.30%      15,481      5.626229         87,100        0.78%      -27.47%
           2000 ...................     1.30%       3,519     10.661721         37,519        0.00%        6.62% 5/1/00

        Oppenheimer VA Bond Fund - Initial Class
           2004 ...................     1.30%      36,514     23.205889        847,340        4.71%       -0.02%
           2003 ...................     1.30%      67,596     23.014925      1,555,717        5.49%        4.51%
           2002 ...................     1.30%      66,724     20.804198      1,388,139        7.33%        0.02%
           2001 ...................     1.30%      68,571     20.128041      1,380,200        7.21%        4.70%
           2000 ...................     1.30%      61,865     18.591992      1,150,194        7.84%        1.29%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ...................     1.30%      80,940     14.395288      1,165,155        0.32%        1.71%
           2003 ...................     1.30%      92,126     12.226341      1,126,364        0.41%       11.66%
           2002 ...................     1.30%      77,274     12.178328        941,068        0.57%       -0.20%
           2001 ...................     1.30%      96,056     16.611937      1,595,676        0.60%       -5.50%
           2000 ...................     1.30%      88,420     19.403178      1,715,629        0.12%        8.71%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ...................     1.30%      71,630     28.350255      2,030,729        1.25%        2.67%
           2003 ...................     1.30%      70,612     21.710374      1,533,013        0.85%       11.00%
           2002 ...................     1.30%      86,993     23.472293      2,041,925        0.50%       -0.08%
           2001 ...................     1.30%     102,954     26.683323      2,747,155        0.70%       -8.97%
           2000 ...................     1.30%     107,956     31.078774      3,355,140        0.25%        9.99%

        Oppenheimer VA Main(R) Street Fund - Initial Class
           2004 ...................     1.30%      26,580      8.133735        216,195        0.85%        1.92%
           2003 ...................     1.30%      18,783      6.995458        131,396        1.03%        9.64%
           2002 ...................     1.30%      12,531      7.353489         92,147        0.64%       -0.08%
           2001 ...................     1.30%       5,834      8.388404         48,938        0.45%       -6.56%
           2000 ...................     1.30%          62      9.923502            615        0.00%       -0.76% 5/1/00

        Oppenheimer VA Multiple Strategies Fund - Initial Class
           2004 ...................     1.30%      68,314     29.271342      1,999,642        1.01%        0.69%
           2003 ...................     1.30%      56,018     26.081642      1,461,041        3.02%       10.66%
           2002 ...................     1.30%      73,081     24.626760      1,799,748        3.38%       -0.08%
           2001 ...................     1.30%      94,582     27.644148      2,614,639        3.76%        4.66%
           2000 ...................     1.30%     112,906     26.649552      3,008,894        4.44%        6.01%

        Strong Opportunity Fund II, Inc.
           2004 ...................     1.30%      71,370     41.141191      2,936,247        0.00%        8.09%
           2003 ...................     1.30%      73,441     32.478601      2,385,261        0.00%       15.40%
           2002 ...................     1.30%      89,296     32.841320      2,932,599        0.00%       -0.16%
           2001 ...................     1.30%      98,895     40.744102      4,029,388        0.22%       -0.60%
           2000 ...................     1.30%     111,976     40.283344      4,510,768        0.00%        3.41%

        Strong VIF - Strong Discovery Fund II
           2004 ...................     1.30%      19,776     25.847341        511,157        0.00%        4.85%
           2003 ...................     1.30%      24,066     20.129155        484,428        0.00%       12.38%
           2002 ...................     1.30%      28,687     19.560107        561,121        0.00%       -0.05%
           2001 ...................     1.30%      41,683     21.887975        912,356        0.68%        9.02%
           2000 ...................     1.30%      33,969     21.635577        734,939        0.00%       11.06%

        NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Strong VIF - Strong International Stock Fund II
           2002 ...................     1.30%       30,300   $ 7.083696   $      214,636      3.62%       -0.07%
           2001 ...................     1.30%       29,998     8.428633          252,842      0.00%      -14.53%
           2000 ...................     1.30%       83,030    14.457718        1,200,424      0.00%      -12.48%

        Van Eck WIT - Worldwide Bond Fund
           2004 ...................     1.30%       45,362    18.840092          854,624      8.46%       -2.70%
           2003 ...................     1.30%       39,868    18.201293          725,649      1.62%        9.64%
           2002 ...................     1.30%       41,049    15.077703          618,925      0.00%        0.09%
           2001 ...................     1.30%       29,871    13.590319          405,956      4.49%       -7.91%
           2000 ...................     1.30%       32,914    14.552700          478,988      4.81%       -0.84%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ...................     1.30%       45,930     8.897845          408,678      0.57%       -2.96%
           2003 ...................     1.30%       21,625     6.608879          142,917      0.13%        9.70%
           2002 ...................     1.30%       75,103     6.672120          501,096      0.15%        0.06%
           2001 ...................     1.30%       51,579     6.397651          329,984      0.00%       -1.37%
           2000 ...................     1.30%       52,529     9.836053          516,678      0.00%      -12.98%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ...................     1.30%       38,384    17.880306          686,318      0.41%        2.45%
           2003 ...................     1.30%       44,220    12.938152          572,125      0.52%        5.95%
           2002 ...................     1.30%       49,745    13.832106          688,078      0.63%        0.09%
           2001 ...................     1.30%       53,370    13.823463          737,758      1.07%       -4.03%
           2000 ...................     1.30%       63,127    13.524434          853,757      1.10%        3.26%

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ...................     1.30%        8,704    13.849649          120,547      0.00%       -3.83%
           2003 ...................     1.30%       20,698    13.325567          275,813      0.00%       16.78%
           2002 ...................     1.30%       21,829    10.531555          229,893      0.00%        0.00%
           2001 ...................     1.30%        3,246    10.138402           32,909      0.00%        4.10%
           2000 ...................     1.30%       10,926     9.373441          102,414      0.00%        5.83%

        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ...................     1.30%       43,128    28.906003        1,246,658      0.00%        6.50%
           2003 ...................     1.30%       42,800    22.655983          969,676      0.00%       13.30%
           2002 ...................     1.30%       74,936    22.405151        1,678,952      0.00%        0.10%
           2001 ...................     1.30%       57,251    20.224083        1,157,849      0.00%        7.38%
           2000 ...................     1.30%       57,612    16.915844          974,556      4.52%       13.54% 9/21/00
                                                                          --------------

     Contract Owners' Equity Total By Year

        2004 ..........................................................   $  881,597,025
                                                                          ==============
        2003 ..........................................................   $  787,581,000
                                                                          ==============
        2002 ..........................................................   $  834,667,793
                                                                          ==============
        2001 ..........................................................   $  992,071,963
                                                                          ==============
        2000 ..........................................................   $1,170,595,750
                                                                          ==============

* This represents the annual contract expense rate of the variable account and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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